Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	STATE FARM MUTUAL FUND TRUST
Central Index Key	0001119720
Amendment Flag	false
Document Creation Date	Apr 29, 2013
Document Effective Date	May 1, 2013
Prospectus Date	May 1, 2013

Retail Class Prospectus | State Farm Equity Fund
STATE FARM EQUITY FUND (SNEAX) (SNEBX) (SLEAX) (SLEBX)
Investment Objective:
The State Farm Equity Fund (the “Fund” or the “Equity Fund”) seeks long term growth of capital.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus State Farm Equity Fund (USD $)		Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.00%	none	3.00%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)		none	5.00%	none	3.00%
Maximum account fee	[1]	none	none	none	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Class Prospectus State Farm Equity Fund	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.60%	0.60%	0.60%	0.60%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.33%	0.33%	0.33%	0.33%
Acquired Fund Fees & Expenses	none	none	none	none
Total Annual Fund Operating Expenses	1.18%	1.88%	1.18%	1.58%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retail Class Prospectus State Farm Equity Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class A	614	856	1,117	1,860
Class B	691	941	1,216	2,018
Legacy Class A	417	663	930	1,689
Legacy Class B	461	774	1,060	1,771

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Retail Class Prospectus State Farm Equity Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class B	191	591	1,016	2,018
Legacy Class B	161	499	860	1,771

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Principal Investment Strategies
          Two different investment sub-advisers, Bridgeway Capital Management, Inc. ("Bridgeway") and Westwood Management Corp. ("Westwood"), select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund's portfolio. State Farm Investment Management Corp. (the "Manager" or "SFIMC") monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund's portfolio are discussed separately below.

Bridgeway

          Bridgeway primarily invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway defines "large stocks" as those whose market capitalization (stock market worth) falls within the range of the Russell 1000 Index, an unmanaged, market value weighted index, which measures performance of approximately 1,000 of the largest companies in the U.S. market with dividends reinvested. The Russell 1000 Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Growth stocks are those that Bridgeway believes have above average prospects for economic growth. Bridgeway selects stocks within the large-cap growth category for the Equity Fund using a statistically driven approach. At least 80% of Bridgeway's portion of the Equity Fund's net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap growth category at the time of purchase.

Westwood

          Under normal market conditions, Westwood invests at least 80% of its portion of the Equity Fund (which includes, for purposes of this test, the amount of any borrowings for investment purposes) primarily in common stocks of large capitalization companies, including foreign companies. Westwood may invest its portion of the Equity Fund in securities of companies economically tied to emerging markets. Westwood invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Westwood defines large capitalization companies as those companies with market capitalizations greater than $5 billion at the time of purchase, while seasoned companies generally have been operating for at least three years.

          In selecting securities, Westwood maintains a list of approved securities of issuers which it believes have proven records and potential for above-average earnings growth. Westwood considers purchasing a security on such list if Westwood's forecast for growth rates and earnings for that issuer exceeds Wall Street expectations. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt to equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood has disciplines in place that serve as sell signals, such as a security reaching a pre-determined price target, and/or a fundamental change that negatively impacts the outlook and original investment thesis. The investment team will also review a stock if the price of the stock declines 15% or more in the first 45 days held. The risk characteristics of Westwood's portion of the Equity Fund, such as beta (a measure of volatility), are generally expected to be less than those of the S&P 500 Index, the Fund's benchmark.

Both Bridgeway and Westwood may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Equity Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.     Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.     Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.     The assessment by the Fund's investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund's best and worst quarters during the periods indicated in the bar chart were: Best quarter: 13.22%, during the first quarter of 2012. Worst quarter: -24.19% during the fourth quarter of 2008.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retail Class Prospectus State Farm Equity Fund		1 Year	5 Years	10 Years (or life of class, if less)	Since Inception	Inception Date
Legacy Class A Shares		12.70%	(2.30%)	3.15%
Legacy Class A Shares Return After Taxes on Distributions		12.55%	(2.44%)	2.65%
Legacy Class A Shares Return After Taxes on Distributions and Sale of Fund Shares		8.46%	(1.97%)	2.69%
Legacy Class B Shares		12.62%	(2.49%)	3.07%
Class A Shares		10.13%	(2.72%)		(1.71%)	May 1, 2006
Class B Shares		10.35%	(2.76%)		(1.66%)	May 1, 2006
S&P 500 Index (reflects no deduction for fees, expenses or taxes.)	[1]	16.00%	1.66%	7.10%
[1]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 3.54%.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | State Farm Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM EQUITY FUND (SNEAX) (SNEBX) (SLEAX) (SLEBX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm Equity Fund (the “Fund” or the “Equity Fund”) seeks long term growth of capital.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Two different investment sub-advisers, Bridgeway Capital Management, Inc. ("Bridgeway") and Westwood Management Corp. ("Westwood"), select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund's portfolio. State Farm Investment Management Corp. (the "Manager" or "SFIMC") monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund's portfolio are discussed separately below.

Bridgeway

          Bridgeway primarily invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway defines "large stocks" as those whose market capitalization (stock market worth) falls within the range of the Russell 1000 Index, an unmanaged, market value weighted index, which measures performance of approximately 1,000 of the largest companies in the U.S. market with dividends reinvested. The Russell 1000 Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Growth stocks are those that Bridgeway believes have above average prospects for economic growth. Bridgeway selects stocks within the large-cap growth category for the Equity Fund using a statistically driven approach. At least 80% of Bridgeway's portion of the Equity Fund's net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap growth category at the time of purchase.

Westwood

          Under normal market conditions, Westwood invests at least 80% of its portion of the Equity Fund (which includes, for purposes of this test, the amount of any borrowings for investment purposes) primarily in common stocks of large capitalization companies, including foreign companies. Westwood may invest its portion of the Equity Fund in securities of companies economically tied to emerging markets. Westwood invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Westwood defines large capitalization companies as those companies with market capitalizations greater than $5 billion at the time of purchase, while seasoned companies generally have been operating for at least three years.

          In selecting securities, Westwood maintains a list of approved securities of issuers which it believes have proven records and potential for above-average earnings growth. Westwood considers purchasing a security on such list if Westwood's forecast for growth rates and earnings for that issuer exceeds Wall Street expectations. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt to equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood has disciplines in place that serve as sell signals, such as a security reaching a pre-determined price target, and/or a fundamental change that negatively impacts the outlook and original investment thesis. The investment team will also review a stock if the price of the stock declines 15% or more in the first 45 days held. The risk characteristics of Westwood's portion of the Equity Fund, such as beta (a measure of volatility), are generally expected to be less than those of the S&P 500 Index, the Fund's benchmark.

		Both Bridgeway and Westwood may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Equity Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.     Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.     Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.     The assessment by the Fund's investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Equity Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst quarters during the periods indicated in the bar chart were: Best quarter: 13.22%, during the first quarter of 2012. Worst quarter: -24.19% during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Retail Class Prospectus | State Farm Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
After 1 year	rr_ExpenseExampleYear01	614
After 3 years	rr_ExpenseExampleYear03	856
After 5 years	rr_ExpenseExampleYear05	1,117
After 10 years	rr_ExpenseExampleYear10	1,860
1 Year	rr_AverageAnnualReturnYear01	10.13%
5 Years	rr_AverageAnnualReturnYear05	(2.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Retail Class Prospectus | State Farm Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum Account Fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
After 1 year	rr_ExpenseExampleYear01	691
After 3 years	rr_ExpenseExampleYear03	941
After 5 years	rr_ExpenseExampleYear05	1,216
After 10 years	rr_ExpenseExampleYear10	2,018
After 1 year	rr_ExpenseExampleNoRedemptionYear01	191
After 3 years	rr_ExpenseExampleNoRedemptionYear03	591
After 5 years	rr_ExpenseExampleNoRedemptionYear05	1,016
After 10 years	rr_ExpenseExampleNoRedemptionYear10	2,018
1 Year	rr_AverageAnnualReturnYear01	10.35%
5 Years	rr_AverageAnnualReturnYear05	(2.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Retail Class Prospectus | State Farm Equity Fund | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
After 1 year	rr_ExpenseExampleYear01	417
After 3 years	rr_ExpenseExampleYear03	663
After 5 years	rr_ExpenseExampleYear05	930
After 10 years	rr_ExpenseExampleYear10	1,689
2003	rr_AnnualReturn2003	22.81%
2004	rr_AnnualReturn2004	7.80%
2005	rr_AnnualReturn2005	6.76%
2006	rr_AnnualReturn2006	15.99%
2007	rr_AnnualReturn2007	(6.57%)
2008	rr_AnnualReturn2008	(41.54%)
2009	rr_AnnualReturn2009	20.68%
2010	rr_AnnualReturn2010	12.94%
2011	rr_AnnualReturn2011	(0.82%)
2012	rr_AnnualReturn2012	16.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.19%)
1 Year	rr_AverageAnnualReturnYear01	12.70%
5 Years	rr_AverageAnnualReturnYear05	(2.30%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	3.15%
Retail Class Prospectus | State Farm Equity Fund | Legacy Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Maximum Account Fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
After 1 year	rr_ExpenseExampleYear01	461
After 3 years	rr_ExpenseExampleYear03	774
After 5 years	rr_ExpenseExampleYear05	1,060
After 10 years	rr_ExpenseExampleYear10	1,771
After 1 year	rr_ExpenseExampleNoRedemptionYear01	161
After 3 years	rr_ExpenseExampleNoRedemptionYear03	499
After 5 years	rr_ExpenseExampleNoRedemptionYear05	860
After 10 years	rr_ExpenseExampleNoRedemptionYear10	1,771
1 Year	rr_AverageAnnualReturnYear01	12.62%
5 Years	rr_AverageAnnualReturnYear05	(2.49%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	3.07%
Retail Class Prospectus | State Farm Equity Fund | Return After Taxes on Distributions | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.55%
5 Years	rr_AverageAnnualReturnYear05	(2.44%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	2.65%
Retail Class Prospectus | State Farm Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.46%
5 Years	rr_AverageAnnualReturnYear05	(1.97%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	2.69%
Retail Class Prospectus | State Farm Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[2]
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	7.10%	[2]

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.
[2]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 3.54%.

Retail Class Prospectus | State Farm Small Mid Cap Equity Fund
STATE FARM SMALL/MID CAP EQUITY FUND (SSNAX) (SSNBX) (SFSAX) (SFSBX)
Investment Objective:
The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund” or the “Fund”) seeks long-term growth of capital.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus State Farm Small Mid Cap Equity Fund (USD $)		Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.00%	none	3.00%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)		none	5.00%	none	3.00%
Maximum account fee	[1]	none	none	none	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Class Prospectus State Farm Small Mid Cap Equity Fund	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.80%	0.80%	0.80%	0.80%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.37%	0.37%	0.37%	0.37%
Acquired Fund Fees & Expenses	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.44%	2.14%	1.44%	1.84%
Less: Fee Waiver	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.42%	2.12%	1.42%	1.82%

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retail Class Prospectus State Farm Small Mid Cap Equity Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class A	637	931	1,246	2,136
Class B	715	1,018	1,347	2,293
Legacy Class A	440	740	1,061	1,971
Legacy Class B	485	852	1,194	2,053

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Retail Class Prospectus State Farm Small Mid Cap Equity Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class B	215	668	1,147	2,293
Legacy Class B	185	577	994	2,053

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
Principal Investment Strategies
          Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Rainier Investment Management, Inc. (“Rainier”), select investments for the Small/Mid Cap Equity Fund. Bridgeway and Rainier each manage approximately one-half of the Small/Mid Cap Equity Fund’s portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund’s portfolio are discussed separately below.

Bridgeway

          Bridgeway primarily invests its segment of the Fund in a diversified portfolio of small and mid-capitalization stocks. Bridgeway defines “small stocks” as those whose market capitalization (stock market value) falls within the range of the Russell 2000 Index, an unmanaged, market value weighted index, which measures performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the U.S. market with dividends reinvested. The Russell 2000 Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Bridgeway selects stocks using a statistically driven approach.

          Bridgeway invests in small and mid-capitalization stocks in the “value” category, which it defines as those stocks that Bridgeway believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Under normal market conditions, at least 80% of Bridgeway’s portion of the Fund’s net assets (plus borrowings for investment purposes) is invested in stocks from among those in the small cap value category at the time of purchase. However, Bridgeway will not necessarily sell a stock if it “migrates” to a different category after purchase.

          Bridgeway may invest up to 10% of its segment of the Fund’s portfolio primarily in common stocks of foreign companies.

          Bridgeway may sell individual securities for several reasons including: the investment purpose for purchasing the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Rainier

          Rainier invests its segment of the Fund primarily (at least 80%) in the common stock of mid-capitalization companies traded in the U.S. with prospects of strong earnings growth and attractive overall business fundamentals, selling at reasonable valuations. Rainier considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index, an index that includes the smallest 800 securities in the Russell 1000® Index.

          The portfolio managed by Rainier will invest in a blend of stocks with both growth and value characteristics. In selecting common stocks for purchase by the Small/Mid Cap Equity Fund, Rainier emphasizes companies that it believes are likely to demonstrate superior business growth relative to their peers and whose equities are selling at attractive relative valuations.

          Rainier may invest up to 20% of its segment of the Fund’s assets primarily in common stocks and depositary receipts of foreign companies.

Rainier considers the sale of specific common stock when fundamentals deteriorate; when a stock reaches or surpasses its price target; or when better opportunities are perceived in alternative stocks.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.     Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.      Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.      The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Smaller Company Size Risk.      The securities of smaller capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 22.93%, during the second quarter of 2003. Worst quarter: -29.67% during the fourth quarter of 2008.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retail Class Prospectus State Farm Small Mid Cap Equity Fund		1 Year	5 Years	10 Years (or life of class, if less)	Since Inception	Inception Date
Legacy Class A Shares		13.30%	(1.19%)	6.45%
Legacy Class A Shares Return After Taxes on Distributions		13.30%	(1.22%)	5.88%
Legacy Class A Shares Return After Taxes on Distributions and Sale of Fund Shares		8.64%	(1.02%)	5.51%
Legacy Class B Shares		13.21%	(1.40%)	6.36%
Class A Shares		10.89%	(1.62%)		1.58%	May 1, 2006
Class B Shares		10.84%	(1.64%)		1.70%	May 1, 2006
Russell 2500 Index (reflects no deduction for fees, expenses or taxes.)	[1]	17.88%	4.34%	10.49%
[1]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 4.14%.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | State Farm Small Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM SMALL/MID CAP EQUITY FUND (SSNAX) (SSNBX) (SFSAX) (SFSBX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund” or the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Rainier Investment Management, Inc. (“Rainier”), select investments for the Small/Mid Cap Equity Fund. Bridgeway and Rainier each manage approximately one-half of the Small/Mid Cap Equity Fund’s portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund’s portfolio are discussed separately below.

Bridgeway

          Bridgeway primarily invests its segment of the Fund in a diversified portfolio of small and mid-capitalization stocks. Bridgeway defines “small stocks” as those whose market capitalization (stock market value) falls within the range of the Russell 2000 Index, an unmanaged, market value weighted index, which measures performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the U.S. market with dividends reinvested. The Russell 2000 Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Bridgeway selects stocks using a statistically driven approach.

          Bridgeway invests in small and mid-capitalization stocks in the “value” category, which it defines as those stocks that Bridgeway believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Under normal market conditions, at least 80% of Bridgeway’s portion of the Fund’s net assets (plus borrowings for investment purposes) is invested in stocks from among those in the small cap value category at the time of purchase. However, Bridgeway will not necessarily sell a stock if it “migrates” to a different category after purchase.

          Bridgeway may invest up to 10% of its segment of the Fund’s portfolio primarily in common stocks of foreign companies.

          Bridgeway may sell individual securities for several reasons including: the investment purpose for purchasing the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Rainier

          Rainier invests its segment of the Fund primarily (at least 80%) in the common stock of mid-capitalization companies traded in the U.S. with prospects of strong earnings growth and attractive overall business fundamentals, selling at reasonable valuations. Rainier considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index, an index that includes the smallest 800 securities in the Russell 1000® Index.

          The portfolio managed by Rainier will invest in a blend of stocks with both growth and value characteristics. In selecting common stocks for purchase by the Small/Mid Cap Equity Fund, Rainier emphasizes companies that it believes are likely to demonstrate superior business growth relative to their peers and whose equities are selling at attractive relative valuations.

          Rainier may invest up to 20% of its segment of the Fund’s assets primarily in common stocks and depositary receipts of foreign companies.

		Rainier considers the sale of specific common stock when fundamentals deteriorate; when a stock reaches or surpasses its price target; or when better opportunities are perceived in alternative stocks.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.     Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.      Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.      The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Smaller Company Size Risk.      The securities of smaller capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 22.93%, during the second quarter of 2003. Worst quarter: -29.67% during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Retail Class Prospectus | State Farm Small Mid Cap Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.42%
After 1 year	rr_ExpenseExampleYear01	637
After 3 years	rr_ExpenseExampleYear03	931
After 5 years	rr_ExpenseExampleYear05	1,246
After 10 years	rr_ExpenseExampleYear10	2,136
1 Year	rr_AverageAnnualReturnYear01	10.89%
5 Years	rr_AverageAnnualReturnYear05	(1.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Retail Class Prospectus | State Farm Small Mid Cap Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.12%
After 1 year	rr_ExpenseExampleYear01	715
After 3 years	rr_ExpenseExampleYear03	1,018
After 5 years	rr_ExpenseExampleYear05	1,347
After 10 years	rr_ExpenseExampleYear10	2,293
After 1 year	rr_ExpenseExampleNoRedemptionYear01	215
After 3 years	rr_ExpenseExampleNoRedemptionYear03	668
After 5 years	rr_ExpenseExampleNoRedemptionYear05	1,147
After 10 years	rr_ExpenseExampleNoRedemptionYear10	2,293
1 Year	rr_AverageAnnualReturnYear01	10.84%
5 Years	rr_AverageAnnualReturnYear05	(1.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Retail Class Prospectus | State Farm Small Mid Cap Equity Fund | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.42%
After 1 year	rr_ExpenseExampleYear01	440
After 3 years	rr_ExpenseExampleYear03	740
After 5 years	rr_ExpenseExampleYear05	1,061
After 10 years	rr_ExpenseExampleYear10	1,971
2003	rr_AnnualReturn2003	39.38%
2004	rr_AnnualReturn2004	6.20%
2005	rr_AnnualReturn2005	1.57%
2006	rr_AnnualReturn2006	14.43%
2007	rr_AnnualReturn2007	15.33%
2008	rr_AnnualReturn2008	(45.94%)
2009	rr_AnnualReturn2009	29.09%
2010	rr_AnnualReturn2010	22.40%
2011	rr_AnnualReturn2011	(2.65%)
2012	rr_AnnualReturn2012	16.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.67%)
1 Year	rr_AverageAnnualReturnYear01	13.30%
5 Years	rr_AverageAnnualReturnYear05	(1.19%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	6.45%
Retail Class Prospectus | State Farm Small Mid Cap Equity Fund | Legacy Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.82%
After 1 year	rr_ExpenseExampleYear01	485
After 3 years	rr_ExpenseExampleYear03	852
After 5 years	rr_ExpenseExampleYear05	1,194
After 10 years	rr_ExpenseExampleYear10	2,053
After 1 year	rr_ExpenseExampleNoRedemptionYear01	185
After 3 years	rr_ExpenseExampleNoRedemptionYear03	577
After 5 years	rr_ExpenseExampleNoRedemptionYear05	994
After 10 years	rr_ExpenseExampleNoRedemptionYear10	2,053
1 Year	rr_AverageAnnualReturnYear01	13.21%
5 Years	rr_AverageAnnualReturnYear05	(1.40%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	6.36%
Retail Class Prospectus | State Farm Small Mid Cap Equity Fund | Return After Taxes on Distributions | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.30%
5 Years	rr_AverageAnnualReturnYear05	(1.22%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	5.88%
Retail Class Prospectus | State Farm Small Mid Cap Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.64%
5 Years	rr_AverageAnnualReturnYear05	(1.02%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	5.51%
Retail Class Prospectus | State Farm Small Mid Cap Equity Fund | Russell 2500 Index (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.88%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.34%	[2]
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	10.49%	[2]

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.
[2]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 4.14%.

Retail Class Prospectus | State Farm International Equity Fund
STATE FARM INTERNATIONAL EQUITY FUND (SNIAX) (SNIBX) (SFFAX) (SFFBX)
Investment Objective:
The State Farm International Equity Fund (the “International Equity Fund” or the “Fund”) seeks long term growth of capital.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus State Farm International Equity Fund (USD $)		Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.00%	none	3.00%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)		none	5.00%	none	3.00%
Maximum account fee	[1]	none	none	none	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Class Prospectus State Farm International Equity Fund		Class A	Class B	Legacy Class A	Legacy Class B
Management fees		0.80%	0.80%	0.80%	0.80%
Distribution [and/or Service] (12b-1 fees) fees		0.25%	0.60%	0.25%	0.65%
Other Expenses		0.50%	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses		1.55%	1.90%	1.55%	1.95%
Less: Fee Waiver		(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.50%	1.85%	1.50%	1.90%
[1]	The expense information in the table has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retail Class Prospectus State Farm International Equity Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class A	645	960	1,298	2,249
Class B	688	942	1,222	2,127
Legacy Class A	448	770	1,115	2,086
Legacy Class B	493	882	1,248	2,167

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Retail Class Prospectus State Farm International Equity Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class B	188	592	1,022	2,127
Legacy Class B	193	607	1,048	2,167

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies
          Two different investment sub-advisers, Marsico Capital Management, LLC ("Marsico") and Northern Cross, LLC ("Northern Cross"), select investments for the International Equity Fund. Marsico and Northern Cross each manage approximately one-half of the International Equity Fund's portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund's portfolio are discussed separately below.

Marsico

          Marsico invests its portion of the International Equity Fund primarily in common stocks of foreign companies that it selects for their long-term growth potential. Marsico may invest its portion of the International Equity Fund in an unlimited number of companies of any size throughout the world, and normally invests in the securities of issuers that are economically tied to at least four different foreign countries. The Fund may invest in securities of companies economically tied to emerging markets. Some issuers of securities in the Fund's portfolio may be based in or economically tied to the U.S. In selecting investments for the Fund, Marsico uses an approach that combines 'top-down' macro-economic analysis that focuses on broad financial and economic indicators with 'bottom-up' stock selection that initially focuses on individual stocks.

          Marsico may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Northern Cross

          Northern Cross invests its portion of the International Equity Fund in securities issued by foreign companies, which it believes have the potential for long term margin expansion. Northern Cross primarily focuses on common stocks priced cheaply relative to some financial measure of worth, such as ratios of price to earnings, price to sales or price to cash flow. Under normal market conditions, Northern Cross will invest its portion of the International Equity Fund in 60-80 companies with a diversified representation of sectors. In selecting securities for the International Equity Fund, Northern Cross gives careful consideration to currency, political stability and other effects of international investing.

Northern Cross may sell individual securities for several reasons including: full valuation of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.     Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.     Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.     The assessment by the Fund's investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 25.34%, during the second quarter of 2009. Worst quarter: -23.62% during the fourth quarter of 2008.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retail Class Prospectus State Farm International Equity Fund		1 Year	5 Years	10 Years (or life of class, if less)	Since Inception	Inception Date
Legacy Class A Shares		15.10%	(4.44%)	6.20%
Legacy Class A Shares Return After Taxes on Distributions		15.10%	(4.53%)	5.97%
Legacy Class A Shares Return After Taxes on Distributions and Sale of Fund Shares		9.81%	(3.66%)	5.52%
Legacy Class B Shares		15.09%	(4.62%)	6.12%
Class A Shares		12.61%	(4.85%)		(1.24%)	May 1, 2006
Class B Shares		12.74%	(4.85%)		(1.12%)	May 1, 2006
MSCI ACWI ex. U.S Index (reflects no deduction for fees, expenses or taxes.)	[1]	16.83%	(2.89%)	9.74%
[1]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 1.44%.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | State Farm International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM INTERNATIONAL EQUITY FUND (SNIAX) (SNIBX) (SFFAX) (SFFBX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm International Equity Fund (the “International Equity Fund” or the “Fund”) seeks long term growth of capital.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Two different investment sub-advisers, Marsico Capital Management, LLC ("Marsico") and Northern Cross, LLC ("Northern Cross"), select investments for the International Equity Fund. Marsico and Northern Cross each manage approximately one-half of the International Equity Fund's portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund's portfolio are discussed separately below.

Marsico

          Marsico invests its portion of the International Equity Fund primarily in common stocks of foreign companies that it selects for their long-term growth potential. Marsico may invest its portion of the International Equity Fund in an unlimited number of companies of any size throughout the world, and normally invests in the securities of issuers that are economically tied to at least four different foreign countries. The Fund may invest in securities of companies economically tied to emerging markets. Some issuers of securities in the Fund's portfolio may be based in or economically tied to the U.S. In selecting investments for the Fund, Marsico uses an approach that combines 'top-down' macro-economic analysis that focuses on broad financial and economic indicators with 'bottom-up' stock selection that initially focuses on individual stocks.

          Marsico may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Northern Cross

          Northern Cross invests its portion of the International Equity Fund in securities issued by foreign companies, which it believes have the potential for long term margin expansion. Northern Cross primarily focuses on common stocks priced cheaply relative to some financial measure of worth, such as ratios of price to earnings, price to sales or price to cash flow. Under normal market conditions, Northern Cross will invest its portion of the International Equity Fund in 60-80 companies with a diversified representation of sectors. In selecting securities for the International Equity Fund, Northern Cross gives careful consideration to currency, political stability and other effects of international investing.

		Northern Cross may sell individual securities for several reasons including: full valuation of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.     Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.     Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.     The assessment by the Fund's investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 25.34%, during the second quarter of 2009. Worst quarter: -23.62% during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Retail Class Prospectus | State Farm International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.50%	[2]
After 1 year	rr_ExpenseExampleYear01	645
After 3 years	rr_ExpenseExampleYear03	960
After 5 years	rr_ExpenseExampleYear05	1,298
After 10 years	rr_ExpenseExampleYear10	2,249
1 Year	rr_AverageAnnualReturnYear01	12.61%
5 Years	rr_AverageAnnualReturnYear05	(4.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Retail Class Prospectus | State Farm International Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.85%	[2]
After 1 year	rr_ExpenseExampleYear01	688
After 3 years	rr_ExpenseExampleYear03	942
After 5 years	rr_ExpenseExampleYear05	1,222
After 10 years	rr_ExpenseExampleYear10	2,127
After 1 year	rr_ExpenseExampleNoRedemptionYear01	188
After 3 years	rr_ExpenseExampleNoRedemptionYear03	592
After 5 years	rr_ExpenseExampleNoRedemptionYear05	1,022
After 10 years	rr_ExpenseExampleNoRedemptionYear10	2,127
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	(4.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Retail Class Prospectus | State Farm International Equity Fund | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.50%	[2]
After 1 year	rr_ExpenseExampleYear01	448
After 3 years	rr_ExpenseExampleYear03	770
After 5 years	rr_ExpenseExampleYear05	1,115
After 10 years	rr_ExpenseExampleYear10	2,086
2003	rr_AnnualReturn2003	33.61%
2004	rr_AnnualReturn2004	12.34%
2005	rr_AnnualReturn2005	16.27%
2006	rr_AnnualReturn2006	18.67%
2007	rr_AnnualReturn2007	10.66%
2008	rr_AnnualReturn2008	(47.04%)
2009	rr_AnnualReturn2009	35.90%
2010	rr_AnnualReturn2010	11.72%
2011	rr_AnnualReturn2011	(13.89%)
2012	rr_AnnualReturn2012	18.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.62%)
1 Year	rr_AverageAnnualReturnYear01	15.10%
5 Years	rr_AverageAnnualReturnYear05	(4.44%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	6.20%
Retail Class Prospectus | State Farm International Equity Fund | Legacy Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.90%	[2]
After 1 year	rr_ExpenseExampleYear01	493
After 3 years	rr_ExpenseExampleYear03	882
After 5 years	rr_ExpenseExampleYear05	1,248
After 10 years	rr_ExpenseExampleYear10	2,167
After 1 year	rr_ExpenseExampleNoRedemptionYear01	193
After 3 years	rr_ExpenseExampleNoRedemptionYear03	607
After 5 years	rr_ExpenseExampleNoRedemptionYear05	1,048
After 10 years	rr_ExpenseExampleNoRedemptionYear10	2,167
1 Year	rr_AverageAnnualReturnYear01	15.09%
5 Years	rr_AverageAnnualReturnYear05	(4.62%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	6.12%
Retail Class Prospectus | State Farm International Equity Fund | Return After Taxes on Distributions | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.10%
5 Years	rr_AverageAnnualReturnYear05	(4.53%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	5.97%
Retail Class Prospectus | State Farm International Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.81%
5 Years	rr_AverageAnnualReturnYear05	(3.66%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	5.52%
Retail Class Prospectus | State Farm International Equity Fund | MSCI ACWI ex. U.S Index (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.83%	[3]
5 Years	rr_AverageAnnualReturnYear05	(2.89%)	[3]
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	9.74%	[3]

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 1.44%.

Retail Class Prospectus | State Farm S & P 500 Index Fund
STATE FARM S&P 500 INDEX FUND (SNPAX) (SNPBX) (SLIAX) (SLIBX)
Investment Objective:
The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund” or the “Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus State Farm S & P 500 Index Fund (USD $)		Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.00%	none	3.00%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)		none	5.00%	none	3.00%
Maximum account fee	[1]	none	none	none	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Class Prospectus State Farm S & P 500 Index Fund	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.18%	0.18%	0.18%	0.18%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.33%	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	0.76%	1.47%	0.77%	1.17%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retail Class Prospectus State Farm S & P 500 Index Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class A	574	731	901	1,395
Class B	650	815	1,003	1,565
Legacy Class A	376	539	715	1,226
Legacy Class B	419	647	844	1,309

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Retail Class Prospectus State Farm S & P 500 Index Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class B	150	465	803	1,565
Legacy Class B	119	372	644	1,309

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies
          The S&P 500 Index Fund seeks to achieve investment performance that is similar to the S&P 500 Index (the Fund’s target benchmark). The S&P 500 Index is a widely used measure of large U.S. company stock performance. Standard & Poor’s (“S&P”) selects stocks for the S&P 500 Index based upon the following factors:

  market value

  industry group classification (so that the S&P 500 Index represents a broad range of industry segments within the U.S. economy)

  trading activity, to ensure ample liquidity and efficient share pricing fundamental analysis, to ensure that companies in the S&P 500 Index are stable

          The S&P 500 Index Fund pursues its investment objective by:

  investing in substantially all of the securities that make up the S&P 500 Index investing in these securities in proportions that match, approximately, the weightings of the S&P 500 Index

          Under normal operating conditions, the S&P 500 Index Fund seeks to invest at least 90% of its total assets in stocks that are represented in the S&P 500 Index.

BlackRock Fund Advisors (“BFA”), the sub-adviser to the Fund, may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Indexing Risk.    This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

  Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Fund, State Farm Investment Management Corp. (“SFIMC” or the “Manager”) or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund's best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 15.64%,
           during the second quarter of 2009.

Worst quarter: -21.98%,
during the fourth quarter of 2008.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retail Class Prospectus State Farm S & P 500 Index Fund		1 Year	5 Years	10 Years (or life of class, if less)	Since Inception	Inception Date
Legacy Class A Shares		11.71%	0.33%	5.96%
Legacy Class A Shares Return After Taxes on Distributions		11.48%	0.10%	5.76%
Legacy Class A Shares Return After Taxes on Distributions and Sale of Fund Shares		7.92%	0.23%	5.21%
Legacy Class B Shares		11.63%	0.12%	5.89%
Class A Shares		9.24%	(0.10%)		2.00%	May 1, 2006
Class B Shares		9.37%	(0.17%)		2.09%	May 1, 2006
S&P 500 Index (reflects no deduction for fees, expenses or taxes.)	[1]	16.00%	1.66%	7.10%
[1]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 3.54%.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | State Farm S & P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM S&P 500 INDEX FUND (SNPAX) (SNPBX) (SLIAX) (SLIBX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund” or the “Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The S&P 500 Index Fund seeks to achieve investment performance that is similar to the S&P 500 Index (the Fund’s target benchmark). The S&P 500 Index is a widely used measure of large U.S. company stock performance. Standard & Poor’s (“S&P”) selects stocks for the S&P 500 Index based upon the following factors:

  market value

  industry group classification (so that the S&P 500 Index represents a broad range of industry segments within the U.S. economy)

  trading activity, to ensure ample liquidity and efficient share pricing fundamental analysis, to ensure that companies in the S&P 500 Index are stable

          The S&P 500 Index Fund pursues its investment objective by:

  investing in substantially all of the securities that make up the S&P 500 Index investing in these securities in proportions that match, approximately, the weightings of the S&P 500 Index

          Under normal operating conditions, the S&P 500 Index Fund seeks to invest at least 90% of its total assets in stocks that are represented in the S&P 500 Index.

		BlackRock Fund Advisors (“BFA”), the sub-adviser to the Fund, may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Indexing Risk.    This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

  Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Fund, State Farm Investment Management Corp. (“SFIMC” or the “Manager”) or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 15.64%,
           during the second quarter of 2009.

Worst quarter: -21.98%,
		during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Retail Class Prospectus | State Farm S & P 500 Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.18%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
After 1 year	rr_ExpenseExampleYear01	574
After 3 years	rr_ExpenseExampleYear03	731
After 5 years	rr_ExpenseExampleYear05	901
After 10 years	rr_ExpenseExampleYear10	1,395
1 Year	rr_AverageAnnualReturnYear01	9.24%
5 Years	rr_AverageAnnualReturnYear05	(0.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Retail Class Prospectus | State Farm S & P 500 Index Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.18%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
After 1 year	rr_ExpenseExampleYear01	650
After 3 years	rr_ExpenseExampleYear03	815
After 5 years	rr_ExpenseExampleYear05	1,003
After 10 years	rr_ExpenseExampleYear10	1,565
After 1 year	rr_ExpenseExampleNoRedemptionYear01	150
After 3 years	rr_ExpenseExampleNoRedemptionYear03	465
After 5 years	rr_ExpenseExampleNoRedemptionYear05	803
After 10 years	rr_ExpenseExampleNoRedemptionYear10	1,565
1 Year	rr_AverageAnnualReturnYear01	9.37%
5 Years	rr_AverageAnnualReturnYear05	(0.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Retail Class Prospectus | State Farm S & P 500 Index Fund | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.18%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
After 1 year	rr_ExpenseExampleYear01	376
After 3 years	rr_ExpenseExampleYear03	539
After 5 years	rr_ExpenseExampleYear05	715
After 10 years	rr_ExpenseExampleYear10	1,226
2003	rr_AnnualReturn2003	27.39%
2004	rr_AnnualReturn2004	10.06%
2005	rr_AnnualReturn2005	4.08%
2006	rr_AnnualReturn2006	14.97%
2007	rr_AnnualReturn2007	4.73%
2008	rr_AnnualReturn2008	(37.46%)
2009	rr_AnnualReturn2009	25.74%
2010	rr_AnnualReturn2010	14.17%
2011	rr_AnnualReturn2011	1.35%
2012	rr_AnnualReturn2012	15.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.98%)
1 Year	rr_AverageAnnualReturnYear01	11.71%
5 Years	rr_AverageAnnualReturnYear05	0.33%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	5.96%
Retail Class Prospectus | State Farm S & P 500 Index Fund | Legacy Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.18%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
After 1 year	rr_ExpenseExampleYear01	419
After 3 years	rr_ExpenseExampleYear03	647
After 5 years	rr_ExpenseExampleYear05	844
After 10 years	rr_ExpenseExampleYear10	1,309
After 1 year	rr_ExpenseExampleNoRedemptionYear01	119
After 3 years	rr_ExpenseExampleNoRedemptionYear03	372
After 5 years	rr_ExpenseExampleNoRedemptionYear05	644
After 10 years	rr_ExpenseExampleNoRedemptionYear10	1,309
1 Year	rr_AverageAnnualReturnYear01	11.63%
5 Years	rr_AverageAnnualReturnYear05	0.12%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	5.89%
Retail Class Prospectus | State Farm S & P 500 Index Fund | Return After Taxes on Distributions | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.48%
5 Years	rr_AverageAnnualReturnYear05	0.10%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	5.76%
Retail Class Prospectus | State Farm S & P 500 Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.92%
5 Years	rr_AverageAnnualReturnYear05	0.23%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	5.21%
Retail Class Prospectus | State Farm S & P 500 Index Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[2]
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	7.10%	[2]

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.
[2]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 3.54%.

Retail Class Prospectus | State Farm Small Cap Index Fund
STATE FARM SMALL CAP INDEX FUND (SNRAX) (SNRBX) (SMIAX) (SMIBX)
Investment Objective:
The State Farm Small Cap Index Fund (the "Small Cap Index Fund" or the "Fund") seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Small Stock Index.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus State Farm Small Cap Index Fund (USD $)		Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.00%	none	3.00%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)		none	5.00%	none	3.00%
Maximum account fee	[1]	none	none	none	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Class Prospectus State Farm Small Cap Index Fund	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.35%	0.35%	0.35%	0.35%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.38%	0.38%	0.38%	0.38%
Acquired Fund Fees & Expenses	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.06%	1.76%	1.06%	1.46%
Less: Fee Waiver	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	1.03%	1.73%	1.03%	1.43%

State Farm Investment Management Corp. (the "Manager" or "SFIMC"), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund's Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retail Class Prospectus State Farm Small Cap Index Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class A	600	818	1,053	1,727
Class B	676	901	1,151	1,886
Legacy Class A	402	624	864	1,553
Legacy Class B	446	734	995	1,635

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Retail Class Prospectus State Farm Small Cap Index Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class B	176	551	951	1,886
Legacy Class B	146	459	795	1,635

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies
          Northern Trust Investments, Inc. ("NTI"), sub-adviser to the Small Cap Index Fund, seeks to achieve investment performance for the Small Cap Index Fund that is similar to the Russell 2000 Index.

          The Russell 2000 Index is an index of 2,000 small companies that is created by taking the largest 3,000 companies traded in the U.S. and eliminating the largest 1,000 of those companies.

          NTI pursues its investment objective by investing in companies contained in the Russell 2000 Index based upon replication and optimization modeling techniques.

          Under normal operating conditions, NTI seeks to invest at least 80% of the Fund's total assets primarily in the common stocks of companies included in the Russell 2000 Index, in weights that approximate the relative composition of the securities contained in the index.

NTI may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:
  Market Risk.     Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.
  Management Risk.     The assessment by the Fund's investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
  Smaller Company Size Risk.     The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund's investments may not be actively traded, which increases the risk that the Fund's investment adviser or sub-adviser may have difficulty selling securities the Fund holds.
  Indexing Risk.     This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.
  Security Selection Risk.     Because securities market indices are developed by persons unrelated to the Fund, the Manager or to the Fund's sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund's sub-adviser researching individual stocks might avoid.
An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund's returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund's average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund's best and worst quarters during the periods indicated in the bar chart were: Best quarter: 22.74%, during the second quarter of 2003. Worst quarter: -26.25% during the fourth quarter of 2008.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retail Class Prospectus State Farm Small Cap Index Fund		1 Year	5 Years	10 Years (or life of class, if less)	Since Inception	Inception Date
Legacy Class A Shares		11.78%	1.95%	8.27%
Legacy Class A Shares Return After Taxes on Distributions		11.23%	1.49%	7.64%
Legacy Class A Shares Return After Taxes on Distributions and Sale of Fund Shares		8.37%	1.54%	7.21%
Legacy Class B Shares		11.72%	1.79%	8.18%
Class A Shares		9.44%	1.53%		1.30%	May 1, 2006
Class B Shares		9.48%	1.50%		1.36%	May 1, 2006
Russell 2000 Index (reflects no deduction for fees, expenses or taxes.)	[1]	16.35%	3.56%	9.72%
[1]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 3.07%.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | State Farm Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM SMALL CAP INDEX FUND (SNRAX) (SNRBX) (SMIAX) (SMIBX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm Small Cap Index Fund (the "Small Cap Index Fund" or the "Fund") seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Small Stock Index.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund's prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	State Farm Investment Management Corp. (the "Manager" or "SFIMC"), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund's Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Northern Trust Investments, Inc. ("NTI"), sub-adviser to the Small Cap Index Fund, seeks to achieve investment performance for the Small Cap Index Fund that is similar to the Russell 2000 Index.

          The Russell 2000 Index is an index of 2,000 small companies that is created by taking the largest 3,000 companies traded in the U.S. and eliminating the largest 1,000 of those companies.

          NTI pursues its investment objective by investing in companies contained in the Russell 2000 Index based upon replication and optimization modeling techniques.

          Under normal operating conditions, NTI seeks to invest at least 80% of the Fund's total assets primarily in the common stocks of companies included in the Russell 2000 Index, in weights that approximate the relative composition of the securities contained in the index.

		NTI may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:
  Market Risk.     Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.
  Management Risk.     The assessment by the Fund's investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
  Smaller Company Size Risk.     The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund's investments may not be actively traded, which increases the risk that the Fund's investment adviser or sub-adviser may have difficulty selling securities the Fund holds.
  Indexing Risk.     This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.
  Security Selection Risk.     Because securities market indices are developed by persons unrelated to the Fund, the Manager or to the Fund's sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund's sub-adviser researching individual stocks might avoid.
		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund's returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund's average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund's returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund's average annual total returns for the periods listed to a measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst quarters during the periods indicated in the bar chart were: Best quarter: 22.74%, during the second quarter of 2003. Worst quarter: -26.25% during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Retail Class Prospectus | State Farm Small Cap Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.03%
After 1 year	rr_ExpenseExampleYear01	600
After 3 years	rr_ExpenseExampleYear03	818
After 5 years	rr_ExpenseExampleYear05	1,053
After 10 years	rr_ExpenseExampleYear10	1,727
1 Year	rr_AverageAnnualReturnYear01	9.44%
5 Years	rr_AverageAnnualReturnYear05	1.53%
Since Inception	rr_AverageAnnualReturnSinceInception	1.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Retail Class Prospectus | State Farm Small Cap Index Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.73%
After 1 year	rr_ExpenseExampleYear01	676
After 3 years	rr_ExpenseExampleYear03	901
After 5 years	rr_ExpenseExampleYear05	1,151
After 10 years	rr_ExpenseExampleYear10	1,886
After 1 year	rr_ExpenseExampleNoRedemptionYear01	176
After 3 years	rr_ExpenseExampleNoRedemptionYear03	551
After 5 years	rr_ExpenseExampleNoRedemptionYear05	951
After 10 years	rr_ExpenseExampleNoRedemptionYear10	1,886
1 Year	rr_AverageAnnualReturnYear01	9.48%
5 Years	rr_AverageAnnualReturnYear05	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	1.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Retail Class Prospectus | State Farm Small Cap Index Fund | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.03%
After 1 year	rr_ExpenseExampleYear01	402
After 3 years	rr_ExpenseExampleYear03	624
After 5 years	rr_ExpenseExampleYear05	864
After 10 years	rr_ExpenseExampleYear10	1,553
2003	rr_AnnualReturn2003	44.70%
2004	rr_AnnualReturn2004	17.40%
2005	rr_AnnualReturn2005	3.55%
2006	rr_AnnualReturn2006	17.10%
2007	rr_AnnualReturn2007	(2.56%)
2008	rr_AnnualReturn2008	(34.53%)
2009	rr_AnnualReturn2009	26.13%
2010	rr_AnnualReturn2010	25.65%
2011	rr_AnnualReturn2011	(5.04%)
2012	rr_AnnualReturn2012	15.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.25%)
1 Year	rr_AverageAnnualReturnYear01	11.78%
5 Years	rr_AverageAnnualReturnYear05	1.95%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	8.27%
Retail Class Prospectus | State Farm Small Cap Index Fund | Legacy Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.43%
After 1 year	rr_ExpenseExampleYear01	446
After 3 years	rr_ExpenseExampleYear03	734
After 5 years	rr_ExpenseExampleYear05	995
After 10 years	rr_ExpenseExampleYear10	1,635
After 1 year	rr_ExpenseExampleNoRedemptionYear01	146
After 3 years	rr_ExpenseExampleNoRedemptionYear03	459
After 5 years	rr_ExpenseExampleNoRedemptionYear05	795
After 10 years	rr_ExpenseExampleNoRedemptionYear10	1,635
1 Year	rr_AverageAnnualReturnYear01	11.72%
5 Years	rr_AverageAnnualReturnYear05	1.79%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	8.18%
Retail Class Prospectus | State Farm Small Cap Index Fund | Return After Taxes on Distributions | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.23%
5 Years	rr_AverageAnnualReturnYear05	1.49%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	7.64%
Retail Class Prospectus | State Farm Small Cap Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.37%
5 Years	rr_AverageAnnualReturnYear05	1.54%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	7.21%
Retail Class Prospectus | State Farm Small Cap Index Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.56%	[2]
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	9.72%	[2]

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.
[2]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 3.07%.

Retail Class Prospectus | State Farm International Index Fund
STATE FARM INTERNATIONAL INDEX FUND (NFSAX) (NFSBX) (SIIAX) (SIIBX)
Investment Objective:
The State Farm International Index Fund (the “International Index Fund” or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley International Europe, Australasia, and Far East Free Index (“EAFE Free Index”).
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus State Farm International Index Fund (USD $)		Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.00%	none	3.00%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)		none	5.00%	none	3.00%
Maximum account fee	[1]	none	none	none	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Class Prospectus State Farm International Index Fund	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.50%	0.50%	0.50%	0.50%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.51%	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	1.26%	1.96%	1.26%	1.66%
Less: Fee Waiver	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.20%	1.90%	1.20%	1.60%

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retail Class Prospectus State Farm International Index Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class A	616	874	1,152	1,941
Class B	693	959	1,252	2,099
Legacy Class A	419	682	965	1,772
Legacy Class B	463	793	1,097	1,854

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Retail Class Prospectus State Farm International Index Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class B	193	609	1,052	2,099
Legacy Class B	163	518	897	1,854

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
          Northern Trust Investments, Inc. (“NTI”), sub-adviser to the International Index Fund, seeks to achieve investment performance for the International Index Fund that is similar to the EAFE Free Index. The EAFE Free Index is a capitalization-weighted index that currently includes stocks of companies located in 16 European countries, Australia, Israel, New Zealand, Hong Kong, Japan and Singapore. NTI selects the securities contained in the EAFE Free Index based upon replication and optimization modeling techniques. Under normal operating conditions, NTI seeks to invest at least 80% of its total assets primarily in the common stock of companies included in the EAFE Free Index, in weights that approximate the relative composition of the securities contained in the index.

NTI may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.     Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.     Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.     The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Indexing Risk.     This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

  Security Selection Risk.     Because securities market indices are developed by persons unrelated to the Fund, the Manager or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 25.43%, during the second quarter of 2009. Worst quarter: -20.25%, during the third quarter of 2011.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retail Class Prospectus State Farm International Index Fund		1 Year	5 Years	10 Years (or life of class, if less)	Since Inception	Inception Date
Legacy Class A Shares		13.95%	(4.93%)	6.92%
Legacy Class A Shares Return After Taxes on Distributions		13.75%	(5.05%)	6.72%
Legacy Class A Shares Return After Taxes on Distributions and Sale of Fund Shares		9.75%	(3.98%)	6.23%
Legacy Class B Shares		13.96%	(5.07%)	6.86%
Class A Shares		11.58%	(5.28%)		(1.35%)	May 1, 2006
Class B Shares		11.74%	(5.34%)		(1.30%)	May 1, 2006
EAFE Free Index (reflects no deduction for fees, expenses or taxes.)	[1]	17.32%	(3.69%)	8.21%
[1]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 0.13%.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | State Farm International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM INTERNATIONAL INDEX FUND (NFSAX) (NFSBX) (SIIAX) (SIIBX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm International Index Fund (the “International Index Fund” or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley International Europe, Australasia, and Far East Free Index (“EAFE Free Index”).
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Northern Trust Investments, Inc. (“NTI”), sub-adviser to the International Index Fund, seeks to achieve investment performance for the International Index Fund that is similar to the EAFE Free Index. The EAFE Free Index is a capitalization-weighted index that currently includes stocks of companies located in 16 European countries, Australia, Israel, New Zealand, Hong Kong, Japan and Singapore. NTI selects the securities contained in the EAFE Free Index based upon replication and optimization modeling techniques. Under normal operating conditions, NTI seeks to invest at least 80% of its total assets primarily in the common stock of companies included in the EAFE Free Index, in weights that approximate the relative composition of the securities contained in the index.

		NTI may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.     Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.     Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.     The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Indexing Risk.     This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

  Security Selection Risk.     Because securities market indices are developed by persons unrelated to the Fund, the Manager or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 25.43%, during the second quarter of 2009. Worst quarter: -20.25%, during the third quarter of 2011.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Retail Class Prospectus | State Farm International Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.20%
After 1 year	rr_ExpenseExampleYear01	616
After 3 years	rr_ExpenseExampleYear03	874
After 5 years	rr_ExpenseExampleYear05	1,152
After 10 years	rr_ExpenseExampleYear10	1,941
1 Year	rr_AverageAnnualReturnYear01	11.58%
5 Years	rr_AverageAnnualReturnYear05	(5.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.35%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Retail Class Prospectus | State Farm International Index Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.90%
After 1 year	rr_ExpenseExampleYear01	693
After 3 years	rr_ExpenseExampleYear03	959
After 5 years	rr_ExpenseExampleYear05	1,252
After 10 years	rr_ExpenseExampleYear10	2,099
After 1 year	rr_ExpenseExampleNoRedemptionYear01	193
After 3 years	rr_ExpenseExampleNoRedemptionYear03	609
After 5 years	rr_ExpenseExampleNoRedemptionYear05	1,052
After 10 years	rr_ExpenseExampleNoRedemptionYear10	2,099
1 Year	rr_AverageAnnualReturnYear01	11.74%
5 Years	rr_AverageAnnualReturnYear05	(5.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Retail Class Prospectus | State Farm International Index Fund | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.20%
After 1 year	rr_ExpenseExampleYear01	419
After 3 years	rr_ExpenseExampleYear03	682
After 5 years	rr_ExpenseExampleYear05	965
After 10 years	rr_ExpenseExampleYear10	1,772
2003	rr_AnnualReturn2003	36.95%
2004	rr_AnnualReturn2004	19.15%
2005	rr_AnnualReturn2005	12.67%
2006	rr_AnnualReturn2006	24.78%
2007	rr_AnnualReturn2007	9.61%
2008	rr_AnnualReturn2008	(42.55%)
2009	rr_AnnualReturn2009	27.83%
2010	rr_AnnualReturn2010	6.58%
2011	rr_AnnualReturn2011	(12.91%)
2012	rr_AnnualReturn2012	17.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.25%)
1 Year	rr_AverageAnnualReturnYear01	13.95%
5 Years	rr_AverageAnnualReturnYear05	(4.93%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	6.92%
Retail Class Prospectus | State Farm International Index Fund | Legacy Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.60%
After 1 year	rr_ExpenseExampleYear01	463
After 3 years	rr_ExpenseExampleYear03	793
After 5 years	rr_ExpenseExampleYear05	1,097
After 10 years	rr_ExpenseExampleYear10	1,854
After 1 year	rr_ExpenseExampleNoRedemptionYear01	163
After 3 years	rr_ExpenseExampleNoRedemptionYear03	518
After 5 years	rr_ExpenseExampleNoRedemptionYear05	897
After 10 years	rr_ExpenseExampleNoRedemptionYear10	1,854
1 Year	rr_AverageAnnualReturnYear01	13.96%
5 Years	rr_AverageAnnualReturnYear05	(5.07%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	6.86%
Retail Class Prospectus | State Farm International Index Fund | Return After Taxes on Distributions | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.75%
5 Years	rr_AverageAnnualReturnYear05	(5.05%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	6.72%
Retail Class Prospectus | State Farm International Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.75%
5 Years	rr_AverageAnnualReturnYear05	(3.98%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	6.23%
Retail Class Prospectus | State Farm International Index Fund | EAFE Free Index (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%	[2]
5 Years	rr_AverageAnnualReturnYear05	(3.69%)	[2]
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	8.21%	[2]

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.
[2]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 0.13%.

Retail Class Prospectus | State Farm Equity and Bond Fund
STATE FARM EQUITY AND BOND FUND (NBSAX) (NBSBX) (SLBAX) (SLBBX)
Investment Objective:
The State Farm Equity and Bond Fund (the “Equity and Bond Fund” or the “Fund”) seeks long term growth of principal while providing some current income.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus State Farm Equity and Bond Fund (USD $)		Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.00%	none	3.00%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)		none	5.00%	none	3.00%
Maximum account fee	[1]	none	none	none	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Class Prospectus State Farm Equity and Bond Fund	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	none	none	none	none
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.10%	0.10%	0.10%	0.10%
Acquired Fund Fees & Expenses	0.72%	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses	1.07%	1.77%	1.07%	1.47%
Less: Fee Waiver	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.97%	1.67%	0.97%	1.37%

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to reimburse the Fund for expenses the Fund pays. The reimbursement is in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified level for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retail Class Prospectus State Farm Equity and Bond Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class A	594	814	1,051	1,732
Class B	670	897	1,150	1,891
Legacy Class A	396	621	863	1,558
Legacy Class B	439	730	993	1,641

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Retail Class Prospectus State Farm Equity and Bond Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class B	170	547	950	1,891
Legacy Class B	139	455	793	1,641

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.
Principal Investment Strategies
          The Equity and Bond Fund invests all of its assets in shares of the State Farm Equity Fund and the State Farm Bond Fund. Generally, the Equity and Bond Fund attempts to maintain approximately 60% of its net assets in shares of the State Farm Equity Fund and approximately 40% of its net assets in shares of the State Farm Bond Fund. The Equity and Bond Fund never invests more than 75% of its net assets in either underlying Fund.

          Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”), select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund’s portfolio.

          Bridgeway primarily invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway selects stocks within the large-cap growth category for the Equity Fund using a statistically driven approach.

          Westwood primarily invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow.

          The Manager selects investments for the Bond Fund. The Bond Fund is invested primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that the Manager has determined to be of comparable quality. A bond is investment grade if Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as “junk bonds.”

The Manager, Bridgeway, and Westwood may sell individual securities in the underlying funds for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.     Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.     Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.     The assessment by a fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Interest Rate Risk and Call Risk.     The risk that the bonds a fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, a fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

  Prepayment and Extension Risk.     The risk that homeowners or consumers may alter the pace of repayment on their mortgage or consumer loans, which may affect the yield of mortgage-or asset-backed securities that are backed by such loans.

  Credit Risk.     The risk that a bond issuer fails to make principal or interest payments when due to a fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

  High Yield, High Risk Securities.     Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

  Liquidity Risk.     The investment adviser or sub-adviser to a fund may have difficulty selling securities a fund holds at the time it would like to sell, and at the value a fund has placed on those securities.

  Income Risk.     The risk that the income from the bonds a fund holds will decline in value due to falling interest rates.

An investment in this Fund may be appropriate for you if you are seeking long term growth potential and some current income, or if you are seeking the convenience of a balanced portfolio of stocks and bonds in a single investment. You may not want to invest in this Fund if you have a short term investment horizon, want the greater growth potential of an investment entirely in equity securities or are unwilling to accept share price fluctuation.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 8.42%, during the third quarter of 2009. Worst quarter: -13.81%, during the fourth quarter of 2008.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retail Class Prospectus State Farm Equity and Bond Fund		1 Year	5 Years	10 Years (or life of class, if less)	Since Inception	Inception Date
Legacy Class A Shares		7.64%	1.11%	3.99%
Legacy Class A Shares Return After Taxes on Distributions		7.21%	0.34%	3.14%
Legacy Class A Shares Return After Taxes on Distributions and Sale of Fund Shares		5.13%	0.56%	3.07%
Legacy Class B Shares		7.51%	0.94%	3.90%
Class A Shares		5.41%	0.69%		1.42%	May 1, 2006
Class B Shares		5.32%	0.72%		1.56%	May 1, 2006
Blended Benchmark (reflects no deduction for fees, expenses or taxes.)	[1]	11.31%	3.82%	6.63%
S&P 500 Index (reflects no deduction for fees, expenses or taxes.)	[2]	16.00%	1.66%	7.10%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.)	[3]	4.22%	5.95%	5.18%
[1]	Blended Benchmark return for Class A and Class B shares, since inception, computed from May 1, 2006 is 4.98%.
[2]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 3.54%.
[3]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 6.33%.

SFIMC computes the Blended Benchmark using 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | State Farm Equity and Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM EQUITY AND BOND FUND (NBSAX) (NBSBX) (SLBAX) (SLBBX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm Equity and Bond Fund (the “Equity and Bond Fund” or the “Fund”) seeks long term growth of principal while providing some current income.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to reimburse the Fund for expenses the Fund pays. The reimbursement is in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified level for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Equity and Bond Fund invests all of its assets in shares of the State Farm Equity Fund and the State Farm Bond Fund. Generally, the Equity and Bond Fund attempts to maintain approximately 60% of its net assets in shares of the State Farm Equity Fund and approximately 40% of its net assets in shares of the State Farm Bond Fund. The Equity and Bond Fund never invests more than 75% of its net assets in either underlying Fund.

          Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”), select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund’s portfolio.

          Bridgeway primarily invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway selects stocks within the large-cap growth category for the Equity Fund using a statistically driven approach.

          Westwood primarily invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow.

          The Manager selects investments for the Bond Fund. The Bond Fund is invested primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that the Manager has determined to be of comparable quality. A bond is investment grade if Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as “junk bonds.”

		The Manager, Bridgeway, and Westwood may sell individual securities in the underlying funds for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.     Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.     Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.     The assessment by a fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Interest Rate Risk and Call Risk.     The risk that the bonds a fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, a fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

  Prepayment and Extension Risk.     The risk that homeowners or consumers may alter the pace of repayment on their mortgage or consumer loans, which may affect the yield of mortgage-or asset-backed securities that are backed by such loans.

  Credit Risk.     The risk that a bond issuer fails to make principal or interest payments when due to a fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

  High Yield, High Risk Securities.     Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

  Liquidity Risk.     The investment adviser or sub-adviser to a fund may have difficulty selling securities a fund holds at the time it would like to sell, and at the value a fund has placed on those securities.

  Income Risk.     The risk that the income from the bonds a fund holds will decline in value due to falling interest rates.

		An investment in this Fund may be appropriate for you if you are seeking long term growth potential and some current income, or if you are seeking the convenience of a balanced portfolio of stocks and bonds in a single investment. You may not want to invest in this Fund if you have a short term investment horizon, want the greater growth potential of an investment entirely in equity securities or are unwilling to accept share price fluctuation.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 8.42%, during the third quarter of 2009. Worst quarter: -13.81%, during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	SFIMC computes the Blended Benchmark using 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index.
Retail Class Prospectus | State Farm Equity and Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.97%
After 1 year	rr_ExpenseExampleYear01	594
After 3 years	rr_ExpenseExampleYear03	814
After 5 years	rr_ExpenseExampleYear05	1,051
After 10 years	rr_ExpenseExampleYear10	1,732
1 Year	rr_AverageAnnualReturnYear01	5.41%
5 Years	rr_AverageAnnualReturnYear05	0.69%
Since Inception	rr_AverageAnnualReturnSinceInception	1.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Retail Class Prospectus | State Farm Equity and Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.67%
After 1 year	rr_ExpenseExampleYear01	670
After 3 years	rr_ExpenseExampleYear03	897
After 5 years	rr_ExpenseExampleYear05	1,150
After 10 years	rr_ExpenseExampleYear10	1,891
After 1 year	rr_ExpenseExampleNoRedemptionYear01	170
After 3 years	rr_ExpenseExampleNoRedemptionYear03	547
After 5 years	rr_ExpenseExampleNoRedemptionYear05	950
After 10 years	rr_ExpenseExampleNoRedemptionYear10	1,891
1 Year	rr_AverageAnnualReturnYear01	5.32%
5 Years	rr_AverageAnnualReturnYear05	0.72%
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Retail Class Prospectus | State Farm Equity and Bond Fund | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.97%
After 1 year	rr_ExpenseExampleYear01	396
After 3 years	rr_ExpenseExampleYear03	621
After 5 years	rr_ExpenseExampleYear05	863
After 10 years	rr_ExpenseExampleYear10	1,558
2003	rr_AnnualReturn2003	14.70%
2004	rr_AnnualReturn2004	6.28%
2005	rr_AnnualReturn2005	4.70%
2006	rr_AnnualReturn2006	11.05%
2007	rr_AnnualReturn2007	(1.27%)
2008	rr_AnnualReturn2008	(25.57%)
2009	rr_AnnualReturn2009	16.47%
2010	rr_AnnualReturn2010	10.27%
2011	rr_AnnualReturn2011	2.68%
2012	rr_AnnualReturn2012	11.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.81%)
1 Year	rr_AverageAnnualReturnYear01	7.64%
5 Years	rr_AverageAnnualReturnYear05	1.11%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	3.99%
Retail Class Prospectus | State Farm Equity and Bond Fund | Legacy Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.37%
After 1 year	rr_ExpenseExampleYear01	439
After 3 years	rr_ExpenseExampleYear03	730
After 5 years	rr_ExpenseExampleYear05	993
After 10 years	rr_ExpenseExampleYear10	1,641
After 1 year	rr_ExpenseExampleNoRedemptionYear01	139
After 3 years	rr_ExpenseExampleNoRedemptionYear03	455
After 5 years	rr_ExpenseExampleNoRedemptionYear05	793
After 10 years	rr_ExpenseExampleNoRedemptionYear10	1,641
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	0.94%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	3.90%
Retail Class Prospectus | State Farm Equity and Bond Fund | Return After Taxes on Distributions | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.21%
5 Years	rr_AverageAnnualReturnYear05	0.34%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	3.14%
Retail Class Prospectus | State Farm Equity and Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.13%
5 Years	rr_AverageAnnualReturnYear05	0.56%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	3.07%
Retail Class Prospectus | State Farm Equity and Bond Fund | Blended Benchmark (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.31%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.82%	[2]
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	6.63%	[2]
Retail Class Prospectus | State Farm Equity and Bond Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[3]
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	7.10%	[3]
Retail Class Prospectus | State Farm Equity and Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%	[4]
5 Years	rr_AverageAnnualReturnYear05	5.95%	[4]
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	5.18%	[4]

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.
[2]	Blended Benchmark return for Class A and Class B shares, since inception, computed from May 1, 2006 is 4.98%.
[3]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 3.54%.
[4]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 6.33%.

Retail Class Prospectus | State Farm Bond Fund
STATE FARM BOND FUND (BNSAX) (BNSBX) (SFBAX) (SFBBX)
Investment Objective:
The State Farm Bond Fund (the “Bond Fund” or the “Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus State Farm Bond Fund (USD $)		Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		3.00%	none	3.00%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)		none	3.00%	none	3.00%
Maximum account fee	[1]	none	none	none	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Class Prospectus State Farm Bond Fund	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.10%	0.10%	0.10%	0.10%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.65%	0.25%	0.65%
Other Expenses	0.31%	0.31%	0.31%	0.31%
Acquired Fund Fees & Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.67%	1.07%	0.67%	1.07%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retail Class Prospectus State Farm Bond Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class A	366	508	662	1,109
Class B	409	615	790	1,193
Legacy Class A	366	508	662	1,109
Legacy Class B	409	615	790	1,193

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Retail Class Prospectus State Farm Bond Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class B	109	340	590	1,193
Legacy Class B	109	340	590	1,193

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies
          The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that State Farm Investment Management Corp. ("SFIMC" or the "Manager") has determined to be of comparable quality. A bond is investment grade if Moody's Investors Service, Inc. ("Moody's") or S&P has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as "junk bonds." The Bond Fund may invest in any of the following instruments:

  Corporate Debt Securities:    investment grade securities issued by corporations and to a limited extent (up to 20% of its assets), in lower rated securities

  U.S. Government Debt Securities:    securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities

  Foreign Government Debt Securities:    investment grade securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars

  Asset Backed and Mortgage Backed Securities:    investment grade securities backed by mortgages, consumer loans and other assets

  Other Issuer Debt Securities:    the Fund may invest up to 20% of its assets in non-investment grade debt securities and preferred stocks that are convertible into common stocks as well as nonconvertible preferred stocks or securities.

The Manager may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

  Management Risk.    The assessment by the Fund's investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Interest Rate Risk and Call Risk.    The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will "call" or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

  Prepayment and Extension Risk.    The risk that homeowners or consumers may alter the pace of repayment on their mortgage or consumer loans, which may affect the yield of mortgage-or asset-backed securities that are backed by such loans.

  Credit Risk.    The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

  High Yield, High Risk Securities.    Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as "junk bonds" or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

  Liquidity Risk.    The investment adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

  Income Risk.    The risk that the income from the bonds the Fund holds will decline in value due to falling interest rates.

You may want to invest in the Fund if you are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 4.05%, during the third quarter of 2011. Worst quarter: -2.88%, during the second quarter of 2004.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retail Class Prospectus State Farm Bond Fund		1 Year	5 Years	10 Years (or life of class, if less)	Since Inception	Inception Date
Legacy Class A Shares		0.66%	5.25%	4.47%
Legacy Class A Shares Return After Taxes on Distributions		(0.24%)	3.98%	3.12%
Legacy Class A Shares Return After Taxes on Distributions and Sale of Fund Shares		0.42%	3.74%	3.01%
Legacy Class B Shares		0.36%	5.17%	4.39%
Class A Shares		0.66%	5.25%		5.68%	May 1, 2006
Class B Shares		0.36%	5.18%		5.74%	May 1, 2006
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.)	[1]	4.22%	5.95%	5.18%
[1]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 6.33%.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | State Farm Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM BOND FUND (BNSAX) (BNSBX) (SFBAX) (SFBBX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm Bond Fund (the “Bond Fund” or the “Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that State Farm Investment Management Corp. ("SFIMC" or the "Manager") has determined to be of comparable quality. A bond is investment grade if Moody's Investors Service, Inc. ("Moody's") or S&P has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as "junk bonds." The Bond Fund may invest in any of the following instruments:

  Corporate Debt Securities:    investment grade securities issued by corporations and to a limited extent (up to 20% of its assets), in lower rated securities

  U.S. Government Debt Securities:    securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities

  Foreign Government Debt Securities:    investment grade securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars

  Asset Backed and Mortgage Backed Securities:    investment grade securities backed by mortgages, consumer loans and other assets

  Other Issuer Debt Securities:    the Fund may invest up to 20% of its assets in non-investment grade debt securities and preferred stocks that are convertible into common stocks as well as nonconvertible preferred stocks or securities.

		The Manager may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

  Management Risk.    The assessment by the Fund's investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Interest Rate Risk and Call Risk.    The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will "call" or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

  Prepayment and Extension Risk.    The risk that homeowners or consumers may alter the pace of repayment on their mortgage or consumer loans, which may affect the yield of mortgage-or asset-backed securities that are backed by such loans.

  Credit Risk.    The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

  High Yield, High Risk Securities.    Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as "junk bonds" or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

  Liquidity Risk.    The investment adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

  Income Risk.    The risk that the income from the bonds the Fund holds will decline in value due to falling interest rates.

		You may want to invest in the Fund if you are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 4.05%, during the third quarter of 2011. Worst quarter: -2.88%, during the second quarter of 2004.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Retail Class Prospectus | State Farm Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
After 1 year	rr_ExpenseExampleYear01	366
After 3 years	rr_ExpenseExampleYear03	508
After 5 years	rr_ExpenseExampleYear05	662
After 10 years	rr_ExpenseExampleYear10	1,109
1 Year	rr_AverageAnnualReturnYear01	0.66%
5 Years	rr_AverageAnnualReturnYear05	5.25%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Retail Class Prospectus | State Farm Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
After 1 year	rr_ExpenseExampleYear01	409
After 3 years	rr_ExpenseExampleYear03	615
After 5 years	rr_ExpenseExampleYear05	790
After 10 years	rr_ExpenseExampleYear10	1,193
After 1 year	rr_ExpenseExampleNoRedemptionYear01	109
After 3 years	rr_ExpenseExampleNoRedemptionYear03	340
After 5 years	rr_ExpenseExampleNoRedemptionYear05	590
After 10 years	rr_ExpenseExampleNoRedemptionYear10	1,193
1 Year	rr_AverageAnnualReturnYear01	0.36%
5 Years	rr_AverageAnnualReturnYear05	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	5.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Retail Class Prospectus | State Farm Bond Fund | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
After 1 year	rr_ExpenseExampleYear01	366
After 3 years	rr_ExpenseExampleYear03	508
After 5 years	rr_ExpenseExampleYear05	662
After 10 years	rr_ExpenseExampleYear10	1,109
2003	rr_AnnualReturn2003	3.16%
2004	rr_AnnualReturn2004	3.86%
2005	rr_AnnualReturn2005	1.32%
2006	rr_AnnualReturn2006	3.68%
2007	rr_AnnualReturn2007	6.50%
2008	rr_AnnualReturn2008	2.30%
2009	rr_AnnualReturn2009	10.12%
2010	rr_AnnualReturn2010	5.46%
2011	rr_AnnualReturn2011	8.05%
2012	rr_AnnualReturn2012	3.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.88%)
1 Year	rr_AverageAnnualReturnYear01	0.66%
5 Years	rr_AverageAnnualReturnYear05	5.25%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	4.47%
Retail Class Prospectus | State Farm Bond Fund | Legacy Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
After 1 year	rr_ExpenseExampleYear01	409
After 3 years	rr_ExpenseExampleYear03	615
After 5 years	rr_ExpenseExampleYear05	790
After 10 years	rr_ExpenseExampleYear10	1,193
After 1 year	rr_ExpenseExampleNoRedemptionYear01	109
After 3 years	rr_ExpenseExampleNoRedemptionYear03	340
After 5 years	rr_ExpenseExampleNoRedemptionYear05	590
After 10 years	rr_ExpenseExampleNoRedemptionYear10	1,193
1 Year	rr_AverageAnnualReturnYear01	0.36%
5 Years	rr_AverageAnnualReturnYear05	5.17%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	4.39%
Retail Class Prospectus | State Farm Bond Fund | Return After Taxes on Distributions | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.24%)
5 Years	rr_AverageAnnualReturnYear05	3.98%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	3.12%
Retail Class Prospectus | State Farm Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.42%
5 Years	rr_AverageAnnualReturnYear05	3.74%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	3.01%
Retail Class Prospectus | State Farm Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%	[2]
5 Years	rr_AverageAnnualReturnYear05	5.95%	[2]
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	5.18%	[2]

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.
[2]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 6.33%.

Retail Class Prospectus | State Farm Tax Advantaged Bond Fund
STATE FARM TAX ADVANTAGED BOND FUND (TANAX) (TANBX) (SFTAX) (SFTBX)
Investment Objective:
The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund” or the “Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus State Farm Tax Advantaged Bond Fund (USD $)		Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		3.00%	none	3.00%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)		none	3.00%	none	3.00%
Maximum account fee	[1]	none	none	none	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Class Prospectus State Farm Tax Advantaged Bond Fund	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.10%	0.10%	0.10%	0.10%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.65%	0.25%	0.65%
Other Expenses	0.31%	0.31%	0.31%	0.31%
Acquired Fund Fees & Expenses	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.68%	1.08%	0.68%	1.08%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retail Class Prospectus State Farm Tax Advantaged Bond Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class A	367	511	667	1,121
Class B	410	618	795	1,205
Legacy Class A	367	511	667	1,121
Legacy Class B	410	618	795	1,205

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Retail Class Prospectus State Farm Tax Advantaged Bond Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class B	110	343	595	1,205
Legacy Class B	110	343	595	1,205

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies
          The Tax Advantaged Bond Fund normally invests so that either (1) 80% or more of the Fund’s net investment income is exempt from regular federal income tax or (2) 80% or more of the Fund’s net assets is invested in securities that produce income exempt from regular federal income tax. The Tax Advantaged Bond Fund invests primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project). Dividends from the Fund largely will be exempt from federal income tax, but a portion of those dividends may be subject to the federal alternative minimum tax and state income taxes. The Fund may hold bonds with maturities of one to thirty years, although a majority of the Fund’s investments are in bonds with maturities longer than five years.

          The Tax Advantaged Bond Fund normally invests at least 80% of its total assets in municipal bonds within the highest four rating categories of Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”), meaning that the Fund may invest up to 20% of the Fund’s total assets in less than investment grade municipal bonds.

The Tax Advantaged Bond Fund tends to hold most municipal bonds until they mature or are called. State Farm Investment Management Corp. (“SFIMC” or the “Manager”) may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of municipality prospects, or better alternatives exist. Securities also may be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

  Management Risk.    The assessment by the Fund's investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Interest Rate Risk and Call Risk.    The risk that the municipal bonds the Fund holds may decline in value due to an increase in interest rates. All bonds are subject to interest rate risk. Municipal bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a municipal bond issuer will “call” or repay a higher yielding municipal bond before the maturity date of the municipal bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called municipal bond.

  Prepayment Risk.    The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

  Credit Risk.    The risk that a municipal bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater risk than U.S. Government bonds.

  High Yield, High Risk Securities.    Municipal bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated municipal bonds may be less liquid and more difficult to value than higher-rated securities.

  Liquidity Risk.    The investment adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

  Income Risk.    The risk that the income from the municipal bonds the Fund holds will decline in value due to falling interest rates.

  Municipal Bond Risk.    The risk that a municipal bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Municipal securities can be significantly affected by political changes as well as uncertainties related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects (for example, education, healthcare or transportation), conditions in those sectors can affect the overall municipal market.

You may want to invest in the Fund if you want regular tax-free dividends, want to reduce Federal income taxes on investment income, are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 5.53%, during the third quarter of 2009. Worst quarter: -4.37% during the fourth quarter of 2010.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retail Class Prospectus State Farm Tax Advantaged Bond Fund		1 Year	5 Years	10 Years (or life of class, if less)	Since Inception	Inception Date
Legacy Class A Shares		1.83%	5.12%	4.45%
Legacy Class A Shares Return After Taxes on Distributions		1.83%	5.08%	4.42%
Legacy Class A Shares Return After Taxes on Distributions and Sale of Fund Shares		2.09%	4.87%	4.33%
Legacy Class B Shares		1.56%	5.01%	4.33%
Class A Shares		1.83%	5.12%		5.01%	May 1, 2006
Class B Shares		1.55%	5.03%		5.06%	May 1, 2006
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes.)	[1]	6.78%	5.91%	5.10%
[1]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 5.65%.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | State Farm Tax Advantaged Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM TAX ADVANTAGED BOND FUND (TANAX) (TANBX) (SFTAX) (SFTBX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund” or the “Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Tax Advantaged Bond Fund normally invests so that either (1) 80% or more of the Fund’s net investment income is exempt from regular federal income tax or (2) 80% or more of the Fund’s net assets is invested in securities that produce income exempt from regular federal income tax. The Tax Advantaged Bond Fund invests primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project). Dividends from the Fund largely will be exempt from federal income tax, but a portion of those dividends may be subject to the federal alternative minimum tax and state income taxes. The Fund may hold bonds with maturities of one to thirty years, although a majority of the Fund’s investments are in bonds with maturities longer than five years.

          The Tax Advantaged Bond Fund normally invests at least 80% of its total assets in municipal bonds within the highest four rating categories of Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”), meaning that the Fund may invest up to 20% of the Fund’s total assets in less than investment grade municipal bonds.

		The Tax Advantaged Bond Fund tends to hold most municipal bonds until they mature or are called. State Farm Investment Management Corp. (“SFIMC” or the “Manager”) may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of municipality prospects, or better alternatives exist. Securities also may be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

  Management Risk.    The assessment by the Fund's investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Interest Rate Risk and Call Risk.    The risk that the municipal bonds the Fund holds may decline in value due to an increase in interest rates. All bonds are subject to interest rate risk. Municipal bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a municipal bond issuer will “call” or repay a higher yielding municipal bond before the maturity date of the municipal bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called municipal bond.

  Prepayment Risk.    The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

  Credit Risk.    The risk that a municipal bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater risk than U.S. Government bonds.

  High Yield, High Risk Securities.    Municipal bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated municipal bonds may be less liquid and more difficult to value than higher-rated securities.

  Liquidity Risk.    The investment adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

  Income Risk.    The risk that the income from the municipal bonds the Fund holds will decline in value due to falling interest rates.

  Municipal Bond Risk.    The risk that a municipal bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Municipal securities can be significantly affected by political changes as well as uncertainties related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects (for example, education, healthcare or transportation), conditions in those sectors can affect the overall municipal market.

		You may want to invest in the Fund if you want regular tax-free dividends, want to reduce Federal income taxes on investment income, are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 5.53%, during the third quarter of 2009. Worst quarter: -4.37% during the fourth quarter of 2010.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Retail Class Prospectus | State Farm Tax Advantaged Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
After 1 year	rr_ExpenseExampleYear01	367
After 3 years	rr_ExpenseExampleYear03	511
After 5 years	rr_ExpenseExampleYear05	667
After 10 years	rr_ExpenseExampleYear10	1,121
1 Year	rr_AverageAnnualReturnYear01	1.83%
5 Years	rr_AverageAnnualReturnYear05	5.12%
Since Inception	rr_AverageAnnualReturnSinceInception	5.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Retail Class Prospectus | State Farm Tax Advantaged Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
After 1 year	rr_ExpenseExampleYear01	410
After 3 years	rr_ExpenseExampleYear03	618
After 5 years	rr_ExpenseExampleYear05	795
After 10 years	rr_ExpenseExampleYear10	1,205
After 1 year	rr_ExpenseExampleNoRedemptionYear01	110
After 3 years	rr_ExpenseExampleNoRedemptionYear03	343
After 5 years	rr_ExpenseExampleNoRedemptionYear05	595
After 10 years	rr_ExpenseExampleNoRedemptionYear10	1,205
1 Year	rr_AverageAnnualReturnYear01	1.55%
5 Years	rr_AverageAnnualReturnYear05	5.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Retail Class Prospectus | State Farm Tax Advantaged Bond Fund | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
After 1 year	rr_ExpenseExampleYear01	367
After 3 years	rr_ExpenseExampleYear03	511
After 5 years	rr_ExpenseExampleYear05	667
After 10 years	rr_ExpenseExampleYear10	1,121
2003	rr_AnnualReturn2003	5.60%
2004	rr_AnnualReturn2004	3.74%
2005	rr_AnnualReturn2005	2.35%
2006	rr_AnnualReturn2006	3.32%
2007	rr_AnnualReturn2007	4.00%
2008	rr_AnnualReturn2008	1.88%
2009	rr_AnnualReturn2009	10.25%
2010	rr_AnnualReturn2010	1.35%
2011	rr_AnnualReturn2011	10.70%
2012	rr_AnnualReturn2012	4.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.37%)
1 Year	rr_AverageAnnualReturnYear01	1.83%
5 Years	rr_AverageAnnualReturnYear05	5.12%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	4.45%
Retail Class Prospectus | State Farm Tax Advantaged Bond Fund | Legacy Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
After 1 year	rr_ExpenseExampleYear01	410
After 3 years	rr_ExpenseExampleYear03	618
After 5 years	rr_ExpenseExampleYear05	795
After 10 years	rr_ExpenseExampleYear10	1,205
After 1 year	rr_ExpenseExampleNoRedemptionYear01	110
After 3 years	rr_ExpenseExampleNoRedemptionYear03	343
After 5 years	rr_ExpenseExampleNoRedemptionYear05	595
After 10 years	rr_ExpenseExampleNoRedemptionYear10	1,205
1 Year	rr_AverageAnnualReturnYear01	1.56%
5 Years	rr_AverageAnnualReturnYear05	5.01%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	4.33%
Retail Class Prospectus | State Farm Tax Advantaged Bond Fund | Return After Taxes on Distributions | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.83%
5 Years	rr_AverageAnnualReturnYear05	5.08%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	4.42%
Retail Class Prospectus | State Farm Tax Advantaged Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	4.87%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	4.33%
Retail Class Prospectus | State Farm Tax Advantaged Bond Fund | Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.78%	[2]
5 Years	rr_AverageAnnualReturnYear05	5.91%	[2]
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	5.10%	[2]

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.
[2]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 5.65%.

Retail Class Prospectus | State Farm Money Market Fund
STATE FARM MONEY MARKET FUND (MNAXX) (MNBXX) (SAAXX) (SABXX)
Investment Objective:
The State Farm Money Market Fund (the “Money Market Fund” or the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus State Farm Money Market Fund (USD $)		Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)		none	3.00%	none	3.00%
Maximum account fee	[1]	none	none	none	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Class Prospectus State Farm Money Market Fund	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.10%	0.10%	0.10%	0.10%
Distribution [and/or Service] (12b-1 fees) fees	0.15%	0.55%	0.15%	0.55%
Other Expenses	0.34%	0.34%	0.34%	0.34%
Acquired Fund Fees & Expenses	none	none	none	none
Total Annual Fund Operating Expenses	0.59%	0.99%	0.59%	0.99%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retail Class Prospectus State Farm Money Market Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class A	60	189	329	738
Class B	401	590	747	1,102
Legacy Class A	60	189	329	738
Legacy Class B	401	590	747	1,100

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Retail Class Prospectus State Farm Money Market Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class B	101	315	547	1,100
Legacy Class B	101	315	547	1,100

Principal Investment Strategies
          Unlike the other Funds, the Money Market Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

          Among the securities that the Money Market Fund may invest in are the following:

  Securities issued or guaranteed by the U.S. Government or its agencies, including Treasury Bills, notes, and securities issued by U.S. government agencies such as the Federal National Mortgage Association.

  Commercial paper issued or guaranteed by U.S. corporations and certain other entities that are rated in the two highest rating categories of a NRSRO.

  Repurchase agreements with certain parties.

  Certain obligations of large (more than $1 billion in total assets) U.S. banks and their subsidiaries (including, certain Canadian affiliates), including, but not limited to, bank notes, commercial paper, and certificates of deposit.

  Other short-term obligations issued by or guaranteed by U.S. corporations, state and municipal governments, or other entities.

  Securities backed by mortgages, consumer loans and other assets.

Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment by maintaining a stable NAV of $1.00 per share, the Fund may not succeed and you may lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

  Management Risk.     The assessment by the Fund’s investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Interest Rate Risk and Call Risk.     The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

  Credit Risk.     The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

  Income Risk.     The risk that the income from the bonds the Fund holds will decline in value due to falling interest rates.

  Inflation Risk.     The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

An investment in the Fund may be appropriate for you if you seek stability of principal, an investment for the cash portion of an asset allocation plan or are looking for an investment with a lower degree of risk. The Fund may not be suitable for you if you are seeking an investment that is likely to significantly outpace inflation, are investing for retirement or other longer term goals or are investing for growth or maximum current income.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 1.20%, during the fourth quarter of 2006. Worst quarter: 0.00%, during the fourth quarter of 2012.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retail Class Prospectus State Farm Money Market Fund	1 Year	5 Years	10 Years (or life of class, if less)	Since Inception	Inception Date
Legacy Class A Shares	none	0.41%	1.50%
Legacy Class B Shares	(3.00%)	(0.07%)	1.26%
Class A Shares	none	0.41%		1.48%	May 1, 2006
Class B Shares	(3.00%)	(0.07%)		1.30%	May 1, 2006

The Money Market Fund’s current seven-day yield on December 31, 2012 was 0.00% for all four share classes offered in this prospectus.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | State Farm Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM MONEY MARKET FUND (MNAXX) (MNBXX) (SAAXX) (SABXX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm Money Market Fund (the “Money Market Fund” or the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Unlike the other Funds, the Money Market Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

          Among the securities that the Money Market Fund may invest in are the following:

  Securities issued or guaranteed by the U.S. Government or its agencies, including Treasury Bills, notes, and securities issued by U.S. government agencies such as the Federal National Mortgage Association.

  Commercial paper issued or guaranteed by U.S. corporations and certain other entities that are rated in the two highest rating categories of a NRSRO.

  Repurchase agreements with certain parties.

  Certain obligations of large (more than $1 billion in total assets) U.S. banks and their subsidiaries (including, certain Canadian affiliates), including, but not limited to, bank notes, commercial paper, and certificates of deposit.

  Other short-term obligations issued by or guaranteed by U.S. corporations, state and municipal governments, or other entities.

  Securities backed by mortgages, consumer loans and other assets.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment by maintaining a stable NAV of $1.00 per share, the Fund may not succeed and you may lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

  Management Risk.     The assessment by the Fund’s investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Interest Rate Risk and Call Risk.     The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

  Credit Risk.     The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

  Income Risk.     The risk that the income from the bonds the Fund holds will decline in value due to falling interest rates.

  Inflation Risk.     The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

		An investment in the Fund may be appropriate for you if you seek stability of principal, an investment for the cash portion of an asset allocation plan or are looking for an investment with a lower degree of risk. The Fund may not be suitable for you if you are seeking an investment that is likely to significantly outpace inflation, are investing for retirement or other longer term goals or are investing for growth or maximum current income.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment by maintaining a stable NAV of $1.00 per share, the Fund may not succeed and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 1.20%, during the fourth quarter of 2006. Worst quarter: 0.00%, during the fourth quarter of 2012.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Money Market Fund’s current seven-day yield on December 31, 2012 was 0.00% for all four share classes offered in this prospectus.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Money Market Fund’s current seven-day yield on December 31, 2012 was 0.00% for all four share classes offered in this prospectus.
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.00%
Retail Class Prospectus | State Farm Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
After 1 year	rr_ExpenseExampleYear01	60
After 3 years	rr_ExpenseExampleYear03	189
After 5 years	rr_ExpenseExampleYear05	329
After 10 years	rr_ExpenseExampleYear10	738
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.41%
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Retail Class Prospectus | State Farm Money Market Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
After 1 year	rr_ExpenseExampleYear01	401
After 3 years	rr_ExpenseExampleYear03	590
After 5 years	rr_ExpenseExampleYear05	747
After 10 years	rr_ExpenseExampleYear10	1,102
After 1 year	rr_ExpenseExampleNoRedemptionYear01	101
After 3 years	rr_ExpenseExampleNoRedemptionYear03	315
After 5 years	rr_ExpenseExampleNoRedemptionYear05	547
After 10 years	rr_ExpenseExampleNoRedemptionYear10	1,100
1 Year	rr_AverageAnnualReturnYear01	(3.00%)
5 Years	rr_AverageAnnualReturnYear05	(0.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Retail Class Prospectus | State Farm Money Market Fund | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
After 1 year	rr_ExpenseExampleYear01	60
After 3 years	rr_ExpenseExampleYear03	189
After 5 years	rr_ExpenseExampleYear05	329
After 10 years	rr_ExpenseExampleYear10	738
2003	rr_AnnualReturn2003	0.54%
2004	rr_AnnualReturn2004	0.76%
2005	rr_AnnualReturn2005	2.64%
2006	rr_AnnualReturn2006	4.50%
2007	rr_AnnualReturn2007	4.67%
2008	rr_AnnualReturn2008	2.02%
2009	rr_AnnualReturn2009	0.04%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.41%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	1.50%
Retail Class Prospectus | State Farm Money Market Fund | Legacy Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
After 1 year	rr_ExpenseExampleYear01	401
After 3 years	rr_ExpenseExampleYear03	590
After 5 years	rr_ExpenseExampleYear05	747
After 10 years	rr_ExpenseExampleYear10	1,100
After 1 year	rr_ExpenseExampleNoRedemptionYear01	101
After 3 years	rr_ExpenseExampleNoRedemptionYear03	315
After 5 years	rr_ExpenseExampleNoRedemptionYear05	547
After 10 years	rr_ExpenseExampleNoRedemptionYear10	1,100
1 Year	rr_AverageAnnualReturnYear01	(3.00%)
5 Years	rr_AverageAnnualReturnYear05	(0.07%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	1.26%

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Retail Class Prospectus | State Farm LifePath Retirement Fund
STATE FARM LIFE PATH RETIREMENT FUND (NILAX) (NILBX) (SLRAX) (SLRBX)
Investment Objective:
The State Farm LifePath Retirement Fund (the “LifePath Retirement Fund” or “Fund”) is managed for investors seeking income and moderate long-term growth of capital.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus State Farm LifePath Retirement Fund (USD $)		Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.00%	none	3.00%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)		none	5.00%	none	3.00%
Maximum account fee	[1]	none	none	none	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Class Prospectus State Farm LifePath Retirement Fund		Class A	Class B	Legacy Class A	Legacy Class B
Management fees		1.01%	1.01%	1.01%	1.01%
Distribution [and/or Service] (12b-1 fees) fees		0.25%	0.55%	0.25%	0.65%
Other Expenses		0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses		1.55%	1.85%	1.55%	1.95%
Less: Fee Waivers		(0.37%)	(0.37%)	(0.37%)	(0.37%)
Total Annual Fund Operating Expenses After Fee Waiver	[1][2]	1.18%	1.48%	1.18%	1.58%
[1]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
[2]	The expense information in the table above has been restated to reflect current fees.

          The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

          BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retail Class Prospectus State Farm LifePath Retirement Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class A	614	929	1,265	2,214
Class B	651	894	1,162	2,056
Legacy Class A	417	738	1,081	2,050
Legacy Class B	461	849	1,214	2,132

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Retail Class Prospectus State Farm LifePath Retirement Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class B	151	542	955	2,043
Legacy Class B	161	574	1,014	2,132

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
          The LifePath Retirement Fund invests all of its assets in corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

The LifePath Retirement Fund is designed for investors seeking current income and moderate long-term growth of capital. As of March 31, 2013, the LifePath Retirement Fund held approximately 39% of its assets in Underlying Funds that invest primarily in equity securities, 61% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Because the LifePath Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the LifePath Retirement Fund’s risk profile.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.     The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.     To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.     Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.     The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.     Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.     When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.     Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.     Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.     The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.     Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.     Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.     Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk.     Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.     Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.     When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.     Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.     The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.     Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.     Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

          The LifePath Retirement Fund must maintain cash balances to meet redemption requests which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 9.70%, during the third quarter of 2009. Worst quarter: -7.86% during the fourth quarter of 2008.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retail Class Prospectus State Farm LifePath Retirement Fund		1 Year	5 Years	Since Inception		Inception Date
Legacy Class A Shares		5.03%	3.36%	4.87%	[1]	May 9, 2003
Legacy Class A Shares Return After Taxes on Distributions		4.18%	2.63%	4.07%	[1]	May 9, 2003
Legacy Class A Shares Return After Taxes on Distributions and Sale of Fund Shares		3.72%	2.51%	3.82%	[1]	May 9, 2003
Legacy Class B shares		4.85%	3.23%	4.78%	[1]	May 9, 2003
Class A Shares		2.85%	2.93%	3.71%	[1]	May 1, 2006
Class B Shares		2.65%	2.94%	3.80%	[1]	May 1, 2006
Blended Benchmark (reflects no deduction for fees, expenses or taxes.)	[2]	8.92%	4.64%	6.28%	[1]	May 9, 2003
S&P 500 Index (reflects no deduction for fees, expenses or taxes.)	[3]	16.00%	1.66%	6.64%	[1]	May 9, 2003
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.)	[4]	4.22%	5.95%	5.06%	[1]	May 9, 2003
[1]	5/09/2003 to 12/31/2012 (or life of class, if less)
[2]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 5.57%.
[3]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 3.54%.
[4]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 6.33%.

The blended benchmark is a hypothetical representation of the performance of the LifePath Retirement Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath Retirement Fund’s custom benchmark are adjusted quarterly to reflect the LifePath Retirement Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath Retirement Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index and Barclays U.S. TIPS Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | State Farm LifePath Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM LIFE PATH RETIREMENT FUND (NILAX) (NILBX) (SLRAX) (SLRBX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm LifePath Retirement Fund (the “LifePath Retirement Fund” or “Fund”) is managed for investors seeking income and moderate long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

          BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

		In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table above has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The LifePath Retirement Fund invests all of its assets in corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

		The LifePath Retirement Fund is designed for investors seeking current income and moderate long-term growth of capital. As of March 31, 2013, the LifePath Retirement Fund held approximately 39% of its assets in Underlying Funds that invest primarily in equity securities, 61% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Because the LifePath Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the LifePath Retirement Fund’s risk profile.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.     The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.     To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.     Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.     The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.     Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.     When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.     Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.     Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.     The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.     Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.     Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.     Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk.     Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.     Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.     When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.     Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.     The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.     Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.     Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

          The LifePath Retirement Fund must maintain cash balances to meet redemption requests which may lower overall Fund performance.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 9.70%, during the third quarter of 2009. Worst quarter: -7.86% during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The blended benchmark is a hypothetical representation of the performance of the LifePath Retirement Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath Retirement Fund’s custom benchmark are adjusted quarterly to reflect the LifePath Retirement Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath Retirement Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index and Barclays U.S. TIPS Index.
Retail Class Prospectus | State Farm LifePath Retirement Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.01%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.18%	[2],[3]
After 1 year	rr_ExpenseExampleYear01	614
After 3 years	rr_ExpenseExampleYear03	929
After 5 years	rr_ExpenseExampleYear05	1,265
After 10 years	rr_ExpenseExampleYear10	2,214
1 Year	rr_AverageAnnualReturnYear01	2.85%
5 Years	rr_AverageAnnualReturnYear05	2.93%
Since Inception	rr_AverageAnnualReturnSinceInception	3.71%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Retail Class Prospectus | State Farm LifePath Retirement Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.01%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.48%	[2],[3]
After 1 year	rr_ExpenseExampleYear01	651
After 3 years	rr_ExpenseExampleYear03	894
After 5 years	rr_ExpenseExampleYear05	1,162
After 10 years	rr_ExpenseExampleYear10	2,056
After 1 year	rr_ExpenseExampleNoRedemptionYear01	151
After 3 years	rr_ExpenseExampleNoRedemptionYear03	542
After 5 years	rr_ExpenseExampleNoRedemptionYear05	955
After 10 years	rr_ExpenseExampleNoRedemptionYear10	2,043
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.94%
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Retail Class Prospectus | State Farm LifePath Retirement Fund | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.01%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.18%	[2],[3]
After 1 year	rr_ExpenseExampleYear01	417
After 3 years	rr_ExpenseExampleYear03	738
After 5 years	rr_ExpenseExampleYear05	1,081
After 10 years	rr_ExpenseExampleYear10	2,050
2004	rr_AnnualReturn2004	5.87%
2005	rr_AnnualReturn2005	3.86%
2006	rr_AnnualReturn2006	8.30%
2007	rr_AnnualReturn2007	4.03%
2008	rr_AnnualReturn2008	(15.36%)
2009	rr_AnnualReturn2009	17.61%
2010	rr_AnnualReturn2010	9.01%
2011	rr_AnnualReturn2011	3.50%
2012	rr_AnnualReturn2012	8.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.86%)
1 Year	rr_AverageAnnualReturnYear01	5.03%
5 Years	rr_AverageAnnualReturnYear05	3.36%
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Retail Class Prospectus | State Farm LifePath Retirement Fund | Legacy Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.01%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.58%	[2],[3]
After 1 year	rr_ExpenseExampleYear01	461
After 3 years	rr_ExpenseExampleYear03	849
After 5 years	rr_ExpenseExampleYear05	1,214
After 10 years	rr_ExpenseExampleYear10	2,132
After 1 year	rr_ExpenseExampleNoRedemptionYear01	161
After 3 years	rr_ExpenseExampleNoRedemptionYear03	574
After 5 years	rr_ExpenseExampleNoRedemptionYear05	1,014
After 10 years	rr_ExpenseExampleNoRedemptionYear10	2,132
1 Year	rr_AverageAnnualReturnYear01	4.85%
5 Years	rr_AverageAnnualReturnYear05	3.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Retail Class Prospectus | State Farm LifePath Retirement Fund | Return After Taxes on Distributions | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.18%
5 Years	rr_AverageAnnualReturnYear05	2.63%
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Retail Class Prospectus | State Farm LifePath Retirement Fund | Return After Taxes on Distributions and Sale of Fund Shares | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.72%
5 Years	rr_AverageAnnualReturnYear05	2.51%
Since Inception	rr_AverageAnnualReturnSinceInception	3.82%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Retail Class Prospectus | State Farm LifePath Retirement Fund | Blended Benchmark (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.92%	[5]
5 Years	rr_AverageAnnualReturnYear05	4.64%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.28%	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003	[5]
Retail Class Prospectus | State Farm LifePath Retirement Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[6]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%	[4],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003	[6]
Retail Class Prospectus | State Farm LifePath Retirement Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%	[7]
5 Years	rr_AverageAnnualReturnYear05	5.95%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%	[4],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003	[7]

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.
[2]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
[3]	The expense information in the table above has been restated to reflect current fees.
[4]	5/09/2003 to 12/31/2012 (or life of class, if less)
[5]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 5.57%.
[6]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 3.54%.
[7]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 6.33%.

Retail Class Prospectus | State Farm LifePath 2020 Fund
STATE FARM LIFEPATH 2020 (NLWAX) (NLWBX) (SAWAX) (SAWBX)
Investment Objective:
The State Farm LifePath 2020 Fund (the “LifePath 2020 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus State Farm LifePath 2020 Fund (USD $)		Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.00%	none	3.00%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)		none	5.00%	none	3.00%
Maximum account fee	[1]	none	none	none	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Class Prospectus State Farm LifePath 2020 Fund		Class A	Class B	Legacy Class A	Legacy Class B
Management fees		1.03%	1.03%	1.03%	1.03%
Distribution [and/or Service] (12b-1 fees) fees		0.25%	0.95%	0.25%	0.65%
Other Expenses		0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses		1.57%	2.27%	1.57%	1.97%
Less: Fee Waivers		(0.39%)	(0.39%)	(0.39%)	(0.39%)
Total Annual Fund Operating Expenses After Fee Waiver	[1][2]	1.18%	1.88%	1.18%	1.58%
[1]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
[2]	The expense information in the table has been restated to reflect current fees.

          The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

          BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retail Class Prospectus State Farm LifePath 2020 Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class A	614	933	1,273	2,233
Class B	691	1,020	1,375	2,389
Legacy Class A	417	742	1,090	2,070
Legacy Class B	461	854	1,222	2,151

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Retail Class Prospectus State Farm LifePath 2020 Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class B	191	670	1,175	2,389
Legacy Class B	161	579	1,022	2,151

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
          The LifePath 2020 Fund invests all of its assets in corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

The LifePath 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. As of March 31, 2013, the LifePath 2020 Portfolio held approximately 54% of its assets in Underlying Funds that invest primarily in equity securities, 46% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.     The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.     To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.     Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.     The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.     Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.     When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.     Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.     Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.     The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.     Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.     Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.     Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk.     Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.     Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.     When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.     Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.     The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.     Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.     Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

          The LifePath 2020 Fund must maintain cash balances to meet redemption requests, which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 13.67%, during the second quarter of 2009. Worst quarter: -14.24%, during the fourth quarter of 2008.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retail Class Prospectus State Farm LifePath 2020 Fund		1 Year	5 Years	Since Inception		Inception Date
Legacy Class A Shares		7.30%	1.69%	5.44%	[1]	May 9, 2003
Legacy Class A Shares Return After Taxes on Distributions		6.91%	1.24%	4.91%	[1]	May 9, 2003
Legacy Class A Shares Return After Taxes on Distributions and Sale of Fund Shares		4.96%	1.23%	4.53%	[1]	May 9, 2003
Legacy Class B Shares		7.11%	1.52%	5.37%	[1]	May 9, 2003
Class A Shares		5.09%	1.26%	2.49%	[1]	May 1, 2006
Class B Shares		4.75%	1.20%	2.56%	[1]	May 1, 2006
Blended Benchmark (reflects no deduction for fees, expenses or taxes.)	[2]	11.31%	3.17%	6.94%	[1]	May 9, 2003
S&P 500 Index (reflects no deduction for fees, expenses or taxes.)	[3]	16.00%	1.66%	6.64%	[1]	May 9, 2003
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.)	[4]	4.22%	5.95%	5.06%	[1]	May 9, 2003
[1]	5/09/2003 to 12/31/2012 (or life of class, if less)
[2]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 4.57%.
[3]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 3.54%.
[4]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 6.33%.

The blended benchmark is a hypothetical representation of the performance of the LifePath 2020 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2020 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2020 Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath 2020 Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index and Barclays U.S. TIPS Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | State Farm LifePath 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM LIFEPATH 2020 (NLWAX) (NLWBX) (SAWAX) (SAWBX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm LifePath 2020 Fund (the “LifePath 2020 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

          BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

		In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The LifePath 2020 Fund invests all of its assets in corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

		The LifePath 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. As of March 31, 2013, the LifePath 2020 Portfolio held approximately 54% of its assets in Underlying Funds that invest primarily in equity securities, 46% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.     The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.     To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.     Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.     The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.     Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.     When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.     Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.     Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.     The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.     Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.     Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.     Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk.     Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.     Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.     When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.     Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.     The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.     Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.     Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

          The LifePath 2020 Fund must maintain cash balances to meet redemption requests, which may lower overall Fund performance.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 13.67%, during the second quarter of 2009. Worst quarter: -14.24%, during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The blended benchmark is a hypothetical representation of the performance of the LifePath 2020 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2020 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2020 Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath 2020 Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index and Barclays U.S. TIPS Index.
Retail Class Prospectus | State Farm LifePath 2020 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.03%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.18%	[2],[3]
After 1 year	rr_ExpenseExampleYear01	614
After 3 years	rr_ExpenseExampleYear03	933
After 5 years	rr_ExpenseExampleYear05	1,273
After 10 years	rr_ExpenseExampleYear10	2,233
1 Year	rr_AverageAnnualReturnYear01	5.09%
5 Years	rr_AverageAnnualReturnYear05	1.26%
Since Inception	rr_AverageAnnualReturnSinceInception	2.49%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Retail Class Prospectus | State Farm LifePath 2020 Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.03%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.88%	[2],[3]
After 1 year	rr_ExpenseExampleYear01	691
After 3 years	rr_ExpenseExampleYear03	1,020
After 5 years	rr_ExpenseExampleYear05	1,375
After 10 years	rr_ExpenseExampleYear10	2,389
After 1 year	rr_ExpenseExampleNoRedemptionYear01	191
After 3 years	rr_ExpenseExampleNoRedemptionYear03	670
After 5 years	rr_ExpenseExampleNoRedemptionYear05	1,175
After 10 years	rr_ExpenseExampleNoRedemptionYear10	2,389
1 Year	rr_AverageAnnualReturnYear01	4.75%
5 Years	rr_AverageAnnualReturnYear05	1.20%
Since Inception	rr_AverageAnnualReturnSinceInception	2.56%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Retail Class Prospectus | State Farm LifePath 2020 Fund | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.03%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.18%	[2],[3]
After 1 year	rr_ExpenseExampleYear01	417
After 3 years	rr_ExpenseExampleYear03	742
After 5 years	rr_ExpenseExampleYear05	1,090
After 10 years	rr_ExpenseExampleYear10	2,070
2004	rr_AnnualReturn2004	8.78%
2005	rr_AnnualReturn2005	6.02%
2006	rr_AnnualReturn2006	12.63%
2007	rr_AnnualReturn2007	2.87%
2008	rr_AnnualReturn2008	(25.69%)
2009	rr_AnnualReturn2009	22.17%
2010	rr_AnnualReturn2010	10.47%
2011	rr_AnnualReturn2011	1.09%
2012	rr_AnnualReturn2012	10.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.24%)
1 Year	rr_AverageAnnualReturnYear01	7.30%
5 Years	rr_AverageAnnualReturnYear05	1.69%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Retail Class Prospectus | State Farm LifePath 2020 Fund | Legacy Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.03%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.58%	[2],[3]
After 1 year	rr_ExpenseExampleYear01	461
After 3 years	rr_ExpenseExampleYear03	854
After 5 years	rr_ExpenseExampleYear05	1,222
After 10 years	rr_ExpenseExampleYear10	2,151
After 1 year	rr_ExpenseExampleNoRedemptionYear01	161
After 3 years	rr_ExpenseExampleNoRedemptionYear03	579
After 5 years	rr_ExpenseExampleNoRedemptionYear05	1,022
After 10 years	rr_ExpenseExampleNoRedemptionYear10	2,151
1 Year	rr_AverageAnnualReturnYear01	7.11%
5 Years	rr_AverageAnnualReturnYear05	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	5.37%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Retail Class Prospectus | State Farm LifePath 2020 Fund | Return After Taxes on Distributions | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.91%
5 Years	rr_AverageAnnualReturnYear05	1.24%
Since Inception	rr_AverageAnnualReturnSinceInception	4.91%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Retail Class Prospectus | State Farm LifePath 2020 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.96%
5 Years	rr_AverageAnnualReturnYear05	1.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.53%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Retail Class Prospectus | State Farm LifePath 2020 Fund | Blended Benchmark (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.31%	[5]
5 Years	rr_AverageAnnualReturnYear05	3.17%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.94%	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003	[5]
Retail Class Prospectus | State Farm LifePath 2020 Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[6]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%	[4],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003	[6]
Retail Class Prospectus | State Farm LifePath 2020 Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%	[7]
5 Years	rr_AverageAnnualReturnYear05	5.95%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%	[4],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003	[7]

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.
[2]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
[3]	The expense information in the table has been restated to reflect current fees.
[4]	5/09/2003 to 12/31/2012 (or life of class, if less)
[5]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 4.57%.
[6]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 3.54%.
[7]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 6.33%.

Retail Class Prospectus | State Farm LifePath 2030 Fund
STATE FARM LIFEPATH 2030 (NLHAX) (NLHBX) (SAYAX) (SAYBX)
Investment Objective:
The State Farm LifePath 2030 Fund (the “LifePath 2030 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus State Farm LifePath 2030 Fund (USD $)		Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.00%	none	3.00%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)		none	5.00%	none	3.00%
Maximum Account Fee	[1]	none	none	none	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Class Prospectus State Farm LifePath 2030 Fund		Class A	Class B	Legacy Class A	Legacy Class B
Management fees		1.05%	1.05%	1.05%	1.05%
Distribution [and/or Service] (12b-1 fees) fees		0.25%	0.95%	0.25%	0.65%
Other Expenses		0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses		1.59%	2.29%	1.59%	1.99%
Less: Fee Waivers		(0.40%)	(0.40%)	(0.40%)	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver	[1][2]	1.19%	1.89%	1.19%	1.59%
[1]	The expense information in the table above has been restated to reflect current fees.
[2]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.

          The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

          BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retail Class Prospectus State Farm LifePath 2030 Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class A	615	940	1,286	2,263
Class B	692	1,027	1,389	2,419
Legacy Class A	418	749	1,103	2,100
Legacy Class B	462	861	1,236	2,181

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Retail Class Prospectus State Farm LifePath 2030 Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class B	192	677	1,189	2,419
Legacy Class B	162	586	1,036	2,181

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
          The LifePath 2030 Fund invests all of its assets in corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds.Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

The LifePath 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. As of March 31, 2013, the LifePath 2030 Portfolio held approximately 70% of its assets in Underlying Funds that invest primarily in equity securities, 30% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.    Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.    The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.    When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.    Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.    Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

            The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
            Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.
            The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
            The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
            Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
            Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.    The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.    Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.    Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk.    Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.    Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.    When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.    Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.    The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

          The LifePath 2030 Fund must maintain cash balances to meet redemption requests, which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 16.67%, during the second quarter of 2009. Worst quarter: -18.01%, during the fourth quarter of 2008.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retail Class Prospectus State Farm LifePath 2030 Fund		1 Year	5 Years	Since Inception		Inception Date
Legacy Class A Shares		9.16%	0.71%	5.52%	[1]	May 9, 2003
Legacy Class A Shares Return After Taxes on Distributions		8.87%	0.37%	5.10%	[1]	May 9, 2003
Legacy Class A Shares Return After Taxes on Distributions and Sale of Fund Shares		6.22%	0.47%	4.71%	[1]	May 9, 2003
Legacy Class B Shares		9.15%	0.53%	5.44%	[1]	May 9, 2003
Class A Shares		7.02%	0.29%	1.71%	[1]	May 1, 2006
Class B Shares		6.84%	0.23%	1.81%	[1]	May 1, 2006
Blended Benchmark (reflects no deduction for fees, expenses or taxes.)	[2]	13.51%	2.37%	7.16%	[1]	May 9, 2003
S&P 500 Index (reflects no deduction for fees, expenses or taxes.)	[3]	16.00%	1.66%	6.64%	[1]	May 9, 2003
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.)	[4]	4.22%	5.95%	5.06%	[1]	May 9, 2003
[1]	5/09/2003 to 12/31/2012 (or life of class, if less)
[2]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 4.02%.
[3]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 3.54%.
[4]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 6.33%.

The blended benchmark is a hypothetical representation of the performance of the LifePath 2030 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2030 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2030 Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath 2030 Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index and Barclays U.S. TIPS Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | State Farm LifePath 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM LIFEPATH 2030 (NLHAX) (NLHBX) (SAYAX) (SAYBX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm LifePath 2030 Fund (the “LifePath 2030 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

          BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

		In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table above has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The LifePath 2030 Fund invests all of its assets in corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds.Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

		The LifePath 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. As of March 31, 2013, the LifePath 2030 Portfolio held approximately 70% of its assets in Underlying Funds that invest primarily in equity securities, 30% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.    Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.    The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.    When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.    Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.    Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

            The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
            Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.
            The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
            The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
            Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
            Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.    The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.    Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.    Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk.    Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.    Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.    When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.    Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.    The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

          The LifePath 2030 Fund must maintain cash balances to meet redemption requests, which may lower overall Fund performance.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 16.67%, during the second quarter of 2009. Worst quarter: -18.01%, during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The blended benchmark is a hypothetical representation of the performance of the LifePath 2030 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2030 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2030 Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath 2030 Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index and Barclays U.S. TIPS Index.
Retail Class Prospectus | State Farm LifePath 2030 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.05%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.19%	[2],[3]
After 1 year	rr_ExpenseExampleYear01	615
After 3 years	rr_ExpenseExampleYear03	940
After 5 years	rr_ExpenseExampleYear05	1,286
After 10 years	rr_ExpenseExampleYear10	2,263
1 Year	rr_AverageAnnualReturnYear01	7.02%
5 Years	rr_AverageAnnualReturnYear05	0.29%
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Retail Class Prospectus | State Farm LifePath 2030 Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.05%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.89%	[2],[3]
After 1 year	rr_ExpenseExampleYear01	692
After 3 years	rr_ExpenseExampleYear03	1,027
After 5 years	rr_ExpenseExampleYear05	1,389
After 10 years	rr_ExpenseExampleYear10	2,419
After 1 year	rr_ExpenseExampleNoRedemptionYear01	192
After 3 years	rr_ExpenseExampleNoRedemptionYear03	677
After 5 years	rr_ExpenseExampleNoRedemptionYear05	1,189
After 10 years	rr_ExpenseExampleNoRedemptionYear10	2,419
1 Year	rr_AverageAnnualReturnYear01	6.84%
5 Years	rr_AverageAnnualReturnYear05	0.23%
Since Inception	rr_AverageAnnualReturnSinceInception	1.81%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Retail Class Prospectus | State Farm LifePath 2030 Fund | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.05%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.19%	[2],[3]
After 1 year	rr_ExpenseExampleYear01	418
After 3 years	rr_ExpenseExampleYear03	749
After 5 years	rr_ExpenseExampleYear05	1,103
After 10 years	rr_ExpenseExampleYear10	2,100
2004	rr_AnnualReturn2004	10.32%
2005	rr_AnnualReturn2005	7.11%
2006	rr_AnnualReturn2006	14.69%
2007	rr_AnnualReturn2007	2.19%
2008	rr_AnnualReturn2008	(31.34%)
2009	rr_AnnualReturn2009	25.26%
2010	rr_AnnualReturn2010	11.44%
2011	rr_AnnualReturn2011	(1.00%)
2012	rr_AnnualReturn2012	12.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.01%)
1 Year	rr_AverageAnnualReturnYear01	9.16%
5 Years	rr_AverageAnnualReturnYear05	0.71%
Since Inception	rr_AverageAnnualReturnSinceInception	5.52%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Retail Class Prospectus | State Farm LifePath 2030 Fund | Legacy Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.05%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.59%	[2],[3]
After 1 year	rr_ExpenseExampleYear01	462
After 3 years	rr_ExpenseExampleYear03	861
After 5 years	rr_ExpenseExampleYear05	1,236
After 10 years	rr_ExpenseExampleYear10	2,181
After 1 year	rr_ExpenseExampleNoRedemptionYear01	162
After 3 years	rr_ExpenseExampleNoRedemptionYear03	586
After 5 years	rr_ExpenseExampleNoRedemptionYear05	1,036
After 10 years	rr_ExpenseExampleNoRedemptionYear10	2,181
1 Year	rr_AverageAnnualReturnYear01	9.15%
5 Years	rr_AverageAnnualReturnYear05	0.53%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Retail Class Prospectus | State Farm LifePath 2030 Fund | Return After Taxes on Distributions | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.87%
5 Years	rr_AverageAnnualReturnYear05	0.37%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Retail Class Prospectus | State Farm LifePath 2030 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.22%
5 Years	rr_AverageAnnualReturnYear05	0.47%
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Retail Class Prospectus | State Farm LifePath 2030 Fund | Blended Benchmark (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.51%	[5]
5 Years	rr_AverageAnnualReturnYear05	2.37%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	7.16%	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003	[5]
Retail Class Prospectus | State Farm LifePath 2030 Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[6]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%	[4],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003	[6]
Retail Class Prospectus | State Farm LifePath 2030 Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%	[7]
5 Years	rr_AverageAnnualReturnYear05	5.95%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%	[4],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003	[7]

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.
[2]	The expense information in the table above has been restated to reflect current fees.
[3]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
[4]	5/09/2003 to 12/31/2012 (or life of class, if less)
[5]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 4.02%.
[6]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 3.54%.
[7]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 6.33%.

Retail Class Prospectus | State Farm LifePath 2040 Fund
STATE FARM LIFEPATH 2040 (NLOAX) (NLBOX) (SAUAX) (SAUBX)
Investment Objective:
The State Farm LifePath 2040 Fund (the “LifePath 2040 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus State Farm LifePath 2040 Fund (USD $)		Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.00%	none	3.00%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)		none	5.00%	none	3.00%
Maximum account fee	[1]	none	none	none	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Class Prospectus State Farm LifePath 2040 Fund		Class A	Class B	Legacy Class A	Legacy Class B
Management fees		1.07%	1.07%	1.07%	1.07%
Distribution [and/or Service] (12b-1 fees) fees		0.25%	0.95%	0.25%	0.65%
Other Expenses		0.31%	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses		1.63%	2.33%	1.63%	2.03%
Less: Fee Waivers		(0.43%)	(0.43%)	(0.43%)	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver	[1][2]	1.20%	1.90%	1.20%	1.60%
[1]	The expense information in the table above has been restated to reflect current fees.
[2]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.

          The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

          BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retail Class Prospectus State Farm LifePath 2040 Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class A	616	947	1,300	2,292
Class B	693	1,034	1,402	2,448
Legacy Class A	419	756	1,116	2,130
Legacy Class B	463	868	1,249	2,212

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Retail Class Prospectus State Farm LifePath 2040 Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class B	193	684	1,202	2,448
Legacy Class B	163	593	1,049	2,212

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
          The LifePath 2040 Fund invests all of its assets in corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

The LifePath 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. As of March 31, 2013, the LifePath 2040 Portfolio held approximately 82% of its assets in Underlying Funds that invest primarily in equity securities, 18% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.     The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.     To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.      Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.     The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.     Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.     When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.     Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.     Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.     The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.     Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.     Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.     Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage-and Asset-Backed Securities Risk.     Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.     Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.     When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.     Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.     The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.     Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.     Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

           The LifePath 2040 Fund must maintain cash balances to meet redemption requests, which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 19.01%, during the second quarter of 2009. Worst quarter: -20.89%, during the fourth quarter of 2008.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retail Class Prospectus State Farm LifePath 2040 Fund		1 Year	5 Years	Since Inception		Inception Date
Legacy Class A Shares		10.84%	(0.15%)	5.54%	[1]	May 9, 2003
Legacy Class A Shares Return After Taxes on Distributions		10.59%	(0.39%)	5.19%	[1]	May 9, 2003
Legacy Class A Shares Return After Taxes on Distributions and Sale of Fund Shares		7.38%	(0.18%)	4.78%	[1]	May 9, 2003
Legacy Class B Shares		10.81%	(0.35%)	5.47%	[1]	May 9, 2003
Class A Shares		8.54%	(0.58%)	1.01%	[1]	May 1, 2006
Class B Shares		8.52%	(0.62%)	1.12%	[1]	May 1, 2006
Blended Benchmark (reflects no deduction for fees, expenses or taxes.)	[2]	15.28%	1.63%	7.27%	[1]	May 9, 2003
S&P 500 Index (reflects no deduction for fees, expenses or taxes.)	[3]	16.00%	1.66%	6.64%	[1]	May 9, 2003
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.)	[4]	4.22%	5.95%	5.06%	[1]	May 9, 2003
[1]	5/09/2003 to 12/31/2012 (or life of class, if less)
[2]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 3.48%.
[3]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 3.54%.
[4]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 6.33%.

The blended benchmark is a hypothetical representation of the performance of the LifePath 2040 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2040 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2040 Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath 2040 Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index and Barclays U.S. TIPS Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | State Farm LifePath 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM LIFEPATH 2040 (NLOAX) (NLBOX) (SAUAX) (SAUBX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm LifePath 2040 Fund (the “LifePath 2040 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

          BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

		In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table above has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The LifePath 2040 Fund invests all of its assets in corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

		The LifePath 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. As of March 31, 2013, the LifePath 2040 Portfolio held approximately 82% of its assets in Underlying Funds that invest primarily in equity securities, 18% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.     The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.     To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.      Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.     The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.     Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.     When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.     Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.     Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.     The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.     Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.     Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.     Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage-and Asset-Backed Securities Risk.     Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.     Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.     When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.     Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.     The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.     Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.     Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

           The LifePath 2040 Fund must maintain cash balances to meet redemption requests, which may lower overall Fund performance.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 19.01%, during the second quarter of 2009. Worst quarter: -20.89%, during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The blended benchmark is a hypothetical representation of the performance of the LifePath 2040 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2040 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2040 Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath 2040 Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index and Barclays U.S. TIPS Index.
Retail Class Prospectus | State Farm LifePath 2040 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.07%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.20%	[2],[3]
After 1 year	rr_ExpenseExampleYear01	616
After 3 years	rr_ExpenseExampleYear03	947
After 5 years	rr_ExpenseExampleYear05	1,300
After 10 years	rr_ExpenseExampleYear10	2,292
1 Year	rr_AverageAnnualReturnYear01	8.54%
5 Years	rr_AverageAnnualReturnYear05	(0.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Retail Class Prospectus | State Farm LifePath 2040 Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.07%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.90%	[2],[3]
After 1 year	rr_ExpenseExampleYear01	693
After 3 years	rr_ExpenseExampleYear03	1,034
After 5 years	rr_ExpenseExampleYear05	1,402
After 10 years	rr_ExpenseExampleYear10	2,448
After 1 year	rr_ExpenseExampleNoRedemptionYear01	193
After 3 years	rr_ExpenseExampleNoRedemptionYear03	684
After 5 years	rr_ExpenseExampleNoRedemptionYear05	1,202
After 10 years	rr_ExpenseExampleNoRedemptionYear10	2,448
1 Year	rr_AverageAnnualReturnYear01	8.52%
5 Years	rr_AverageAnnualReturnYear05	(0.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.12%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Retail Class Prospectus | State Farm LifePath 2040 Fund | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.07%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.20%	[2],[3]
After 1 year	rr_ExpenseExampleYear01	419
After 3 years	rr_ExpenseExampleYear03	756
After 5 years	rr_ExpenseExampleYear05	1,116
After 10 years	rr_ExpenseExampleYear10	2,130
2004	rr_AnnualReturn2004	10.86%
2005	rr_AnnualReturn2005	7.71%
2006	rr_AnnualReturn2006	16.46%
2007	rr_AnnualReturn2007	1.60%
2008	rr_AnnualReturn2008	(35.71%)
2009	rr_AnnualReturn2009	27.55%
2010	rr_AnnualReturn2010	12.30%
2011	rr_AnnualReturn2011	(2.81%)
2012	rr_AnnualReturn2012	14.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.89%)
1 Year	rr_AverageAnnualReturnYear01	10.84%
5 Years	rr_AverageAnnualReturnYear05	(0.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Retail Class Prospectus | State Farm LifePath 2040 Fund | Legacy Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.07%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.60%	[2],[3]
After 1 year	rr_ExpenseExampleYear01	463
After 3 years	rr_ExpenseExampleYear03	868
After 5 years	rr_ExpenseExampleYear05	1,249
After 10 years	rr_ExpenseExampleYear10	2,212
After 1 year	rr_ExpenseExampleNoRedemptionYear01	163
After 3 years	rr_ExpenseExampleNoRedemptionYear03	593
After 5 years	rr_ExpenseExampleNoRedemptionYear05	1,049
After 10 years	rr_ExpenseExampleNoRedemptionYear10	2,212
1 Year	rr_AverageAnnualReturnYear01	10.81%
5 Years	rr_AverageAnnualReturnYear05	(0.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.47%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Retail Class Prospectus | State Farm LifePath 2040 Fund | Return After Taxes on Distributions | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.59%
5 Years	rr_AverageAnnualReturnYear05	(0.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Retail Class Prospectus | State Farm LifePath 2040 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.38%
5 Years	rr_AverageAnnualReturnYear05	(0.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Retail Class Prospectus | State Farm LifePath 2040 Fund | Blended Benchmark (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.28%	[5]
5 Years	rr_AverageAnnualReturnYear05	1.63%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	7.27%	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003	[5]
Retail Class Prospectus | State Farm LifePath 2040 Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[6]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%	[4],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003	[6]
Retail Class Prospectus | State Farm LifePath 2040 Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%	[7]
5 Years	rr_AverageAnnualReturnYear05	5.95%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%	[4],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003	[7]

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.
[2]	The expense information in the table above has been restated to reflect current fees.
[3]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
[4]	5/09/2003 to 12/31/2012 (or life of class, if less)
[5]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 3.48%.
[6]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 3.54%.
[7]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 6.33%.

Retail Class Prospectus | State Farm LifePath 2050 Fund
STATE FARM LIFEPATH 2050 (NLPAX)
Investment Objective:
The State Farm LifePath 2050 Fund (the “LifePath 2050 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Retail Class Prospectus State Farm LifePath 2050 Fund Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)		none
Maximum account fee	[1]	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Retail Class Prospectus State Farm LifePath 2050 Fund Class A
Management fees		1.09%
Distribution [and/or Service] (12b-1 fees) fees		0.25%
Other Expenses		0.42%
Total Annual Fund Operating Expenses		1.76%
Less: Fee Waivers		(0.51%)
Total Annual Fund Operating Expenses After Fee Waiver	[1][2]	1.25%
[1]	The expense information in the table above has been restated to reflect current fees.
[2]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.

          The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

           BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Retail Class Prospectus State Farm LifePath 2050 Fund Class A	621	975	1,353	2,411

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
          The LifePath 2050 Fund invests all of its assets in corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

The LifePath 2050 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. As of March 31, 2013, the LifePath 2050 Portfolio held approximately 93% of its assets in Underlying Funds that invest primarily in equity securities, 7% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.      The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.      To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.      Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.      The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.      Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.      When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.      Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.      Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.      The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.      Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.      Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.      Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk.      Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.      Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.      When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.      Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.      The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.      Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.      Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

          The LifePath 2050 Fund must maintain cash balances to meet redemption requests, which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class A shares. Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 20.76%, during the second quarter of 2009. Worst quarter: -16.90%, during the third quarter of 2011.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retail Class Prospectus State Farm LifePath 2050 Fund	1 Year	Since Inception		Inception Date
Class A Shares	9.79%	2.03%	[1]	Jul 14, 2008
Class A Shares Return After Taxes on Distributions	9.29%	1.29%	[1]	Jul 14, 2008
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	7.04%	1.48%	[1]	Jul 14, 2008
Blended Benchmark (reflects no deduction for fees, expenses or taxes)	16.83%	4.78%	[1]	Jul 14, 2008
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	5.75%	[1]	Jul 14, 2008
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	6.27%	[1]	Jul 14, 2008
[1]	7/14/2008 to 12/31/2012

The blended benchmark is a hypothetical representation of the performance of the LifePath 2050 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2050 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2050 Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath 2050 Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, Dow Jones-UBS Commodity Index and the FTSE EPRA/NAREIT Developed Real Estate Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retail Class Prospectus | State Farm LifePath 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM LIFEPATH 2050 (NLPAX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm LifePath 2050 Fund (the “LifePath 2050 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

           BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

		In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table above has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The LifePath 2050 Fund invests all of its assets in corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

		The LifePath 2050 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. As of March 31, 2013, the LifePath 2050 Portfolio held approximately 93% of its assets in Underlying Funds that invest primarily in equity securities, 7% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.      The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.      To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.      Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.      The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.      Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.      When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.      Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.      Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.      The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.      Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.      Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.      Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk.      Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.      Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.      When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.      Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.      The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.      Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.      Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

          The LifePath 2050 Fund must maintain cash balances to meet redemption requests, which may lower overall Fund performance.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class A shares. Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class A shares. Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 20.76%, during the second quarter of 2009. Worst quarter: -16.90%, during the third quarter of 2011.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The blended benchmark is a hypothetical representation of the performance of the LifePath 2050 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2050 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2050 Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath 2050 Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, Dow Jones-UBS Commodity Index and the FTSE EPRA/NAREIT Developed Real Estate Index.
Retail Class Prospectus | State Farm LifePath 2050 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.09%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.25%	[2],[3]
After 1 year	rr_ExpenseExampleYear01	621
After 3 years	rr_ExpenseExampleYear03	975
After 5 years	rr_ExpenseExampleYear05	1,353
After 10 years	rr_ExpenseExampleYear10	2,411
2009	rr_AnnualReturn2009	30.25%
2010	rr_AnnualReturn2010	12.98%
2011	rr_AnnualReturn2011	(4.25%)
2012	rr_AnnualReturn2012	15.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.90%)
1 Year	rr_AverageAnnualReturnYear01	9.79%
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Retail Class Prospectus | State Farm LifePath 2050 Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.29%
Since Inception	rr_AverageAnnualReturnSinceInception	1.29%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Retail Class Prospectus | State Farm LifePath 2050 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.04%
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Retail Class Prospectus | State Farm LifePath 2050 Fund | Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.83%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Retail Class Prospectus | State Farm LifePath 2050 Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Retail Class Prospectus | State Farm LifePath 2050 Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	6.27%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.
[2]	The expense information in the table above has been restated to reflect current fees.
[3]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
[4]	7/14/2008 to 12/31/2012

Retirement Class Prospectus | State Farm Equity Fund
STATE FARM EQUITY FUND (SREOX) (SRETX) (SREHX)
Investment Objective:
The State Farm Equity Fund (the “Fund” or the “Equity Fund”) seeks long term growth of capital.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retirement Class Prospectus State Farm Equity Fund (USD $)	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none	none
Maximum deferred sales charge (load)	none	none	none
Maximum account fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retirement Class Prospectus State Farm Equity Fund	R-1	R-2	R-3
Management fees	0.60%	0.60%	0.60%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	none
Other Expenses	0.40%	0.40%	0.40%
Acquired Fund Fees & Expenses	none	none	none
Total Annual Fund Operating Expenses	1.50%	1.30%	1.00%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retirement Class Prospectus State Farm Equity Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
R-1	153	474	818	1,791
R-2	132	412	713	1,568
R-3	102	318	552	1,225

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Principal Investment Strategies
          Two different investment sub-advisers, Bridgeway Capital Management, Inc. ("Bridgeway") and Westwood Management Corp. ("Westwood"), select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund's portfolio. State Farm Investment Management Corp. (the "Manager" or "SFIMC") monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund's portfolio are discussed separately below.

Bridgeway

          Bridgeway primarily invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway defines "large stocks" as those whose market capitalization (stock market worth) falls within the range of the Russell 1000 Index, an unmanaged, market value weighted index, which measures performance of approximately 1,000 of the largest companies in the U.S. market with dividends reinvested. The Russell 1000 Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Growth stocks are those that Bridgeway believes have above average prospects for economic growth. Bridgeway selects stocks within the large-cap growth category for the Equity Fund using a statistically driven approach. At least 80% of Bridgeway's portion of the Equity Fund's net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap growth category at the time of purchase.

Westwood

          Under normal market conditions, Westwood invests at least 80% of its portion of the Equity Fund (which includes, for purposes of this test, the amount of any borrowings for investment purposes) primarily in common stocks of large capitalization companies, including foreign companies. Westwood may invest its portion of the Equity Fund in securities of companies economically tied to emerging markets. Westwood invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Westwood defines large capitalization companies as those companies with market capitalizations greater than $5 billion at the time of purchase, while seasoned companies generally have been operating for at least three years.

          In selecting securities, Westwood maintains a list of approved securities of issuers which it believes have proven records and potential for above-average earnings growth. Westwood considers purchasing a security on such list if Westwood's forecast for growth rates and earnings for that issuer exceeds Wall Street expectations. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt to equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood has disciplines in place that serve as sell signals, such as a security reaching a pre-determined price target, and/or a fundamental change that negatively impacts the outlook and original investment thesis. The investment team will also review a stock if the price of the stock declines 15% or more in the first 45 days held. The risk characteristics of Westwood's portion of the Equity Fund, such as beta (a measure of volatility), are generally expected to be less than those of the S&P 500 Index, the Fund's benchmark.

Both Bridgeway and Westwood may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Equity Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.    The assessment by the Fund's investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund's best and worst quarters during the periods indicated in the bar chart were: Best quarter: 13.01%, during the first quarter of 2012. Worst quarter: -24.19% during the fourth quarter of 2008.
The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Standard & Poor’s 500 Stock Index. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retirement Class Prospectus State Farm Equity Fund	1-Year	5-Year	Since Inception		Inception Date
Class R-1	15.61%	(2.01%)	1.15%	[1]	Sep 13, 2004
Class R-2	15.82%	(1.83%)	1.35%	[1]	Sep 13, 2004
Class R-3	16.42%	(1.51%)	1.67%	[1]	Sep 13, 2004
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	5.06%	[1]	Sep 13, 2004
[1]	9/13/2004 to 12/31/2012

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retirement Class Prospectus | State Farm Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM EQUITY FUND (SREOX) (SRETX) (SREHX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm Equity Fund (the “Fund” or the “Equity Fund”) seeks long term growth of capital.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Two different investment sub-advisers, Bridgeway Capital Management, Inc. ("Bridgeway") and Westwood Management Corp. ("Westwood"), select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund's portfolio. State Farm Investment Management Corp. (the "Manager" or "SFIMC") monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund's portfolio are discussed separately below.

Bridgeway

          Bridgeway primarily invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway defines "large stocks" as those whose market capitalization (stock market worth) falls within the range of the Russell 1000 Index, an unmanaged, market value weighted index, which measures performance of approximately 1,000 of the largest companies in the U.S. market with dividends reinvested. The Russell 1000 Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Growth stocks are those that Bridgeway believes have above average prospects for economic growth. Bridgeway selects stocks within the large-cap growth category for the Equity Fund using a statistically driven approach. At least 80% of Bridgeway's portion of the Equity Fund's net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap growth category at the time of purchase.

Westwood

          Under normal market conditions, Westwood invests at least 80% of its portion of the Equity Fund (which includes, for purposes of this test, the amount of any borrowings for investment purposes) primarily in common stocks of large capitalization companies, including foreign companies. Westwood may invest its portion of the Equity Fund in securities of companies economically tied to emerging markets. Westwood invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Westwood defines large capitalization companies as those companies with market capitalizations greater than $5 billion at the time of purchase, while seasoned companies generally have been operating for at least three years.

          In selecting securities, Westwood maintains a list of approved securities of issuers which it believes have proven records and potential for above-average earnings growth. Westwood considers purchasing a security on such list if Westwood's forecast for growth rates and earnings for that issuer exceeds Wall Street expectations. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt to equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood has disciplines in place that serve as sell signals, such as a security reaching a pre-determined price target, and/or a fundamental change that negatively impacts the outlook and original investment thesis. The investment team will also review a stock if the price of the stock declines 15% or more in the first 45 days held. The risk characteristics of Westwood's portion of the Equity Fund, such as beta (a measure of volatility), are generally expected to be less than those of the S&P 500 Index, the Fund's benchmark.

		Both Bridgeway and Westwood may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Equity Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.    The assessment by the Fund's investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Equity Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst quarters during the periods indicated in the bar chart were: Best quarter: 13.01%, during the first quarter of 2012. Worst quarter: -24.19% during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Standard & Poor’s 500 Stock Index. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Retirement Class Prospectus | State Farm Equity Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
After 1 year	rr_ExpenseExampleYear01	153
After 3 years	rr_ExpenseExampleYear03	474
After 5 years	rr_ExpenseExampleYear05	818
After 10 years	rr_ExpenseExampleYear10	1,791
2005	rr_AnnualReturn2005	6.49%
2006	rr_AnnualReturn2006	15.57%
2007	rr_AnnualReturn2007	(6.84%)
2008	rr_AnnualReturn2008	(41.63%)
2009	rr_AnnualReturn2009	20.21%
2010	rr_AnnualReturn2010	12.67%
2011	rr_AnnualReturn2011	(1.16%)
2012	rr_AnnualReturn2012	15.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.19%)
1-Year	rr_AverageAnnualReturnYear01	15.61%
5-Year	rr_AverageAnnualReturnYear05	(2.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.15%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm Equity Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
After 1 year	rr_ExpenseExampleYear01	132
After 3 years	rr_ExpenseExampleYear03	412
After 5 years	rr_ExpenseExampleYear05	713
After 10 years	rr_ExpenseExampleYear10	1,568
1-Year	rr_AverageAnnualReturnYear01	15.82%
5-Year	rr_AverageAnnualReturnYear05	(1.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.35%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm Equity Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
After 1 year	rr_ExpenseExampleYear01	102
After 3 years	rr_ExpenseExampleYear03	318
After 5 years	rr_ExpenseExampleYear05	552
After 10 years	rr_ExpenseExampleYear10	1,225
1-Year	rr_AverageAnnualReturnYear01	16.42%
5-Year	rr_AverageAnnualReturnYear05	(1.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.00%
5-Year	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004

[1]	9/13/2004 to 12/31/2012

Retirement Class Prospectus | State Farm Small Mid Cap Equity Fund
STATE FARM SMALL/MID CAP EQUITY FUND (RSEOX) (RSETX) (RSEHX)
Investment Objective:
The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund” or the “Fund”) seeks long-term growth of capital.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retirement Class Prospectus State Farm Small Mid Cap Equity Fund (USD $)	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none	none
Maximum deferred sales charge (load)	none	none	none
Maximum account fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retirement Class Prospectus State Farm Small Mid Cap Equity Fund	R-1	R-2	R-3
Management fees	0.80%	0.80%	0.80%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	none
Other Expenses	0.44%	0.44%	0.44%
Acquired Fund Fees & Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.76%	1.56%	1.26%
Less: Fee Waiver	(0.02%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.74%	1.54%	1.24%

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retirement Class Prospectus State Farm Small Mid Cap Equity Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
R-1	177	552	952	2,071
R-2	157	491	848	1,855
R-3	126	398	690	1,521

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
Principal Investment Strategies
          Two different investment sub-advisers, Bridgeway Capital Management, Inc. ("Bridgeway") and Rainier Investment Management, Inc. ("Rainier"), select investments for the Small/Mid Cap Equity Fund. Bridgeway and Rainier each manage approximately one-half of the Small/Mid Cap Equity Fund's portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund's portfolio are discussed separately below.

Bridgeway

          Bridgeway primarily invests its segment of the Fund in a diversified portfolio of small and mid-capitalization stocks. Bridgeway defines "small stocks" as those whose market capitalization (stock market value) falls within the range of the Russell 2000 Index, an unmanaged, market value weighted index, which measures performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the U.S. market with dividends reinvested. The Russell 2000 Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Bridgeway selects stocks using a statistically driven approach.

          Bridgeway invests in small and mid-capitalization stocks in the "value" category, which it defines as those stocks that Bridgeway believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Under normal market conditions, at least 80% of Bridgeway's portion of the Fund's net assets (plus borrowings for investment purposes) is invested in stocks from among those in the small cap value category at the time of purchase. However, Bridgeway will not necessarily sell a stock if it "migrates" to a different category after purchase.

          Bridgeway may invest up to 10% of its segment of the Fund's portfolio primarily in common stocks of foreign companies.

          Bridgeway may sell individual securities for several reasons including: the investment purpose for purchasing the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Rainier

          Rainier invests its segment of the Fund primarily (at least 80%) in the common stock of mid-capitalization companies traded in the U.S. with prospects of strong earnings growth and attractive overall business fundamentals, selling at reasonable valuations. Rainier considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index, an index that includes the smallest 800 securities in the Russell 1000® Index.

          The portfolio managed by Rainier will invest in a blend of stocks with both growth and value characteristics. In selecting common stocks for purchase by the Small/Mid Cap Equity Fund, Rainier emphasizes companies that it believes are likely to demonstrate superior business growth relative to their peers and whose equities are selling at attractive relative valuations.

          Rainier may invest up to 20% of its segment of the Fund's assets primarily in common stocks and depositary receipts of foreign companies.

Rainier considers the sale of specific common stock when fundamentals deteriorate; when a stock reaches or surpasses its price target; or when better opportunities are perceived in alternative stocks.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.    The assessment by the Fund's investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Smaller Company Size Risk.    The securities of smaller capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund's investments may not be actively traded, which increases the risk that the Fund's investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund's best and worst quarters during the periods indicated in the bar chart were: Best quarter: 18.73%, during the second quarter of 2009. Worst quarter: -29.73% during the fourth quarter of 2008.
The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Russell 2500 Index. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retirement Class Prospectus State Farm Small Mid Cap Equity Fund	1-Year	5-Year	Since Inception		Inception Date
Class R-1	16.34%	(0.92%)	4.66%	[1]	Sep 13, 2004
Class R-2	16.53%	(0.72%)	4.87%	[1]	Sep 13, 2004
Class R-3	16.89%	(0.42%)	5.20%	[1]	Sep 13, 2004
Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	4.34%	7.35%	[1]	Sep 13, 2004
[1]	9/13/2004 to 12/31/2012

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retirement Class Prospectus | State Farm Small Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM SMALL/MID CAP EQUITY FUND (RSEOX) (RSETX) (RSEHX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund” or the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Two different investment sub-advisers, Bridgeway Capital Management, Inc. ("Bridgeway") and Rainier Investment Management, Inc. ("Rainier"), select investments for the Small/Mid Cap Equity Fund. Bridgeway and Rainier each manage approximately one-half of the Small/Mid Cap Equity Fund's portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund's portfolio are discussed separately below.

Bridgeway

          Bridgeway primarily invests its segment of the Fund in a diversified portfolio of small and mid-capitalization stocks. Bridgeway defines "small stocks" as those whose market capitalization (stock market value) falls within the range of the Russell 2000 Index, an unmanaged, market value weighted index, which measures performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the U.S. market with dividends reinvested. The Russell 2000 Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Bridgeway selects stocks using a statistically driven approach.

          Bridgeway invests in small and mid-capitalization stocks in the "value" category, which it defines as those stocks that Bridgeway believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Under normal market conditions, at least 80% of Bridgeway's portion of the Fund's net assets (plus borrowings for investment purposes) is invested in stocks from among those in the small cap value category at the time of purchase. However, Bridgeway will not necessarily sell a stock if it "migrates" to a different category after purchase.

          Bridgeway may invest up to 10% of its segment of the Fund's portfolio primarily in common stocks of foreign companies.

          Bridgeway may sell individual securities for several reasons including: the investment purpose for purchasing the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Rainier

          Rainier invests its segment of the Fund primarily (at least 80%) in the common stock of mid-capitalization companies traded in the U.S. with prospects of strong earnings growth and attractive overall business fundamentals, selling at reasonable valuations. Rainier considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index, an index that includes the smallest 800 securities in the Russell 1000® Index.

          The portfolio managed by Rainier will invest in a blend of stocks with both growth and value characteristics. In selecting common stocks for purchase by the Small/Mid Cap Equity Fund, Rainier emphasizes companies that it believes are likely to demonstrate superior business growth relative to their peers and whose equities are selling at attractive relative valuations.

          Rainier may invest up to 20% of its segment of the Fund's assets primarily in common stocks and depositary receipts of foreign companies.

		Rainier considers the sale of specific common stock when fundamentals deteriorate; when a stock reaches or surpasses its price target; or when better opportunities are perceived in alternative stocks.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.    The assessment by the Fund's investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Smaller Company Size Risk.    The securities of smaller capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund's investments may not be actively traded, which increases the risk that the Fund's investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst quarters during the periods indicated in the bar chart were: Best quarter: 18.73%, during the second quarter of 2009. Worst quarter: -29.73% during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Russell 2500 Index. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Retirement Class Prospectus | State Farm Small Mid Cap Equity Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.74%
After 1 year	rr_ExpenseExampleYear01	177
After 3 years	rr_ExpenseExampleYear03	552
After 5 years	rr_ExpenseExampleYear05	952
After 10 years	rr_ExpenseExampleYear10	2,071
2005	rr_AnnualReturn2005	1.17%
2006	rr_AnnualReturn2006	14.09%
2007	rr_AnnualReturn2007	15.07%
2008	rr_AnnualReturn2008	(46.16%)
2009	rr_AnnualReturn2009	28.77%
2010	rr_AnnualReturn2010	22.07%
2011	rr_AnnualReturn2011	(3.01%)
2012	rr_AnnualReturn2012	16.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.73%)
1-Year	rr_AverageAnnualReturnYear01	16.34%
5-Year	rr_AverageAnnualReturnYear05	(0.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.66%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm Small Mid Cap Equity Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.54%
After 1 year	rr_ExpenseExampleYear01	157
After 3 years	rr_ExpenseExampleYear03	491
After 5 years	rr_ExpenseExampleYear05	848
After 10 years	rr_ExpenseExampleYear10	1,855
1-Year	rr_AverageAnnualReturnYear01	16.53%
5-Year	rr_AverageAnnualReturnYear05	(0.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm Small Mid Cap Equity Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.24%
After 1 year	rr_ExpenseExampleYear01	126
After 3 years	rr_ExpenseExampleYear03	398
After 5 years	rr_ExpenseExampleYear05	690
After 10 years	rr_ExpenseExampleYear10	1,521
1-Year	rr_AverageAnnualReturnYear01	16.89%
5-Year	rr_AverageAnnualReturnYear05	(0.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm Small Mid Cap Equity Fund | Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	17.88%
5-Year	rr_AverageAnnualReturnYear05	4.34%
Since Inception	rr_AverageAnnualReturnSinceInception	7.35%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004

[1]	9/13/2004 to 12/31/2012

Retirement Class Prospectus | State Farm International Equity Fund
STATE FARM INTERNATIONAL EQUITY FUND (RIEOX) (RIETX) (RIEHX)
Investment Objective:
The State Farm International Equity Fund (the “International Equity Fund” or the “Fund”) seeks long term growth of capital.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retirement Class Prospectus State Farm International Equity Fund (USD $)	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none	none
Maximum deferred sales charge (load)	none	none	none
Maximum account fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retirement Class Prospectus State Farm International Equity Fund	R-1	R-2	R-3
Management fees	0.80%	0.80%	0.80%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	none
Other Expenses	0.57%	0.57%	0.57%
Acquired Fund Fees & Expenses	none	none	none
Total Annual Fund Operating Expenses	1.87%	1.67%	1.37%
Less: Fee Waiver	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.82%	1.62%	1.32%

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retirement Class Prospectus State Farm International Equity Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
R-1	185	583	1,006	2,186
R-2	165	522	903	1,972
R-3	134	429	745	1,642

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies
          Two different investment sub-advisers, Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”), select investments for the International Equity Fund. Marsico and Northern Cross each manage approximately one-half of the International Equity Fund’s portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund’s portfolio are discussed separately below.

Marsico

          Marsico invests its portion of the International Equity Fund primarily in common stocks of foreign companies that it selects for their long-term growth potential. Marsico may invest its portion of the International Equity Fund in an unlimited number of companies of any size throughout the world, and normally invests in the securities of issuers that are economically tied to at least four different foreign countries. The Fund may invest in securities of companies economically tied to emerging markets. Some issuers or securities in the Fund’s portfolio may be based in or economically tied to the U.S. In selecting investments for the Fund, Marsico uses an approach that combines ‘top-down’ macro-economic analysis that initially focuses on broad financial and economic indicators, with ‘bottom-up’ stock selection that initially focuses on individual stocks.

          Marsico may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Northern Cross

          Northern Cross invests its portion of the International Equity Fund in securities issued by foreign companies, which it believes have the potential for long term margin expansion. Northern Cross primarily focuses on common stocks priced cheaply relative to some financial measure of worth, such as ratios of price to earnings, price to sales or price to cash flow. Under normal market conditions, Northern Cross will invest its portion of the International Equity Fund in 60-80 companies with a diversified representation of sectors. In selecting securities for the International Equity Fund, Northern Cross gives careful consideration to currency, political stability and other effects of international investing.

Northern Cross may sell individual securities for several reasons including: full valuation of the security has been achieved, fundamental deterioration of company prospects or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:
  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.
  Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.
  Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 25.48%, during the second quarter of 2009. Worst quarter: -23.60% during the fourth quarter of 2008.
The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the MSCI ACWI ex.U.S. Index. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retirement Class Prospectus State Farm International Equity Fund	1-Year	5-Year	Since Inception		Inception Date
Class R-1	18.28%	(4.16%)	3.93%	[1]	Sep 13, 2004
Class R-2	18.34%	(3.98%)	4.14%	[1]	Sep 13, 2004
Class R-3	18.85%	(3.69%)	4.44%	[1]	Sep 13, 2004
MSCI ACWI ex.U.S. Index (reflects no deduction for fees, expenses, or taxes)	16.83%	(2.89%)	6.79%	[1]	Sep 13, 2004
[1]	9/13/2004 to 12/31/2012

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retirement Class Prospectus | State Farm International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM INTERNATIONAL EQUITY FUND (RIEOX) (RIETX) (RIEHX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm International Equity Fund (the “International Equity Fund” or the “Fund”) seeks long term growth of capital.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Two different investment sub-advisers, Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”), select investments for the International Equity Fund. Marsico and Northern Cross each manage approximately one-half of the International Equity Fund’s portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund’s portfolio are discussed separately below.

Marsico

          Marsico invests its portion of the International Equity Fund primarily in common stocks of foreign companies that it selects for their long-term growth potential. Marsico may invest its portion of the International Equity Fund in an unlimited number of companies of any size throughout the world, and normally invests in the securities of issuers that are economically tied to at least four different foreign countries. The Fund may invest in securities of companies economically tied to emerging markets. Some issuers or securities in the Fund’s portfolio may be based in or economically tied to the U.S. In selecting investments for the Fund, Marsico uses an approach that combines ‘top-down’ macro-economic analysis that initially focuses on broad financial and economic indicators, with ‘bottom-up’ stock selection that initially focuses on individual stocks.

          Marsico may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Northern Cross

          Northern Cross invests its portion of the International Equity Fund in securities issued by foreign companies, which it believes have the potential for long term margin expansion. Northern Cross primarily focuses on common stocks priced cheaply relative to some financial measure of worth, such as ratios of price to earnings, price to sales or price to cash flow. Under normal market conditions, Northern Cross will invest its portion of the International Equity Fund in 60-80 companies with a diversified representation of sectors. In selecting securities for the International Equity Fund, Northern Cross gives careful consideration to currency, political stability and other effects of international investing.

		Northern Cross may sell individual securities for several reasons including: full valuation of the security has been achieved, fundamental deterioration of company prospects or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:
  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.
  Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.
  Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 25.48%, during the second quarter of 2009. Worst quarter: -23.60% during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the MSCI ACWI ex.U.S. Index. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Retirement Class Prospectus | State Farm International Equity Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.82%
After 1 year	rr_ExpenseExampleYear01	185
After 3 years	rr_ExpenseExampleYear03	583
After 5 years	rr_ExpenseExampleYear05	1,006
After 10 years	rr_ExpenseExampleYear10	2,186
2005	rr_AnnualReturn2005	15.86%
2006	rr_AnnualReturn2006	18.30%
2007	rr_AnnualReturn2007	10.43%
2008	rr_AnnualReturn2008	(47.18%)
2009	rr_AnnualReturn2009	35.31%
2010	rr_AnnualReturn2010	11.40%
2011	rr_AnnualReturn2011	(14.16%)
2012	rr_AnnualReturn2012	18.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.60%)
1-Year	rr_AverageAnnualReturnYear01	18.28%
5-Year	rr_AverageAnnualReturnYear05	(4.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm International Equity Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.62%
After 1 year	rr_ExpenseExampleYear01	165
After 3 years	rr_ExpenseExampleYear03	522
After 5 years	rr_ExpenseExampleYear05	903
After 10 years	rr_ExpenseExampleYear10	1,972
1-Year	rr_AverageAnnualReturnYear01	18.34%
5-Year	rr_AverageAnnualReturnYear05	(3.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm International Equity Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.32%
After 1 year	rr_ExpenseExampleYear01	134
After 3 years	rr_ExpenseExampleYear03	429
After 5 years	rr_ExpenseExampleYear05	745
After 10 years	rr_ExpenseExampleYear10	1,642
1-Year	rr_AverageAnnualReturnYear01	18.85%
5-Year	rr_AverageAnnualReturnYear05	(3.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm International Equity Fund | MSCI ACWI ex.U.S. Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.83%
5-Year	rr_AverageAnnualReturnYear05	(2.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.79%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004

[1]	9/13/2004 to 12/31/2012

Retirement Class Prospectus | State Farm S & P 500 Index Fund
STATE FARM S&P 500 INDEX FUND (RSPOX) (RSPTX) (RSPHX)
Investment Objective:
The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund” or the “fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retirement Class Prospectus State Farm S & P 500 Index Fund (USD $)	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none	none
Maximum deferred sales charge (load)	none	none	none
Maximum account fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retirement Class Prospectus State Farm S & P 500 Index Fund	R-1	R-2	R-3
Management fees	0.18%	0.18%	0.18%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	none
Other Expenses	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses	1.09%	0.89%	0.59%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retirement Class Prospectus State Farm S & P 500 Index Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
R-1	111	347	601	1,329
R-2	91	284	493	1,096
R-3	60	189	329	739

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies
          The S&P Index Fund seeks to achieve investment performance that is similar to the S&P 500 Index (the Fund’s target benchmark). The S&P 500 Index is a widely used measure of large U.S. company stock performance. Standard & Poor’s (“S&P”) selects stocks for the S&P 500 Index based upon the following factors:

  market value

  industry group classification (so that the S&P 500 Index represents a broad range of industry segments within the U.S. economy)

  trading activity, to ensure ample liquidity and efficient share pricing fundamental analysis, to ensure that companies in the S&P 500 Index are stable

          The S&P 500 Index Fund pursues its investment objective by:

  investing in substantially all of the securities that make up the S&P 500 Index investing in these securities in proportions that match, approximately, the weightings of the S&P 500 Index

          Under normal operating conditions, the S&P 500 Index Fund seeks to invest at least 90% of its total assets in stocks that are represented in the S&P 500 Index.

BlackRock Fund Advisors (“BFA”) may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Indexing Risk.    This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in their attempt to match such performance.

  Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Fund, State Farm Investment Management Corp. (“SFIMC” or the “Manager”) or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 15.67%, during the second quarter of 2009. Worst quarter: -22.18%, during the fourth quarter of 2008.
The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the S&P 500 Index. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retirement Class Prospectus State Farm S & P 500 Index Fund	1-Year	5-Year	Since Inception		Inception Date
Class R-1	14.77%	0.61%	3.96%	[1]	Sep 13, 2004
Class R-2	14.98%	0.82%	4.16%	[1]	Sep 13, 2004
Class R-3	15.32%	1.13%	4.49%	[1]	Sep 13, 2004
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	5.06%	[1]	Sep 13, 2004
[1]	9/13/2004 to 12/31/2012

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retirement Class Prospectus | State Farm S & P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM S&P 500 INDEX FUND (RSPOX) (RSPTX) (RSPHX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund” or the “fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The S&P Index Fund seeks to achieve investment performance that is similar to the S&P 500 Index (the Fund’s target benchmark). The S&P 500 Index is a widely used measure of large U.S. company stock performance. Standard & Poor’s (“S&P”) selects stocks for the S&P 500 Index based upon the following factors:

  market value

  industry group classification (so that the S&P 500 Index represents a broad range of industry segments within the U.S. economy)

  trading activity, to ensure ample liquidity and efficient share pricing fundamental analysis, to ensure that companies in the S&P 500 Index are stable

          The S&P 500 Index Fund pursues its investment objective by:

  investing in substantially all of the securities that make up the S&P 500 Index investing in these securities in proportions that match, approximately, the weightings of the S&P 500 Index

          Under normal operating conditions, the S&P 500 Index Fund seeks to invest at least 90% of its total assets in stocks that are represented in the S&P 500 Index.

		BlackRock Fund Advisors (“BFA”) may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Indexing Risk.    This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in their attempt to match such performance.

  Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Fund, State Farm Investment Management Corp. (“SFIMC” or the “Manager”) or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 15.67%, during the second quarter of 2009. Worst quarter: -22.18%, during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the S&P 500 Index. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Retirement Class Prospectus | State Farm S & P 500 Index Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.18%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
After 1 year	rr_ExpenseExampleYear01	111
After 3 years	rr_ExpenseExampleYear03	347
After 5 years	rr_ExpenseExampleYear05	601
After 10 years	rr_ExpenseExampleYear10	1,329
2005	rr_AnnualReturn2005	3.73%
2006	rr_AnnualReturn2006	14.64%
2007	rr_AnnualReturn2007	4.40%
2008	rr_AnnualReturn2008	(37.76%)
2009	rr_AnnualReturn2009	25.47%
2010	rr_AnnualReturn2010	13.89%
2011	rr_AnnualReturn2011	0.98%
2012	rr_AnnualReturn2012	14.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.18%)
1-Year	rr_AverageAnnualReturnYear01	14.77%
5-Year	rr_AverageAnnualReturnYear05	0.61%
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm S & P 500 Index Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.18%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
After 1 year	rr_ExpenseExampleYear01	91
After 3 years	rr_ExpenseExampleYear03	284
After 5 years	rr_ExpenseExampleYear05	493
After 10 years	rr_ExpenseExampleYear10	1,096
1-Year	rr_AverageAnnualReturnYear01	14.98%
5-Year	rr_AverageAnnualReturnYear05	0.82%
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm S & P 500 Index Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.18%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
After 1 year	rr_ExpenseExampleYear01	60
After 3 years	rr_ExpenseExampleYear03	189
After 5 years	rr_ExpenseExampleYear05	329
After 10 years	rr_ExpenseExampleYear10	739
1-Year	rr_AverageAnnualReturnYear01	15.32%
5-Year	rr_AverageAnnualReturnYear05	1.13%
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm S & P 500 Index Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.00%
5-Year	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004

[1]	9/13/2004 to 12/31/2012

Retirement Class Prospectus | State Farm Small Cap Index Fund
STATE FARM SMALL CAP INDEX FUND (RSIOX) (RSITX) (RSIHX)
Investment Objective:
The State Farm Small Cap Index Fund (the “Small Cap Index Fund” or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Small Stock Index.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retirement Class Prospectus State Farm Small Cap Index Fund (USD $)	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none	none
Maximum deferred sales charge (load)	none	none	none
Maximum account fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retirement Class Prospectus State Farm Small Cap Index Fund	R-1	R-2	R-3
Management fees	0.35%	0.35%	0.35%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	none
Other Expenses	0.45%	0.45%	0.45%
Acquired Fund Fees & Expenses	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.38%	1.18%	0.88%
Less: Fee Waiver	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	1.35%	1.15%	0.85%

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retirement Class Prospectus State Farm Small Cap Index Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
R-1	137	434	752	1,655
R-2	117	372	646	1,429
R-3	87	278	485	1,082

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies
          Northern Trust Investments, Inc. (“NTI ”), sub-adviser to the Small Cap Index Fund, seeks to achieve investment performance for the Small Cap Index Fund that is similar to the Russell 2000 Index.

          The Russell 2000 Index is an index of 2,000 small companies that is created by taking the largest 3,000 companies traded in the U.S. and eliminating the largest 1,000 of those companies.

          NTI pursues its investment objective by investing in companies contained in the Russell 2000 Index based upon replication and optimization modeling techniques.

          Under normal operating conditions, NTI seeks to invest at least 80% of the Fund’s total assets primarily in the common stocks of companies included in the Russell 2000 Index, in weights that approximate the relative composition of the securities contained in the index.

NTI may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Smaller Company Size Risk.    The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

  Indexing Risk.    This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

  Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Fund, the Manager or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund's best and worst quarters during the periods indicated in the bar chart were: Best quarter: 20.43%, during the second quarter of 2009. Worst quarter: -26.32% during the fourth quarter of 2008.
The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Russell 2000 Index. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retirement Class Prospectus State Farm Small Cap Index Fund	1-Year	5-Year	Since Inception		Inception Date
Class R-1	14.88%	2.27%	4.92%	[1]	Sep 13, 2004
Class R-2	15.09%	2.45%	5.12%	[1]	Sep 13, 2004
Class R-3	15.44%	2.79%	5.45%	[1]	Sep 13, 2004
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	16.35%	3.56%	6.34%	[1]	Sep 13, 2004
[1]	9/13/2004 to 12/31/2012

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retirement Class Prospectus | State Farm Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM SMALL CAP INDEX FUND (RSIOX) (RSITX) (RSIHX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm Small Cap Index Fund (the “Small Cap Index Fund” or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Small Stock Index.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Northern Trust Investments, Inc. (“NTI ”), sub-adviser to the Small Cap Index Fund, seeks to achieve investment performance for the Small Cap Index Fund that is similar to the Russell 2000 Index.

          The Russell 2000 Index is an index of 2,000 small companies that is created by taking the largest 3,000 companies traded in the U.S. and eliminating the largest 1,000 of those companies.

          NTI pursues its investment objective by investing in companies contained in the Russell 2000 Index based upon replication and optimization modeling techniques.

          Under normal operating conditions, NTI seeks to invest at least 80% of the Fund’s total assets primarily in the common stocks of companies included in the Russell 2000 Index, in weights that approximate the relative composition of the securities contained in the index.

		NTI may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Smaller Company Size Risk.    The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

  Indexing Risk.    This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

  Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Fund, the Manager or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst quarters during the periods indicated in the bar chart were: Best quarter: 20.43%, during the second quarter of 2009. Worst quarter: -26.32% during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Russell 2000 Index. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Retirement Class Prospectus | State Farm Small Cap Index Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.35%
After 1 year	rr_ExpenseExampleYear01	137
After 3 years	rr_ExpenseExampleYear03	434
After 5 years	rr_ExpenseExampleYear05	752
After 10 years	rr_ExpenseExampleYear10	1,655
2005	rr_AnnualReturn2005	3.20%
2006	rr_AnnualReturn2006	16.69%
2007	rr_AnnualReturn2007	(2.87%)
2008	rr_AnnualReturn2008	(34.77%)
2009	rr_AnnualReturn2009	25.86%
2010	rr_AnnualReturn2010	25.31%
2011	rr_AnnualReturn2011	(5.35%)
2012	rr_AnnualReturn2012	14.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.32%)
1-Year	rr_AverageAnnualReturnYear01	14.88%
5-Year	rr_AverageAnnualReturnYear05	2.27%
Since Inception	rr_AverageAnnualReturnSinceInception	4.92%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm Small Cap Index Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.15%
After 1 year	rr_ExpenseExampleYear01	117
After 3 years	rr_ExpenseExampleYear03	372
After 5 years	rr_ExpenseExampleYear05	646
After 10 years	rr_ExpenseExampleYear10	1,429
1-Year	rr_AverageAnnualReturnYear01	15.09%
5-Year	rr_AverageAnnualReturnYear05	2.45%
Since Inception	rr_AverageAnnualReturnSinceInception	5.12%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm Small Cap Index Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.85%
After 1 year	rr_ExpenseExampleYear01	87
After 3 years	rr_ExpenseExampleYear03	278
After 5 years	rr_ExpenseExampleYear05	485
After 10 years	rr_ExpenseExampleYear10	1,082
1-Year	rr_AverageAnnualReturnYear01	15.44%
5-Year	rr_AverageAnnualReturnYear05	2.79%
Since Inception	rr_AverageAnnualReturnSinceInception	5.45%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm Small Cap Index Fund | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.35%
5-Year	rr_AverageAnnualReturnYear05	3.56%
Since Inception	rr_AverageAnnualReturnSinceInception	6.34%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004

[1]	9/13/2004 to 12/31/2012

Retirement Class Prospectus | State Farm International Index Fund
STATE FARM INTERNATIONAL INDEX FUND (RIIOX) (RIITX) (RIIHX)
Investment Objective:
The State Farm International Index fund (the “International Index Fund” or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley International Europe, Australasia, and Far East Free Index (“EAFE Free Index”).
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retirement Class Prospectus State Farm International Index Fund (USD $)	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none	none
Maximum deferred sales charge (load)	none	none	none
Maximum account fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retirement Class Prospectus State Farm International Index Fund	R-1	R-2	R-3
Management fees	0.50%	0.50%	0.50%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	none
Other Expenses	0.58%	0.58%	0.58%
Acquired Fund Fees & Expenses	none	none	none
Total Annual Fund Operating Expenses	1.58%	1.38%	1.08%
Less: Fee Waiver	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.52%	1.32%	1.02%

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retirement Class Prospectus State Farm International Index Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
R-1	155	493	855	1,873
R-2	134	431	750	1,652
R-3	104	338	590	1,312

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
          Northern Trust Investments, Inc. (“NTI”), sub-adviser to the International Index Fund, seeks to achieve investment performance for the International Index Fund that is similar to the EAFE Free Index. The EAFE Free Index is a capitalization-weighted index that currently includes stocks of companies located in 16 European countries, Australia, Israel, New Zealand, Hong Kong, Japan and Singapore. NTI selects the securities contained in the EAFE Free Index based upon replication and optimization modeling techniques. Under normal operating conditions, NTI seeks to invest at least 80% of its total assets primarily in the common stock of companies included in the EAFE Free Index, in weights that approximate the relative composition of the securities contained in the index.

NTI may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.   Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.   Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.   The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Indexing Risk.   This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

  Security Selection Risk.   Because securities market indices are developed by persons unrelated to the Fund, the Manager or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 25.40%, during the second quarter of 2009. Worst quarter: -20.33%, during the third quarter of 2011.
The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the EAFE Free Index. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retirement Class Prospectus State Farm International Index Fund	1-Year	5-Year	Since Inception		Inception Date
Class R-1	17.13%	(4.63%)	4.00%	[1]	Sep 13, 2004
Class R-2	17.30%	(4.45%)	4.19%	[1]	Sep 13, 2004
Class R-3	17.81%	(4.15%)	4.51%	[1]	Sep 13, 2004
EAFE Free Index (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	5.21%	[1]	Sep 13, 2004
[1]	9/13/2004 to 12/31/2012

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retirement Class Prospectus | State Farm International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM INTERNATIONAL INDEX FUND (RIIOX) (RIITX) (RIIHX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm International Index fund (the “International Index Fund” or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley International Europe, Australasia, and Far East Free Index (“EAFE Free Index”).
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Northern Trust Investments, Inc. (“NTI”), sub-adviser to the International Index Fund, seeks to achieve investment performance for the International Index Fund that is similar to the EAFE Free Index. The EAFE Free Index is a capitalization-weighted index that currently includes stocks of companies located in 16 European countries, Australia, Israel, New Zealand, Hong Kong, Japan and Singapore. NTI selects the securities contained in the EAFE Free Index based upon replication and optimization modeling techniques. Under normal operating conditions, NTI seeks to invest at least 80% of its total assets primarily in the common stock of companies included in the EAFE Free Index, in weights that approximate the relative composition of the securities contained in the index.

		NTI may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.   Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.   Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.   The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Indexing Risk.   This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

  Security Selection Risk.   Because securities market indices are developed by persons unrelated to the Fund, the Manager or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 25.40%, during the second quarter of 2009. Worst quarter: -20.33%, during the third quarter of 2011.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the EAFE Free Index. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Retirement Class Prospectus | State Farm International Index Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.52%
After 1 year	rr_ExpenseExampleYear01	155
After 3 years	rr_ExpenseExampleYear03	493
After 5 years	rr_ExpenseExampleYear05	855
After 10 years	rr_ExpenseExampleYear10	1,873
2005	rr_AnnualReturn2005	12.44%
2006	rr_AnnualReturn2006	24.45%
2007	rr_AnnualReturn2007	9.28%
2008	rr_AnnualReturn2008	(42.69%)
2009	rr_AnnualReturn2009	27.49%
2010	rr_AnnualReturn2010	6.21%
2011	rr_AnnualReturn2011	(13.19%)
2012	rr_AnnualReturn2012	17.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.33%)
1-Year	rr_AverageAnnualReturnYear01	17.13%
5-Year	rr_AverageAnnualReturnYear05	(4.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm International Index Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.32%
After 1 year	rr_ExpenseExampleYear01	134
After 3 years	rr_ExpenseExampleYear03	431
After 5 years	rr_ExpenseExampleYear05	750
After 10 years	rr_ExpenseExampleYear10	1,652
1-Year	rr_AverageAnnualReturnYear01	17.30%
5-Year	rr_AverageAnnualReturnYear05	(4.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.19%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm International Index Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.02%
After 1 year	rr_ExpenseExampleYear01	104
After 3 years	rr_ExpenseExampleYear03	338
After 5 years	rr_ExpenseExampleYear05	590
After 10 years	rr_ExpenseExampleYear10	1,312
1-Year	rr_AverageAnnualReturnYear01	17.81%
5-Year	rr_AverageAnnualReturnYear05	(4.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.51%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm International Index Fund | EAFE Free Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	17.32%
5-Year	rr_AverageAnnualReturnYear05	(3.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.21%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004

[1]	9/13/2004 to 12/31/2012

Retirement Class Prospectus | State Farm Equity and Bond Fund
STATE FARM EQUITY AND BOND FUND (REBOX) (REBTX) (REBHX)
Investment Objective:
The State Farm Equity and Bond Fund (the “Equity and Bond Fund” or the “Fund”) seeks long term growth of principal while providing some current income.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retirement Class Prospectus State Farm Equity and Bond Fund (USD $)	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none	none
Maximum deferred sales charge (load)	none	none	none
Maximum account fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retirement Class Prospectus State Farm Equity and Bond Fund	R-1	R-2	R-3
Management fees	none	none	none
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	none
Other Expenses	0.17%	0.17%	0.17%
Acquired Fund Fees & Expenses	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses	1.39%	1.19%	0.89%
Less: Fee Waiver	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	1.29%	1.09%	0.79%

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to reimburse the Fund for expenses the Fund pays. The reimbursement is in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified level for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retirement Class Prospectus State Farm Equity and Bond Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
R-1	131	430	751	1,660
R-2	111	368	645	1,434
R-3	81	274	483	1,087

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.
Principal Investment Strategies
          The Equity and Bond Fund invests all of its assets in shares of the State Farm Equity Fund and the State Farm Bond Fund. Generally, the Equity and Bond Fund attempts to maintain approximately 60% of its net assets in shares of the State Farm Equity Fund and approximately 40% of its net assets in shares of the State Farm Bond Fund. The Equity and Bond Fund never invests more than 75% of its net assets in either underlying Fund.

           Two different investment sub-advisers, Bridgeway Capital Management, Inc. ("Bridgeway") and Westwood Management Corp. ("Westwood"), select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund's portfolio.

           Bridgeway primarily invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway selects stocks within the large-cap growth category for the Equity Fund using a statistically driven approach.

          Westwood primarily invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow.

          The Manager selects investments for the Bond Fund. The Bond Fund is invested primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that the Manager has determined to be of comparable quality. A bond is investment grade if Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's ("S&P") has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as "junk bonds."

The Manager, Bridgeway, and Westwood may sell individual securities in the underlying funds for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.     Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.     Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.     The assessment by a fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Interest Rate Risk and Call Risk.     The risk that the bonds a fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, a fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

  Prepayment and Extension Risk.     The risk that homeowners or consumers may alter the pace of repayment on their mortgage or consumer loans, which may affect the yield of mortgage-or asset-backed securities that are backed by such loans.

  Credit Risk.     The risk that a bond issuer fails to make principal or interest payments when due to a fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater risk than U.S. Government bonds.

  High Yield, High Risk Securities.     Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

  Liquidity Risk.     The investment adviser or sub-adviser to a fund may have difficulty selling securities a fund holds at the time it would like to sell, and at the value a fund has placed on those securities.

  Income Risk.     The risk that the income from the bonds a fund holds will decline in value due to falling interest rates.

An investment in this Fund may be appropriate for you if you are seeking long term growth potential and some current income, or if you are seeking the convenience of a balanced portfolio of stocks and bonds in a single investment. You may not want to invest in this Fund if you have a short term investment horizon, want the greater growth potential of an investment entirely in equity securities or are unwilling to accept share price fluctuation.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 8.42%, during the second quarter of 2009. Worst quarter: -13.98%, during the fourth quarter of 2008.
The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to a blended benchmark using 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retirement Class Prospectus State Farm Equity and Bond Fund	1-Year	5-Year	Since Inception		Inception Date
Class R-1	10.78%	1.43%	2.92%	[1]	Sep 13, 2004
Class R-2	10.82%	1.60%	3.12%	[1]	Sep 13, 2004
Class R-3	11.14%	1.91%	3.43%	[1]	Sep 13, 2004
Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	11.31%	3.82%	5.68%	[1]	Sep 13, 2004
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	5.06%	[1]	Sep 13, 2004
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.37%	[1]	Sep 13, 2004
[1]	9/13/2004 to 12/31/2012

SFIMC computes the Blended Benchmark using 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retirement Class Prospectus | State Farm Equity and Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM EQUITY AND BOND FUND (REBOX) (REBTX) (REBHX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm Equity and Bond Fund (the “Equity and Bond Fund” or the “Fund”) seeks long term growth of principal while providing some current income.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to reimburse the Fund for expenses the Fund pays. The reimbursement is in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified level for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Equity and Bond Fund invests all of its assets in shares of the State Farm Equity Fund and the State Farm Bond Fund. Generally, the Equity and Bond Fund attempts to maintain approximately 60% of its net assets in shares of the State Farm Equity Fund and approximately 40% of its net assets in shares of the State Farm Bond Fund. The Equity and Bond Fund never invests more than 75% of its net assets in either underlying Fund.

           Two different investment sub-advisers, Bridgeway Capital Management, Inc. ("Bridgeway") and Westwood Management Corp. ("Westwood"), select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund's portfolio.

           Bridgeway primarily invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway selects stocks within the large-cap growth category for the Equity Fund using a statistically driven approach.

          Westwood primarily invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow.

          The Manager selects investments for the Bond Fund. The Bond Fund is invested primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that the Manager has determined to be of comparable quality. A bond is investment grade if Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's ("S&P") has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as "junk bonds."

		The Manager, Bridgeway, and Westwood may sell individual securities in the underlying funds for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.     Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.     Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.     The assessment by a fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Interest Rate Risk and Call Risk.     The risk that the bonds a fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, a fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

  Prepayment and Extension Risk.     The risk that homeowners or consumers may alter the pace of repayment on their mortgage or consumer loans, which may affect the yield of mortgage-or asset-backed securities that are backed by such loans.

  Credit Risk.     The risk that a bond issuer fails to make principal or interest payments when due to a fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater risk than U.S. Government bonds.

  High Yield, High Risk Securities.     Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

  Liquidity Risk.     The investment adviser or sub-adviser to a fund may have difficulty selling securities a fund holds at the time it would like to sell, and at the value a fund has placed on those securities.

  Income Risk.     The risk that the income from the bonds a fund holds will decline in value due to falling interest rates.

		An investment in this Fund may be appropriate for you if you are seeking long term growth potential and some current income, or if you are seeking the convenience of a balanced portfolio of stocks and bonds in a single investment. You may not want to invest in this Fund if you have a short term investment horizon, want the greater growth potential of an investment entirely in equity securities or are unwilling to accept share price fluctuation.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 8.42%, during the second quarter of 2009. Worst quarter: -13.98%, during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to a blended benchmark using 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	SFIMC computes the Blended Benchmark using 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index.
Retirement Class Prospectus | State Farm Equity and Bond Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.29%
After 1 year	rr_ExpenseExampleYear01	131
After 3 years	rr_ExpenseExampleYear03	430
After 5 years	rr_ExpenseExampleYear05	751
After 10 years	rr_ExpenseExampleYear10	1,660
2005	rr_AnnualReturn2005	4.36%
2006	rr_AnnualReturn2006	10.71%
2007	rr_AnnualReturn2007	(1.67%)
2008	rr_AnnualReturn2008	(25.86%)
2009	rr_AnnualReturn2009	16.16%
2010	rr_AnnualReturn2010	9.86%
2011	rr_AnnualReturn2011	2.42%
2012	rr_AnnualReturn2012	10.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.98%)
1-Year	rr_AverageAnnualReturnYear01	10.78%
5-Year	rr_AverageAnnualReturnYear05	1.43%
Since Inception	rr_AverageAnnualReturnSinceInception	2.92%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm Equity and Bond Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.09%
After 1 year	rr_ExpenseExampleYear01	111
After 3 years	rr_ExpenseExampleYear03	368
After 5 years	rr_ExpenseExampleYear05	645
After 10 years	rr_ExpenseExampleYear10	1,434
1-Year	rr_AverageAnnualReturnYear01	10.82%
5-Year	rr_AverageAnnualReturnYear05	1.60%
Since Inception	rr_AverageAnnualReturnSinceInception	3.12%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm Equity and Bond Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.79%
After 1 year	rr_ExpenseExampleYear01	81
After 3 years	rr_ExpenseExampleYear03	274
After 5 years	rr_ExpenseExampleYear05	483
After 10 years	rr_ExpenseExampleYear10	1,087
1-Year	rr_AverageAnnualReturnYear01	11.14%
5-Year	rr_AverageAnnualReturnYear05	1.91%
Since Inception	rr_AverageAnnualReturnSinceInception	3.43%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm Equity and Bond Fund | Blended Benchmark (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	11.31%
5-Year	rr_AverageAnnualReturnYear05	3.82%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm Equity and Bond Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.00%
5-Year	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm Equity and Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	4.22%
5-Year	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.37%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004

[1]	9/13/2004 to 12/31/2012

Retirement Class Prospectus | State Farm Bond Fund
STATE FARM BOND FUND (SRBOX) (SRBTX) (SRBHX)
Investment Objective:
The State Farm Bond Fund (the “Bond Fund” or the “Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retirement Class Prospectus State Farm Bond Fund (USD $)	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none	none
Maximum deferred sales charge (load)	none	none	none
Maximum account fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retirement Class Prospectus State Farm Bond Fund	R-1	R-2	R-3
Management fees	0.10%	0.10%	0.10%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	none
Other Expenses	0.38%	0.38%	0.38%
Acquired Fund Fees & Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.99%	0.79%	0.49%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retirement Class Prospectus State Farm Bond Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
R-1	101	315	547	1,213
R-2	81	252	439	978
R-3	50	157	274	616

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies
          The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that State Farm Investment Management Corp. ("SFIMC" or the "Manager") has determined to be of comparable quality. A bond is investment grade if Moody's Investors Service, Inc. ("Moody's") or S&P has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as "junk bonds." The Bond Fund may invest in any of the following instruments:

  Corporate Debt Securities:     investment grade securities issued by corporations and to a limited extent (up to 20% of its assets), in lower rated securities

  U.S. Government Debt Securities:     securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities

  Foreign Government Debt Securities:     investment grade securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars

  Asset Backed and Mortgage Backed Securities:     investment grade securities backed by mortgages, consumer loans and other assets

  Other Issuer Debt Securities:     the Fund may invest up to 20% of its assets in non-investment grade debt securities and preferred stocks that are convertible into common stocks as well as nonconvertible preferred stocks or securities.

The Manager may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

  Management Risk.      The assessment by the Fund's investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Interest Rate Risk and Call Risk.     The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will "call" or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

  Prepayment and Extension Risk.     The risk that homeowners or consumers may alter the pace of repayment on their mortgage or consumer loans, which may affect the yield of mortgage-or asset-backed securities that are backed by such loans.

  Credit Risk.     The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater risk than U.S. Government bonds.

  High Yield, High Risk Securities.     Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as "junk bonds" or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

  Liquidity Risk.     The investment adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

  Income Risk.     The risk that the income from the bonds the Fund holds will decline in value due to falling interest rates.

You may want to invest in the Fund if you are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund's best and worst quarters during the periods indicated in the bar chart were: Best quarter: 3.97%, during the third quarter of 2011. Worst quarter: -1.98%, during the fourth quarter of 2010.
The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Barclays U.S. Aggregate Bond Index. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retirement Class Prospectus State Farm Bond Fund	1-Year	5-Year	Since Inception		Inception Date
Class R-1	3.44%	5.57%	4.72%	[1]	Sep 13, 2004
Class R-2	3.65%	5.78%	4.91%	[1]	Sep 13, 2004
Class R-3	3.96%	6.11%	5.25%	[1]	Sep 13, 2004
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.37%	[1]	Sep 13, 2004
[1]	9/13/2004 to 12/31/2012

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retirement Class Prospectus | State Farm Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM BOND FUND (SRBOX) (SRBTX) (SRBHX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm Bond Fund (the “Bond Fund” or the “Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that State Farm Investment Management Corp. ("SFIMC" or the "Manager") has determined to be of comparable quality. A bond is investment grade if Moody's Investors Service, Inc. ("Moody's") or S&P has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as "junk bonds." The Bond Fund may invest in any of the following instruments:

  Corporate Debt Securities:     investment grade securities issued by corporations and to a limited extent (up to 20% of its assets), in lower rated securities

  U.S. Government Debt Securities:     securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities

  Foreign Government Debt Securities:     investment grade securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars

  Asset Backed and Mortgage Backed Securities:     investment grade securities backed by mortgages, consumer loans and other assets

  Other Issuer Debt Securities:     the Fund may invest up to 20% of its assets in non-investment grade debt securities and preferred stocks that are convertible into common stocks as well as nonconvertible preferred stocks or securities.

		The Manager may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

  Management Risk.      The assessment by the Fund's investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Interest Rate Risk and Call Risk.     The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will "call" or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

  Prepayment and Extension Risk.     The risk that homeowners or consumers may alter the pace of repayment on their mortgage or consumer loans, which may affect the yield of mortgage-or asset-backed securities that are backed by such loans.

  Credit Risk.     The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater risk than U.S. Government bonds.

  High Yield, High Risk Securities.     Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as "junk bonds" or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

  Liquidity Risk.     The investment adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

  Income Risk.     The risk that the income from the bonds the Fund holds will decline in value due to falling interest rates.

		You may want to invest in the Fund if you are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst quarters during the periods indicated in the bar chart were: Best quarter: 3.97%, during the third quarter of 2011. Worst quarter: -1.98%, during the fourth quarter of 2010.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Barclays U.S. Aggregate Bond Index. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Retirement Class Prospectus | State Farm Bond Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
After 1 year	rr_ExpenseExampleYear01	101
After 3 years	rr_ExpenseExampleYear03	315
After 5 years	rr_ExpenseExampleYear05	547
After 10 years	rr_ExpenseExampleYear10	1,213
2005	rr_AnnualReturn2005	1.12%
2006	rr_AnnualReturn2006	3.35%
2007	rr_AnnualReturn2007	6.16%
2008	rr_AnnualReturn2008	1.98%
2009	rr_AnnualReturn2009	9.77%
2010	rr_AnnualReturn2010	5.22%
2011	rr_AnnualReturn2011	7.61%
2012	rr_AnnualReturn2012	3.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.98%)
1-Year	rr_AverageAnnualReturnYear01	3.44%
5-Year	rr_AverageAnnualReturnYear05	5.57%
Since Inception	rr_AverageAnnualReturnSinceInception	4.72%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm Bond Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
After 1 year	rr_ExpenseExampleYear01	81
After 3 years	rr_ExpenseExampleYear03	252
After 5 years	rr_ExpenseExampleYear05	439
After 10 years	rr_ExpenseExampleYear10	978
1-Year	rr_AverageAnnualReturnYear01	3.65%
5-Year	rr_AverageAnnualReturnYear05	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	4.91%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm Bond Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
After 1 year	rr_ExpenseExampleYear01	50
After 3 years	rr_ExpenseExampleYear03	157
After 5 years	rr_ExpenseExampleYear05	274
After 10 years	rr_ExpenseExampleYear10	616
1-Year	rr_AverageAnnualReturnYear01	3.96%
5-Year	rr_AverageAnnualReturnYear05	6.11%
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	4.22%
5-Year	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.37%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004

[1]	9/13/2004 to 12/31/2012

Retirement Class Prospectus | State Farm Money Market Fund
STATE FARM MONEY MARKET FUND (SFIXX) (SFWXX) (SFEXX)
Investment Objective:
The State Farm Money Market Fund (the “Money Market Fund” or the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retirement Class Prospectus State Farm Money Market Fund (USD $)	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none	none
Maximum deferred sales charge (load)	none	none	none
Maximum account fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retirement Class Prospectus State Farm Money Market Fund	R-1	R-2	R-3
Management fees	0.10%	0.10%	0.10%
Distribution [and/or Service] (12b-1 fees) fees	0.40%	0.20%	none
Other Expenses	0.41%	0.41%	0.41%
Acquired Fund Fees & Expenses	none	none	none
Total Annual Fund Operating Expenses	0.91%	0.71%	0.51%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retirement Class Prospectus State Farm Money Market Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
R-1	93	290	504	1,120
R-2	73	227	395	883
R-3	52	164	285	640

Principal Investment Strategies
          Unlike the other Funds, the Money Market Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

          Among the securities that the Money Market Fund may invest in are the following:

  Securities issued or guaranteed by the U.S. Government or its agencies, including Treasury Bills, notes, and securities issued by U.S. government agencies such as the Federal National Mortgage Association.

  Commercial paper issued or guaranteed by U.S. corporations and certain other entities that are rated in the two highest rating categories of a NRSRO.

  Repurchase agreements with certain parties.

  Certain obligations of large (more than $1 billion in total assets) U.S. banks and their subsidiaries (including, certain Canadian affiliates), including, but not limited to, bank notes, commercial paper, and certificates of deposit.

  Other short-term obligations issued by or guaranteed by U.S. corporations, state and municipal governments, or other entities.

  Securities backed by mortgages, consumer loans and other assets.

Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment by maintaining a stable NAV of $1.00 per share, the Fund may not succeed and you may lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

  Management Risk.     The assessment by the Fund’s investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Interest Rate Risk and Call Risk.     The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

  Credit Risk.     The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

  Income Risk.     The risk that the income from the bonds a fund holds will decline in value due to falling interest rates.

  Inflation Risk.     The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

An investment in the Fund may be appropriate for you if you seek stability of principal, an investment for the cash portion of an asset allocation plan or are looking for an investment with a lower degree of risk. The Fund may not be suitable for you if you are seeking an investment that is likely to significantly outpace inflation, are investing for retirement or other longer term goals or are investing for growth or maximum current income.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 1.12%, during the fourth quarter of 2006. Worst quarter: 0.00%, during the fourth quarter of 2012.
The following table shows average annual total return before taxes for the Money Market Fund. The information in the performance tables is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retirement Class Prospectus State Farm Money Market Fund	1-Year	5-Year	Since Inception		Inception Date
Class R-1	none	0.34%	1.53%	[1]	Sep 13, 2004
Class R-2	none	0.38%	1.64%	[1]	Sep 13, 2004
Class R-3	none	0.43%	1.74%	[1]	Sep 13, 2004
[1]	9/13/2004 to 12/31/2012

The Money Market Fund’s current seven-day yield on December 31, 2012 was 0.0000% for R1 shares, 0.0000% for R2 shares, and 0.0062% for R3 shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retirement Class Prospectus | State Farm Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM MONEY MARKET FUND (SFIXX) (SFWXX) (SFEXX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm Money Market Fund (the “Money Market Fund” or the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Unlike the other Funds, the Money Market Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

          Among the securities that the Money Market Fund may invest in are the following:

  Securities issued or guaranteed by the U.S. Government or its agencies, including Treasury Bills, notes, and securities issued by U.S. government agencies such as the Federal National Mortgage Association.

  Commercial paper issued or guaranteed by U.S. corporations and certain other entities that are rated in the two highest rating categories of a NRSRO.

  Repurchase agreements with certain parties.

  Certain obligations of large (more than $1 billion in total assets) U.S. banks and their subsidiaries (including, certain Canadian affiliates), including, but not limited to, bank notes, commercial paper, and certificates of deposit.

  Other short-term obligations issued by or guaranteed by U.S. corporations, state and municipal governments, or other entities.

  Securities backed by mortgages, consumer loans and other assets.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment by maintaining a stable NAV of $1.00 per share, the Fund may not succeed and you may lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

  Management Risk.     The assessment by the Fund’s investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Interest Rate Risk and Call Risk.     The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

  Credit Risk.     The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

  Income Risk.     The risk that the income from the bonds a fund holds will decline in value due to falling interest rates.

  Inflation Risk.     The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

		An investment in the Fund may be appropriate for you if you seek stability of principal, an investment for the cash portion of an asset allocation plan or are looking for an investment with a lower degree of risk. The Fund may not be suitable for you if you are seeking an investment that is likely to significantly outpace inflation, are investing for retirement or other longer term goals or are investing for growth or maximum current income.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment by maintaining a stable NAV of $1.00 per share, the Fund may not succeed and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 1.12%, during the fourth quarter of 2006. Worst quarter: 0.00%, during the fourth quarter of 2012.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows average annual total return before taxes for the Money Market Fund. The information in the performance tables is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Money Market Fund’s current seven-day yield on December 31, 2012 was 0.0000% for R1 shares, 0.0000% for R2 shares, and 0.0062% for R3 shares.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Money Market Fund’s current seven-day yield on December 31, 2012 was 0.0000% for R1 shares, 0.0000% for R2 shares, and 0.0062% for R3 shares.
Retirement Class Prospectus | State Farm Money Market Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
After 1 year	rr_ExpenseExampleYear01	93
After 3 years	rr_ExpenseExampleYear03	290
After 5 years	rr_ExpenseExampleYear05	504
After 10 years	rr_ExpenseExampleYear10	1,120
2005	rr_AnnualReturn2005	2.32%
2006	rr_AnnualReturn2006	4.16%
2007	rr_AnnualReturn2007	4.33%
2008	rr_AnnualReturn2008	1.70%
2009	rr_AnnualReturn2009	0.02%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1-Year	rr_AverageAnnualReturnYear01	none
5-Year	rr_AverageAnnualReturnYear05	0.34%
Since Inception	rr_AverageAnnualReturnSinceInception	1.53%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.00%
Retirement Class Prospectus | State Farm Money Market Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
After 1 year	rr_ExpenseExampleYear01	73
After 3 years	rr_ExpenseExampleYear03	227
After 5 years	rr_ExpenseExampleYear05	395
After 10 years	rr_ExpenseExampleYear10	883
1-Year	rr_AverageAnnualReturnYear01	none
5-Year	rr_AverageAnnualReturnYear05	0.38%
Since Inception	rr_AverageAnnualReturnSinceInception	1.64%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.00%
Retirement Class Prospectus | State Farm Money Market Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
After 1 year	rr_ExpenseExampleYear01	52
After 3 years	rr_ExpenseExampleYear03	164
After 5 years	rr_ExpenseExampleYear05	285
After 10 years	rr_ExpenseExampleYear10	640
1-Year	rr_AverageAnnualReturnYear01	none
5-Year	rr_AverageAnnualReturnYear05	0.43%
Since Inception	rr_AverageAnnualReturnSinceInception	1.74%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%

[1]	9/13/2004 to 12/31/2012

Retirement Class Prospectus | State Farm LifePath Retirement Fund
STATE FARM LIFEPATH RETIREMENT FUND (RLROX) (RLRTX) (RLRHX)
Investment Objective:
The State Farm LifePath Retirement Fund (the “LifePath Retirement Fund” or “Fund”) is managed for investors seeking income and moderate long-term growth of capital.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retirement Class Prospectus State Farm LifePath Retirement Fund (USD $)	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none	none
Maximum deferred sales charge (load)	none	none	none
Maximum account fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retirement Class Prospectus State Farm LifePath Retirement Fund		R-1	R-2	R-3
Management fees		1.01%	1.01%	1.01%
Distribution [and/or Service] (12b-1 fees) fees		0.50%	0.30%	none
Other Expenses		0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses		1.87%	1.67%	1.37%
Less: Fee Waivers		(0.37%)	(0.37%)	(0.37%)
Total Annual Fund Operating Expenses After Fee Waiver	[1][2]	1.50%	1.30%	1.00%
[1]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
[2]	The expense information in the table above has been restated to reflect current fees.

          The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio (“MIP”) independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios. In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retirement Class Prospectus State Farm LifePath Retirement Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
R-1	153	550	972	2,150
R-2	132	488	868	1,935
R-3	102	395	710	1,604

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
          The LifePath Retirement Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

The LifePath Retirement Fund is designed for investors seeking current income and moderate long-term growth of capital. As of March 31, 2013, the LifePath Retirement Fund held approximately 39% of its assets in Underlying Funds that invest primarily in equity securities, 61% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Because the LifePath Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the LifePath Retirement Fund’s risk profile.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.     The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.     To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.     Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.     The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.     Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.     When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.     Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.     Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.     The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.     Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.     Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.     Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk.     Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.     Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.     When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.     Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.     The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.     Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.     Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

          The LifePath Retirement Fund must maintain cash balances to meet redemption requests which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 9.56%, during the third quarter of 2009. Worst quarter: -7.96% during the fourth quarter of 2008.
The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Blended Benchmark. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retirement Class Prospectus State Farm LifePath Retirement Fund	1-Year	5-Year	Since Inception		Inception Date
Class R-1	8.00%	3.66%	4.54%	[1]	Sep 13, 2004
Class R-2	8.14%	3.87%	4.75%	[1]	Sep 13, 2004
Class R-3	8.44%	4.17%	5.05%	[1]	Sep 13, 2004
Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	8.92%	4.64%	5.82%	[1]	Sep 13, 2004
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	5.06%	[1]	Sep 13, 2004
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.37%	[1]	Sep 13, 2004
[1]	9/13/2004 to 12/31/2012

The blended benchmark is a hypothetical representation of the performance of the LifePath Retirement Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath Retirement Fund’s custom benchmark are adjusted quarterly to reflect the LifePath Retirement Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath Retirement Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index and Barclays U.S. TIPS Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retirement Class Prospectus | State Farm LifePath Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM LIFEPATH RETIREMENT FUND (RLROX) (RLRTX) (RLRHX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm LifePath Retirement Fund (the “LifePath Retirement Fund” or “Fund”) is managed for investors seeking income and moderate long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

		BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio (“MIP”) independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios. In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table above has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The LifePath Retirement Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

		The LifePath Retirement Fund is designed for investors seeking current income and moderate long-term growth of capital. As of March 31, 2013, the LifePath Retirement Fund held approximately 39% of its assets in Underlying Funds that invest primarily in equity securities, 61% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Because the LifePath Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the LifePath Retirement Fund’s risk profile.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.     The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.     To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.     Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.     The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.     Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.     When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.     Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.     Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.     The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.     Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.     Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.     Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk.     Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.     Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.     When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.     Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.     The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.     Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.     Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

          The LifePath Retirement Fund must maintain cash balances to meet redemption requests which may lower overall Fund performance.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 9.56%, during the third quarter of 2009. Worst quarter: -7.96% during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Blended Benchmark. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The blended benchmark is a hypothetical representation of the performance of the LifePath Retirement Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath Retirement Fund’s custom benchmark are adjusted quarterly to reflect the LifePath Retirement Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath Retirement Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index and Barclays U.S. TIPS Index.
Retirement Class Prospectus | State Farm LifePath Retirement Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.01%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.50%	[1],[2]
After 1 year	rr_ExpenseExampleYear01	153
After 3 years	rr_ExpenseExampleYear03	550
After 5 years	rr_ExpenseExampleYear05	972
After 10 years	rr_ExpenseExampleYear10	2,150
2005	rr_AnnualReturn2005	3.55%
2006	rr_AnnualReturn2006	7.95%
2007	rr_AnnualReturn2007	3.65%
2008	rr_AnnualReturn2008	(15.68%)
2009	rr_AnnualReturn2009	17.34%
2010	rr_AnnualReturn2010	8.59%
2011	rr_AnnualReturn2011	3.16%
2012	rr_AnnualReturn2012	8.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.96%)
1-Year	rr_AverageAnnualReturnYear01	8.00%
5-Year	rr_AverageAnnualReturnYear05	3.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm LifePath Retirement Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.01%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.30%	[1],[2]
After 1 year	rr_ExpenseExampleYear01	132
After 3 years	rr_ExpenseExampleYear03	488
After 5 years	rr_ExpenseExampleYear05	868
After 10 years	rr_ExpenseExampleYear10	1,935
1-Year	rr_AverageAnnualReturnYear01	8.14%
5-Year	rr_AverageAnnualReturnYear05	3.87%
Since Inception	rr_AverageAnnualReturnSinceInception	4.75%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm LifePath Retirement Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.01%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.00%	[1],[2]
After 1 year	rr_ExpenseExampleYear01	102
After 3 years	rr_ExpenseExampleYear03	395
After 5 years	rr_ExpenseExampleYear05	710
After 10 years	rr_ExpenseExampleYear10	1,604
1-Year	rr_AverageAnnualReturnYear01	8.44%
5-Year	rr_AverageAnnualReturnYear05	4.17%
Since Inception	rr_AverageAnnualReturnSinceInception	5.05%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm LifePath Retirement Fund | Blended Benchmark (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	8.92%
5-Year	rr_AverageAnnualReturnYear05	4.64%
Since Inception	rr_AverageAnnualReturnSinceInception	5.82%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm LifePath Retirement Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.00%
5-Year	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm LifePath Retirement Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	4.22%
5-Year	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.37%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004

[1]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
[2]	The expense information in the table above has been restated to reflect current fees.
[3]	9/13/2004 to 12/31/2012

Retirement Class Prospectus | State Farm LifePath 2020 Fund
STATE FARM LIFEPATH 2020 (RAWOX) (RAWTX) (RAWHX)
Investment Objective:
The State Farm LifePath 2020 Fund (the “LifePath 2020 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retirement Class Prospectus State Farm LifePath 2020 Fund (USD $)	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none	none
Maximum deferred sales charge (load)	none	none	none
Maximum account fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retirement Class Prospectus State Farm LifePath 2020 Fund		R-1	R-2	R-3
Management fees		1.03%	1.03%	1.03%
Distribution [and/or Service] (12b-1 fees) Fees		0.50%	0.30%	none
Other Expenses		0.36%	0.36%	0.36%
Acquired Fund Fees & Expenses		none	none	none
Total Annual Fund Operating Expenses		1.89%	1.69%	1.39%
Less: Fee Waivers		(0.39%)	(0.39%)	(0.39%)
Total Annual Fund Operating Expenses After Fee Waiver	[1][2]	1.50%	1.30%	1.00%
[1]	The expense information in the table has been restated to reflect current fees.
[2]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.

          The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio (“MIP”) independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios. In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retirement Class Prospectus State Farm LifePath 2020 Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
R-1	153	554	981	2,170
R-2	132	493	877	1,955
R-3	102	400	719	1,624

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
          The LifePath 2020 Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds.

Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

The LifePath 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. As of March 31, 2013, the LifePath 2020 Portfolio held approximately 54% of its assets in Underlying Funds that invest primarily in equity securities, 46% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.     The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.     To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.     Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.      The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.      Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.      When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.      Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.      Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

  Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.

  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.      The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.     Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.      Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.      Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk.      Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.      Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.      When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.     Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.     The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.     Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.     Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

          The LifePath 2020 Fund must maintain cash balances to meet redemption requests, which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 13.56%, during the second quarter of 2009. Worst quarter: -14.39%, during the fourth quarter of 2008.
The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Blended Benchmark. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance (before and after taxes) doesn’t necessarily indicate how it will perform in the future.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retirement Class Prospectus State Farm LifePath 2020 Fund	1-Year	5-Year	Since Inception		Inception Date
Class R-1	10.16%	1.98%	4.49%	[1]	Sep 13, 2004
Class R-2	10.43%	2.19%	4.68%	[1]	Sep 13, 2004
Class R-3	10.77%	2.50%	4.95%	[1]	Sep 13, 2004
Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	11.31%	3.17%	5.85%	[1]	Sep 13, 2004
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	5.06%	[1]	Sep 13, 2004
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.37%	[1]	Sep 13, 2004
[1]	9/13/2004 to 12/31/2012

The blended benchmark is a hypothetical representation of the performance of the LifePath 2020 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2020 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2020 Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath 2020 Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index and Barclays U.S. TIPS Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retirement Class Prospectus | State Farm LifePath 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM LIFEPATH 2020 (RAWOX) (RAWTX) (RAWHX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm LifePath 2020 Fund (the “LifePath 2020 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

		BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio (“MIP”) independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios. In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The LifePath 2020 Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds.

Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

		The LifePath 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. As of March 31, 2013, the LifePath 2020 Portfolio held approximately 54% of its assets in Underlying Funds that invest primarily in equity securities, 46% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.     The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.     To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.     Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.      The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.      Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.      When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.      Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.      Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

  Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.

  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.      The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.     Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.      Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.      Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk.      Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.      Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.      When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.     Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.     The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.     Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.     Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

          The LifePath 2020 Fund must maintain cash balances to meet redemption requests, which may lower overall Fund performance.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 13.56%, during the second quarter of 2009. Worst quarter: -14.39%, during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Blended Benchmark. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance (before and after taxes) doesn’t necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The blended benchmark is a hypothetical representation of the performance of the LifePath 2020 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2020 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2020 Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath 2020 Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index and Barclays U.S. TIPS Index.
Retirement Class Prospectus | State Farm LifePath 2020 Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.03%
Distribution [and/or Service] (12b-1 fees) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.50%	[1],[2]
After 1 year	rr_ExpenseExampleYear01	153
After 3 years	rr_ExpenseExampleYear03	554
After 5 years	rr_ExpenseExampleYear05	981
After 10 years	rr_ExpenseExampleYear10	2,170
2005	rr_AnnualReturn2005	5.71%
2006	rr_AnnualReturn2006	12.52%
2007	rr_AnnualReturn2007	2.55%
2008	rr_AnnualReturn2008	(25.98%)
2009	rr_AnnualReturn2009	21.90%
2010	rr_AnnualReturn2010	10.10%
2011	rr_AnnualReturn2011	0.77%
2012	rr_AnnualReturn2012	10.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.39%)
1-Year	rr_AverageAnnualReturnYear01	10.16%
5-Year	rr_AverageAnnualReturnYear05	1.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm LifePath 2020 Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.03%
Distribution [and/or Service] (12b-1 fees) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.30%	[1],[2]
After 1 year	rr_ExpenseExampleYear01	132
After 3 years	rr_ExpenseExampleYear03	493
After 5 years	rr_ExpenseExampleYear05	877
After 10 years	rr_ExpenseExampleYear10	1,955
1-Year	rr_AverageAnnualReturnYear01	10.43%
5-Year	rr_AverageAnnualReturnYear05	2.19%
Since Inception	rr_AverageAnnualReturnSinceInception	4.68%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm LifePath 2020 Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.03%
Distribution [and/or Service] (12b-1 fees) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.00%	[1],[2]
After 1 year	rr_ExpenseExampleYear01	102
After 3 years	rr_ExpenseExampleYear03	400
After 5 years	rr_ExpenseExampleYear05	719
After 10 years	rr_ExpenseExampleYear10	1,624
1-Year	rr_AverageAnnualReturnYear01	10.77%
5-Year	rr_AverageAnnualReturnYear05	2.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.95%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm LifePath 2020 Fund | Blended Benchmark (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	11.31%
5-Year	rr_AverageAnnualReturnYear05	3.17%
Since Inception	rr_AverageAnnualReturnSinceInception	5.85%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm LifePath 2020 Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.00%
5-Year	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm LifePath 2020 Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	4.22%
5-Year	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.37%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004

[1]	The expense information in the table has been restated to reflect current fees.
[2]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
[3]	9/13/2004 to 12/31/2012

Retirement Class Prospectus | State Farm LifePath 2030 Fund
STATE FARM LIFEPATH 2030 (RAYOX) (RAYTX) (RAYHX)
Investment Objective:
The State Farm LifePath 2030 Fund (the “LifePath 2030 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retirement Class Prospectus State Farm LifePath 2030 Fund (USD $)	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none	none
Maximum deferred sales charge (load)	none	none	none
Maximum account fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retirement Class Prospectus State Farm LifePath 2030 Fund		R-1	R-2	R-3
Management fees		1.05%	1.05%	1.05%
Distribution [and/or Service] (12b-1 fees) fees		0.50%	0.30%	none
Other Expenses		0.36%	0.36%	0.36%
Acquired Fund Fees & Expenses		none	none	none
Total Annual Fund Operating Expenses		1.91%	1.71%	1.41%
Less: Fee Waivers		(0.40%)	(0.40%)	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver	[1][2]	1.51%	1.31%	1.01%
[1]	The expense information in the table above has been restated to reflect current fees.
[2]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.

          The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio (“MIP”) independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios. In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retirement Class Prospectus State Farm LifePath 2030 Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
R-1	154	561	995	2,200
R-2	133	500	891	1,986
R-3	103	407	733	1,656

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
          The LifePath 2030 Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds.

Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

The LifePath 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. As of March 31, 2013, the LifePath 2030 Portfolio held approximately 70% of its assets in Underlying Funds that invest primarily in equity securities, 30% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.     The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.     To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.     Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.      The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.      Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.      When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.      Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.      Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

  Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.

  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.      The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.     Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.      Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.      Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk.      Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.      Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.      When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.     Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.     The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.     Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.     Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

          The LifePath 2030 Fund must maintain cash balances to meet redemption requests, which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 16.38%, during the second quarter of 2009. Worst quarter: -18.08% during the fourth quarter of 2008.
The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Blended Benchmark. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance (before and after taxes) doesn’t necessarily indicate how it will perform in the future.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retirement Class Prospectus State Farm LifePath 2030 Fund	1-Year	5-Year	Since Inception		Inception Date
Class R-1	12.32%	1.01%	4.30%	[1]	Sep 13, 2004
Class R-2	12.45%	1.20%	4.50%	[1]	Sep 13, 2004
Class R-3	12.85%	1.56%	4.82%	[1]	Sep 13, 2004
Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	13.51%	2.37%	5.78%	[1]	Sep 13, 2004
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	5.06%	[1]	Sep 13, 2004
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.37%	[1]	Sep 13, 2004
[1]	9/13/2004 to 12/31/2012

The blended benchmark is a hypothetical representation of the performance of the LifePath 2030 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2030 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2030 Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath 2030 Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index and Barclays U.S. TIPS Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retirement Class Prospectus | State Farm LifePath 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM LIFEPATH 2030 (RAYOX) (RAYTX) (RAYHX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm LifePath 2030 Fund (the “LifePath 2030 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

		BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio (“MIP”) independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios. In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table above has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The LifePath 2030 Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds.

Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

		The LifePath 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. As of March 31, 2013, the LifePath 2030 Portfolio held approximately 70% of its assets in Underlying Funds that invest primarily in equity securities, 30% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.     The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.     To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.     Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.      The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.      Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.      When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.      Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.      Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

  Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.

  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.      The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.     Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.      Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.      Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk.      Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.      Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.      When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.     Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.     The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.     Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.     Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

          The LifePath 2030 Fund must maintain cash balances to meet redemption requests, which may lower overall Fund performance.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 16.38%, during the second quarter of 2009. Worst quarter: -18.08% during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Blended Benchmark. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance (before and after taxes) doesn’t necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The blended benchmark is a hypothetical representation of the performance of the LifePath 2030 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2030 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2030 Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath 2030 Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index and Barclays U.S. TIPS Index.
Retirement Class Prospectus | State Farm LifePath 2030 Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.05%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.51%	[1],[2]
After 1 year	rr_ExpenseExampleYear01	154
After 3 years	rr_ExpenseExampleYear03	561
After 5 years	rr_ExpenseExampleYear05	995
After 10 years	rr_ExpenseExampleYear10	2,200
2005	rr_AnnualReturn2005	6.81%
2006	rr_AnnualReturn2006	14.31%
2007	rr_AnnualReturn2007	1.90%
2008	rr_AnnualReturn2008	(31.55%)
2009	rr_AnnualReturn2009	24.77%
2010	rr_AnnualReturn2010	11.09%
2011	rr_AnnualReturn2011	(1.32%)
2012	rr_AnnualReturn2012	12.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.08%)
1-Year	rr_AverageAnnualReturnYear01	12.32%
5-Year	rr_AverageAnnualReturnYear05	1.01%
Since Inception	rr_AverageAnnualReturnSinceInception	4.30%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm LifePath 2030 Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.05%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.31%	[1],[2]
After 1 year	rr_ExpenseExampleYear01	133
After 3 years	rr_ExpenseExampleYear03	500
After 5 years	rr_ExpenseExampleYear05	891
After 10 years	rr_ExpenseExampleYear10	1,986
1-Year	rr_AverageAnnualReturnYear01	12.45%
5-Year	rr_AverageAnnualReturnYear05	1.20%
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm LifePath 2030 Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.05%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.01%	[1],[2]
After 1 year	rr_ExpenseExampleYear01	103
After 3 years	rr_ExpenseExampleYear03	407
After 5 years	rr_ExpenseExampleYear05	733
After 10 years	rr_ExpenseExampleYear10	1,656
1-Year	rr_AverageAnnualReturnYear01	12.85%
5-Year	rr_AverageAnnualReturnYear05	1.56%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm LifePath 2030 Fund | Blended Benchmark (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	13.51%
5-Year	rr_AverageAnnualReturnYear05	2.37%
Since Inception	rr_AverageAnnualReturnSinceInception	5.78%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm LifePath 2030 Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.00%
5-Year	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm LifePath 2030 Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	4.22%
5-Year	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.37%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004

[1]	The expense information in the table above has been restated to reflect current fees.
[2]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
[3]	9/13/2004 to 12/31/2012

Retirement Class Prospectus | State Farm LifePath 2040 Fund
STATE FARM LIFEPATH 2040 (RAUOX) (RAUTX) (RAUHX)
Investment Objective:
The State Farm LifePath 2040 Fund (the “LifePath 2040 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retirement Class Prospectus State Farm LifePath 2040 Fund (USD $)	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none	none
Maximum deferred sales charge (load)	none	none	none
Maximum account fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retirement Class Prospectus State Farm LifePath 2040 Fund		R-1	R-2	R-3
Management fees		1.07%	1.07%	1.07%
Distribution [and/or Service] (12b-1 fees) fees		0.50%	0.30%	none
Other Expenses		0.38%	0.38%	0.38%
Acquired Fund Fees & Expenses		none	none	none
Total Annual Fund Operating Expenses		1.95%	1.75%	1.45%
Less: Fee Waiver		(0.43%)	(0.43%)	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver	[1][2]	1.52%	1.32%	1.02%
[1]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
[2]	The expense information in the table above has been restated to reflect current fees.

          The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio (“MIP”) independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios. In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retirement Class Prospectus State Farm LifePath 2040 Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
R-1	155	569	1,008	2,230
R-2	134	507	904	2,017
R-3	104	414	747	1,688

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
          The LifePath 2040 Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds.

Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

The LifePath 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. As of March 31, 2013, the LifePath 2040 Portfolio held approximately 82% of its assets in Underlying Funds that invest primarily in equity securities, 18% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.     The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.     To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.     Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.      The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.      Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.      When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.      Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.      Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

  Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.

  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.      The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.     Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.      Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.      Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk.      Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.      Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.      When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.     Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.     The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.     Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.     Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

          The LifePath 2040 Fund must maintain cash balances to meet redemption requests, which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 18.75%, during the second quarter of 2009. Worst quarter: -20.92%, during the fourth quarter of 2008.
The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Blended Benchmark. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance (before and after taxes) doesn’t necessarily indicate how it will perform in the future.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retirement Class Prospectus State Farm LifePath 2040 Fund	1-Year	5-Year	Since Inception		Inception Date
Class R-1	13.92%	0.10%	4.02%	[1]	Sep 13, 2004
Class R-2	14.15%	0.33%	4.25%	[1]	Sep 13, 2004
Class R-3	14.50%	0.85%	4.69%	[1]	Sep 13, 2004
Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	15.28%	1.63%	5.63%	[1]	Sep 13, 2004
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	5.06%	[1]	Sep 13, 2004
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.37%	[1]	Sep 13, 2004
[1]	9/13/2004 to 12/31/2012

The blended benchmark is a hypothetical representation of the performance of the LifePath 2040 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2040 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2040 Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath 2040 Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index and Barclays U.S. TIPS Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retirement Class Prospectus | State Farm LifePath 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM LIFEPATH 2040 (RAUOX) (RAUTX) (RAUHX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm LifePath 2040 Fund (the “LifePath 2040 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

		BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio (“MIP”) independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios. In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table above has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The LifePath 2040 Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds.

Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

		The LifePath 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. As of March 31, 2013, the LifePath 2040 Portfolio held approximately 82% of its assets in Underlying Funds that invest primarily in equity securities, 18% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.     The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.     To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.     Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.      The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.      Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.      When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.      Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.      Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

  Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.

  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.      The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.     Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.      Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.      Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk.      Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.      Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.      When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.     Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.     The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.     Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.     Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

          The LifePath 2040 Fund must maintain cash balances to meet redemption requests, which may lower overall Fund performance.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 18.75%, during the second quarter of 2009. Worst quarter: -20.92%, during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Blended Benchmark. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance (before and after taxes) doesn’t necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The blended benchmark is a hypothetical representation of the performance of the LifePath 2040 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2040 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2040 Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath 2040 Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index and Barclays U.S. TIPS Index.
Retirement Class Prospectus | State Farm LifePath 2040 Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.07%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.52%	[1],[2]
After 1 year	rr_ExpenseExampleYear01	155
After 3 years	rr_ExpenseExampleYear03	569
After 5 years	rr_ExpenseExampleYear05	1,008
After 10 years	rr_ExpenseExampleYear10	2,230
2005	rr_AnnualReturn2005	7.43%
2006	rr_AnnualReturn2006	16.05%
2007	rr_AnnualReturn2007	1.28%
2008	rr_AnnualReturn2008	(35.88%)
2009	rr_AnnualReturn2009	26.90%
2010	rr_AnnualReturn2010	11.89%
2011	rr_AnnualReturn2011	(3.08%)
2012	rr_AnnualReturn2012	13.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.92%)
1-Year	rr_AverageAnnualReturnYear01	13.92%
5-Year	rr_AverageAnnualReturnYear05	0.10%
Since Inception	rr_AverageAnnualReturnSinceInception	4.02%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm LifePath 2040 Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.07%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.32%	[1],[2]
After 1 year	rr_ExpenseExampleYear01	134
After 3 years	rr_ExpenseExampleYear03	507
After 5 years	rr_ExpenseExampleYear05	904
After 10 years	rr_ExpenseExampleYear10	2,017
1-Year	rr_AverageAnnualReturnYear01	14.15%
5-Year	rr_AverageAnnualReturnYear05	0.33%
Since Inception	rr_AverageAnnualReturnSinceInception	4.25%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm LifePath 2040 Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.07%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.02%	[1],[2]
After 1 year	rr_ExpenseExampleYear01	104
After 3 years	rr_ExpenseExampleYear03	414
After 5 years	rr_ExpenseExampleYear05	747
After 10 years	rr_ExpenseExampleYear10	1,688
1-Year	rr_AverageAnnualReturnYear01	14.50%
5-Year	rr_AverageAnnualReturnYear05	0.85%
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm LifePath 2040 Fund | Blended Benchmark (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	15.28%
5-Year	rr_AverageAnnualReturnYear05	1.63%
Since Inception	rr_AverageAnnualReturnSinceInception	5.63%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm LifePath 2040 Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.00%
5-Year	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004
Retirement Class Prospectus | State Farm LifePath 2040 Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	4.22%
5-Year	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.37%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2004

[1]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
[2]	The expense information in the table above has been restated to reflect current fees.
[3]	9/13/2004 to 12/31/2012

Retirement Class Prospectus | State Farm LifePath 2050 Fund
STATE FARM LIFEPATH 2050 (RAVRX) (RAVSX)
Investment Objective:
The State Farm LifePath 2050 Fund (the “LifePath 2050 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retirement Class Prospectus State Farm LifePath 2050 Fund (USD $)	R-1	R-2
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none
Maximum deferred sales charge (load)	none	none
Maximum account fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retirement Class Prospectus State Farm LifePath 2050 Fund		R-1	R-2
Management fees		1.09%	1.09%
Distribution [and/or Service] (12b-1 fees) fees		0.50%	0.30%
Other Expenses		0.49%	0.49%
Total Annual Fund Operating Expenses		2.08%	1.88%
Less: Fee Waivers		(0.51%)	(0.51%)
Total Annual Fund Operating Expenses After Fee Waiver	[1][2]	1.57%	1.37%
[1]	The expense information in the table above has been restated to reflect current fees.
[2]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.

          The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio (“MIP”) independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios. In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retirement Class Prospectus State Farm LifePath 2050 Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
R-1	160	598	1,063	2,351
R-2	139	537	960	2,140
R-3

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
          The LifePath 2050 Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

The LifePath 2050 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. As of March 31, 2013, the LifePath 2050 Portfolio held approximately 93% of its assets in Underlying Funds that invest primarily in equity securities, 7% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.     The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.     To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.     Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.      The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.      Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.      When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.      Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.      Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

  Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.

  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.      The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.     Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.      Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.      Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk.      Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.      Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.      When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.     Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.     The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.     Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.     Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

          The LifePath 2050 Fund must maintain cash balances to meet redemption requests, which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 20.73%, during the second quarter of 2009. Worst quarter: -16.98%, during the third quarter of 2011.
The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return (before and after taxes) for the periods listed to the Blended Benchmark. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance (before and after taxes) doesn’t necessarily indicate how it will perform in the future.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retirement Class Prospectus State Farm LifePath 2050 Fund	1-Year	Since Inception		Inception Date
Class R-1	15.29%	2.93%	[1]	Jul 14, 2008
Class R-2	15.37%	3.13%	[1]	Jul 14, 2008
Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	16.83%	4.78%	[1]	Jul 14, 2008
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	5.75%	[1]	Jul 14, 2008
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.22%	6.27%	[1]	Jul 14, 2008
[1]	07/14/2008 to 12/31/2012

The blended benchmark is a hypothetical representation of the performance of the LifePath 2050 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2050 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2050 Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath 2050 Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, Dow Jones-UBS Commodity Index and the FTSE EPRA/NAREIT Developed Real Estate Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Retirement Class Prospectus | State Farm LifePath 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM LIFEPATH 2050 (RAVRX) (RAVSX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm LifePath 2050 Fund (the “LifePath 2050 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

		BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio (“MIP”) independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios. In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table above has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The LifePath 2050 Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

		The LifePath 2050 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. As of March 31, 2013, the LifePath 2050 Portfolio held approximately 93% of its assets in Underlying Funds that invest primarily in equity securities, 7% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.     The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.     To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.     Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.      The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.      Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.      When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.      Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.      Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

  Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.

  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.      The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.     Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.      Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.      Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk.      Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.      Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.      When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.     Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.     The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.     Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.     Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

          The LifePath 2050 Fund must maintain cash balances to meet redemption requests, which may lower overall Fund performance.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 20.73%, during the second quarter of 2009. Worst quarter: -16.98%, during the third quarter of 2011.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return (before and after taxes) for the periods listed to the Blended Benchmark. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance (before and after taxes) doesn’t necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The blended benchmark is a hypothetical representation of the performance of the LifePath 2050 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2050 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2050 Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath 2050 Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, Dow Jones-UBS Commodity Index and the FTSE EPRA/NAREIT Developed Real Estate Index.
Retirement Class Prospectus | State Farm LifePath 2050 Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.09%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.57%	[1],[2]
After 1 year	rr_ExpenseExampleYear01	160
After 3 years	rr_ExpenseExampleYear03	598
After 5 years	rr_ExpenseExampleYear05	1,063
After 10 years	rr_ExpenseExampleYear10	2,351
2009	rr_AnnualReturn2009	29.76%
2010	rr_AnnualReturn2010	12.69%
2011	rr_AnnualReturn2011	(4.61%)
2012	rr_AnnualReturn2012	15.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.98%)
1-Year	rr_AverageAnnualReturnYear01	15.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Retirement Class Prospectus | State Farm LifePath 2050 Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.09%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.37%	[1],[2]
After 1 year	rr_ExpenseExampleYear01	139
After 3 years	rr_ExpenseExampleYear03	537
After 5 years	rr_ExpenseExampleYear05	960
After 10 years	rr_ExpenseExampleYear10	2,140
1-Year	rr_AverageAnnualReturnYear01	15.37%
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Retirement Class Prospectus | State Farm LifePath 2050 Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
After 1 year	rr_ExpenseExampleYear01
After 3 years	rr_ExpenseExampleYear03
After 5 years	rr_ExpenseExampleYear05
After 10 years	rr_ExpenseExampleYear10
Retirement Class Prospectus | State Farm LifePath 2050 Fund | Blended Benchmark (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.83%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Retirement Class Prospectus | State Farm LifePath 2050 Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Retirement Class Prospectus | State Farm LifePath 2050 Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	6.27%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008

[1]	The expense information in the table above has been restated to reflect current fees.
[2]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
[3]	07/14/2008 to 12/31/2012

Institutional Class Prospectus | State Farm Equity Fund
STATE FARM EQUITY FUND (SLEIX)
Investment Objective:
The State Farm Equity Fund (the “Fund” or the “Equity Fund”) seeks long term growth of capital.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Institutional Class Prospectus State Farm Equity Fund Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		none
Maximum deferred sales charge (load)		none
Maximum account fee	[1]	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Class Prospectus State Farm Equity Fund Institutional
Management fees	0.60%
Distribution [and/or Service] (12b-1 fees) fees	none
Other Expenses	0.33%
Acquired Fund Fees & Expenses	none
Total Annual Fund Operating Expenses	0.93%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Institutional Class Prospectus State Farm Equity Fund Institutional	95	296	515	1,143

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Principal Investment Strategies
          Two different investment sub-advisers, Bridgeway Capital Management, Inc. ("Bridgeway") and Westwood Management Corp. ("Westwood"), select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund's portfolio. State Farm Investment Management Corp. (the "Manager" or "SFIMC") monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund's portfolio are discussed separately below.

Bridgeway
          Bridgeway primarily invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway defines "large stocks" as those whose market capitalization (stock market worth) falls within the range of the Russell 1000 Index, an unmanaged, market value weighted index, which measures performance of approximately 1,000 of the largest companies in the U.S. market with dividends reinvested. The Russell 1000 Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Growth stocks are those that Bridgeway believes have above average prospects for economic growth. Bridgeway selects stocks within the large-cap growth category for the Equity Fund using a statistically driven approach. At least 80% of Bridgeway's portion of the Equity Fund's net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap growth category at the time of purchase.

Westwood
          Under normal market conditions, Westwood invests at least 80% of its portion of the Equity Fund (which includes, for purposes of this test, the amount of any borrowings for investment purposes) primarily in common stocks of large capitalization companies, including foreign companies. Westwood may invest its portion of the Equity Fund in securities of companies economically tied to emerging markets. Westwood invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Westwood defines large capitalization companies as those companies with market capitalizations greater than $5 billion at the time of purchase, while seasoned companies generally have been operating for at least three years.

          In selecting securities, Westwood maintains a list of approved securities of issuers which it believes have proven records and potential for above-average earnings growth. Westwood considers purchasing a security on such list if Westwood's forecast for growth rates and earnings for that issuer exceeds Wall Street expectations. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt to equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood has disciplines in place that serve as sell signals, such as a security reaching a pre-determined price target, and/or a fundamental change that negatively impacts the outlook and original investment thesis. The investment team will also review a stock if the price of the stock declines 15% or more in the first 45 days held. The risk characteristics of Westwood's portion of the Equity Fund, such as beta (a measure of volatility), are generally expected to be less than those of the S&P 500 Index, the Fund's benchmark.

Both Bridgeway and Westwood may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Equity Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.      Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.     Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.     The assessment by the Fund's investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 13.13%, during the first quarter of 2012. Worst quarter: -24.05% during the fourth quarter of 2008.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Institutional Class Prospectus State Farm Equity Fund	1-Year	5-Year	10-Year
Institutional	16.28%	(1.44%)	3.79%
Institutional Return After Taxes on Distributions	16.07%	(1.64%)	3.22%
Institutional Return After Taxes on Distributions and Sale of Fund Shares	10.87%	(1.26%)	3.24%
S&P 500 Index (reflects no deduction for fees, expenses, and taxes)	16.00%	1.66%	7.10%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Institutional Class Prospectus | State Farm Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM EQUITY FUND (SLEIX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm Equity Fund (the “Fund” or the “Equity Fund”) seeks long term growth of capital.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Two different investment sub-advisers, Bridgeway Capital Management, Inc. ("Bridgeway") and Westwood Management Corp. ("Westwood"), select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund's portfolio. State Farm Investment Management Corp. (the "Manager" or "SFIMC") monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund's portfolio are discussed separately below.

Bridgeway
          Bridgeway primarily invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway defines "large stocks" as those whose market capitalization (stock market worth) falls within the range of the Russell 1000 Index, an unmanaged, market value weighted index, which measures performance of approximately 1,000 of the largest companies in the U.S. market with dividends reinvested. The Russell 1000 Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Growth stocks are those that Bridgeway believes have above average prospects for economic growth. Bridgeway selects stocks within the large-cap growth category for the Equity Fund using a statistically driven approach. At least 80% of Bridgeway's portion of the Equity Fund's net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap growth category at the time of purchase.

Westwood
          Under normal market conditions, Westwood invests at least 80% of its portion of the Equity Fund (which includes, for purposes of this test, the amount of any borrowings for investment purposes) primarily in common stocks of large capitalization companies, including foreign companies. Westwood may invest its portion of the Equity Fund in securities of companies economically tied to emerging markets. Westwood invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Westwood defines large capitalization companies as those companies with market capitalizations greater than $5 billion at the time of purchase, while seasoned companies generally have been operating for at least three years.

          In selecting securities, Westwood maintains a list of approved securities of issuers which it believes have proven records and potential for above-average earnings growth. Westwood considers purchasing a security on such list if Westwood's forecast for growth rates and earnings for that issuer exceeds Wall Street expectations. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt to equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood has disciplines in place that serve as sell signals, such as a security reaching a pre-determined price target, and/or a fundamental change that negatively impacts the outlook and original investment thesis. The investment team will also review a stock if the price of the stock declines 15% or more in the first 45 days held. The risk characteristics of Westwood's portion of the Equity Fund, such as beta (a measure of volatility), are generally expected to be less than those of the S&P 500 Index, the Fund's benchmark.

		Both Bridgeway and Westwood may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Equity Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.      Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.     Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.     The assessment by the Fund's investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Equity Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 13.13%, during the first quarter of 2012. Worst quarter: -24.05% during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Institutional Class Prospectus | State Farm Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none [1]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
After 1 Year	rr_ExpenseExampleYear01	95
After 3 Years	rr_ExpenseExampleYear03	296
After 5 Years	rr_ExpenseExampleYear05	515
After 10 Years	rr_ExpenseExampleYear10	1,143
2003	rr_AnnualReturn2003	23.52%
2004	rr_AnnualReturn2004	8.34%
2005	rr_AnnualReturn2005	7.15%
2006	rr_AnnualReturn2006	16.20%
2007	rr_AnnualReturn2007	(6.36%)
2008	rr_AnnualReturn2008	(41.28%)
2009	rr_AnnualReturn2009	20.93%
2010	rr_AnnualReturn2010	13.26%
2011	rr_AnnualReturn2011	(0.57%)
2012	rr_AnnualReturn2012	16.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.05%)
1-Year	rr_AverageAnnualReturnYear01	16.28%
5-Year	rr_AverageAnnualReturnYear05	(1.44%)
10-Year	rr_AverageAnnualReturnYear10	3.79%
Institutional Class Prospectus | State Farm Equity Fund | Return After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.07%
5-Year	rr_AverageAnnualReturnYear05	(1.64%)
10-Year	rr_AverageAnnualReturnYear10	3.22%
Institutional Class Prospectus | State Farm Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	10.87%
5-Year	rr_AverageAnnualReturnYear05	(1.26%)
10-Year	rr_AverageAnnualReturnYear10	3.24%
Institutional Class Prospectus | State Farm Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses, and taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.00%
5-Year	rr_AverageAnnualReturnYear05	1.66%
10-Year	rr_AverageAnnualReturnYear10	7.10%

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Institutional Class Prospectus | State Farm Small Mid Cap Equity Fund
STATE FARM SMALL/MID CAP EQUITY FUND (SFEIX)
Investment Objective:
The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund” or the “Fund”) seeks long-term growth of capital.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Institutional Class Prospectus State Farm Small Mid Cap Equity Fund Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		none
Maximum deferred sales charge (load)		none
Maximum account fee	[1]	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Class Prospectus State Farm Small Mid Cap Equity Fund Institutional
Management fees	0.80%
Distribution [and/or Service] (12b-1 fees) Fees	none
Other Expenses	0.37%
Acquired Fund Fees & Expenses	0.02%
Total Annual Fund Operating Expenses	1.19%
Less: Fee Waiver	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.17%

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Institutional Class Prospectus State Farm Small Mid Cap Equity Fund Institutional	119	376	652	1,441

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
Principal Investment Strategies
          Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Rainier Investment Management, Inc. (“Rainier”), select investments for the Small/Mid Cap Equity Fund. Bridgeway and Rainier each manage approximately one-half of the Small/Mid Cap Equity Fund’s portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund’s portfolio are discussed separately below.

Bridgeway
           Bridgeway primarily invests its segment of the Fund in a diversified portfolio of small and mid-capitalization stocks. Bridgeway defines “small stocks” as those whose market capitalization (stock market value) falls within the range of the Russell 2000 Index, an unmanaged, market value weighted index, which measures performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the U.S. market with dividends reinvested. The Russell 2000 Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Bridgeway selects stocks using a statistically driven approach.

           Bridgeway invests in small and mid-capitalization stocks in the “value” category, which it defines as those stocks that Bridgeway believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Under normal market conditions, at least 80% of Bridgeway’s portion of the Fund’s net assets (plus borrowings for investment purposes) is invested in stocks from among those in the small cap value category at the time of purchase. However, Bridgeway will not necessarily sell a stock if it “migrates” to a different category after purchase.

           Bridgeway may invest up to 10% of its segment of the Fund’s portfolio in primarily common stocks of foreign companies.

          Bridgeway may sell individual securities for several reasons including: the investment purpose for purchasing the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Rainier
          Rainier invests its segment of the Fund primarily (at least 80%) in the common stock of mid-capitalization companies traded in the U.S. with prospects of strong earnings growth and attractive overall business fundamentals, selling at reasonable valuations. Rainier considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index, an index that includes the smallest 800 securities in the Russell 1000® Index.

           The portfolio managed by Rainier will invest in a blend of stocks with both growth and value characteristics. In selecting common stocks for purchase by the Small/Mid Cap Equity Fund, Rainier emphasizes companies that it believes are likely to demonstrate superior business growth relative to their peers and whose equities are selling at attractive relative valuations.

           Rainier may invest up to 20% of its segment of the Fund’s assets in primarily common stocks and depositary receipts of foreign companies.

Rainier considers the sale of specific common stock when fundamentals deteriorate; when a stock reaches or surpasses its price target; or when better opportunities are perceived in alternative stocks.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.      Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.      Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.      The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Smaller Company Size Risk.      The securities of smaller capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 22.86%, during the second quarter of 2003. Worst quarter: -29.64% during the fourth quarter of 2008.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Institutional Class Prospectus State Farm Small Mid Cap Equity Fund	1-Year	5-Year	10-Year
Institutional	16.98%	(0.35%)	7.10%
Institutional Return After Taxes on Distributions	16.98%	(0.38%)	6.54%
Institutional Return After Taxes on Distributions and Sale of Fund Shares	11.04%	(0.31%)	6.09%
Russell 2500 Index (reflects no deduction for fees, expenses, and taxes)	17.88%	4.34%	10.49%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Institutional Class Prospectus | State Farm Small Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM SMALL/MID CAP EQUITY FUND (SFEIX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund” or the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Rainier Investment Management, Inc. (“Rainier”), select investments for the Small/Mid Cap Equity Fund. Bridgeway and Rainier each manage approximately one-half of the Small/Mid Cap Equity Fund’s portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund’s portfolio are discussed separately below.

Bridgeway
           Bridgeway primarily invests its segment of the Fund in a diversified portfolio of small and mid-capitalization stocks. Bridgeway defines “small stocks” as those whose market capitalization (stock market value) falls within the range of the Russell 2000 Index, an unmanaged, market value weighted index, which measures performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the U.S. market with dividends reinvested. The Russell 2000 Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Bridgeway selects stocks using a statistically driven approach.

           Bridgeway invests in small and mid-capitalization stocks in the “value” category, which it defines as those stocks that Bridgeway believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Under normal market conditions, at least 80% of Bridgeway’s portion of the Fund’s net assets (plus borrowings for investment purposes) is invested in stocks from among those in the small cap value category at the time of purchase. However, Bridgeway will not necessarily sell a stock if it “migrates” to a different category after purchase.

           Bridgeway may invest up to 10% of its segment of the Fund’s portfolio in primarily common stocks of foreign companies.

          Bridgeway may sell individual securities for several reasons including: the investment purpose for purchasing the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Rainier
          Rainier invests its segment of the Fund primarily (at least 80%) in the common stock of mid-capitalization companies traded in the U.S. with prospects of strong earnings growth and attractive overall business fundamentals, selling at reasonable valuations. Rainier considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index, an index that includes the smallest 800 securities in the Russell 1000® Index.

           The portfolio managed by Rainier will invest in a blend of stocks with both growth and value characteristics. In selecting common stocks for purchase by the Small/Mid Cap Equity Fund, Rainier emphasizes companies that it believes are likely to demonstrate superior business growth relative to their peers and whose equities are selling at attractive relative valuations.

           Rainier may invest up to 20% of its segment of the Fund’s assets in primarily common stocks and depositary receipts of foreign companies.

		Rainier considers the sale of specific common stock when fundamentals deteriorate; when a stock reaches or surpasses its price target; or when better opportunities are perceived in alternative stocks.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.      Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.      Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.      The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Smaller Company Size Risk.      The securities of smaller capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 22.86%, during the second quarter of 2003. Worst quarter: -29.64% during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Institutional Class Prospectus | State Farm Small Mid Cap Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none [1]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution [and/or Service] (12b-1 fees) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.17%
After 1 Year	rr_ExpenseExampleYear01	119
After 3 Years	rr_ExpenseExampleYear03	376
After 5 Years	rr_ExpenseExampleYear05	652
After 10 Years	rr_ExpenseExampleYear10	1,441
2003	rr_AnnualReturn2003	40.23%
2004	rr_AnnualReturn2004	6.57%
2005	rr_AnnualReturn2005	1.83%
2006	rr_AnnualReturn2006	14.84%
2007	rr_AnnualReturn2007	15.62%
2008	rr_AnnualReturn2008	(45.80%)
2009	rr_AnnualReturn2009	29.37%
2010	rr_AnnualReturn2010	22.70%
2011	rr_AnnualReturn2011	(2.35%)
2012	rr_AnnualReturn2012	16.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.64%)
1-Year	rr_AverageAnnualReturnYear01	16.98%
5-Year	rr_AverageAnnualReturnYear05	(0.35%)
10-Year	rr_AverageAnnualReturnYear10	7.10%
Institutional Class Prospectus | State Farm Small Mid Cap Equity Fund | Return After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.98%
5-Year	rr_AverageAnnualReturnYear05	(0.38%)
10-Year	rr_AverageAnnualReturnYear10	6.54%
Institutional Class Prospectus | State Farm Small Mid Cap Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	11.04%
5-Year	rr_AverageAnnualReturnYear05	(0.31%)
10-Year	rr_AverageAnnualReturnYear10	6.09%
Institutional Class Prospectus | State Farm Small Mid Cap Equity Fund | Russell 2500 Index (reflects no deduction for fees, expenses, and taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	17.88%
5-Year	rr_AverageAnnualReturnYear05	4.34%
10-Year	rr_AverageAnnualReturnYear10	10.49%

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Institutional Class Prospectus | State Farm International Equity Fund
STATE FARM INTERNATIONAL EQUITY FUND (SFIIX)
Investment Objective:
The State Farm International Equity Fund (the “International Equity Fund” or the “Fund”) seeks long term growth of capital.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Institutional Class Prospectus State Farm International Equity Fund Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		none
Maximum deferred sales charge (load)		none
Maximum account fee	[1]	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Class Prospectus State Farm International Equity Fund Institutional
Management fees	0.80%
Distribution [and/or Service] (12b-1 fees) fees	none
Other Expenses	0.50%
Acquired Fund Fees & Expenses	none
Total Annual Fund Operating Expenses	1.30%
Less: Fee Waiver	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.25%

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Institutional Class Prospectus State Farm International Equity Fund Institutional	127	407	708	1,563

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies
          Two different investment sub-advisers, Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”), select investments for the International Equity Fund. Marsico and Northern Cross each manage approximately one-half of the International Equity Fund’s portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund’s portfolio are discussed separately below.

Marsico

          Marsico invests its portion of the International Equity Fund primarily in common stocks of foreign companies that it selects for their long-term growth potential. Marsico may invest its portion of the International Equity Fund in an unlimited number of companies of any size throughout the world, and normally invests in the securities of issuers that are economically tied to at least four different foreign countries. The Fund may invest in securities of companies economically tied to emerging markets. Some issuers or securities in the Fund’s portfolio may be based in or economically tied to the U.S. In selecting investments for the Fund, Marsico uses an approach that combines ‘top-down’ macro-economic analysis that focuses on broad financial and economic indicators with ‘bottom-up’ stock selection that initially focuses on individual stocks.

          Marsico may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Northern Cross

          Northern Cross invests its portion of the International Equity Fund in securities issued by foreign companies, which it believes have the potential for long term margin expansion. Northern Cross primarily focuses on common stocks priced cheaply relative to some financial measure of worth, such as ratios of price to earnings, price to sales or price to cash flow. Under normal market conditions, Northern Cross will invest its portion of the International Equity Fund in 60-80 companies with a diversified representation of sectors. In selecting securities for the International Equity Fund, Northern Cross gives careful consideration to currency, political stability and other effects of international investing.

Northern Cross may sell individual securities for several reasons including: full valuation of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.     Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.     Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.     The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 25.39%, during the second quarter of 2009. Worst quarter: -23.58% during the fourth quarter of 2008.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Institutional Class Prospectus State Farm International Equity Fund	1-Year	5-Year	10-Year
Institutional	18.97%	(3.60%)	6.88%
Institutional Return After Taxes on Distributions	18.97%	(3.71%)	6.61%
Institutional Return After Taxes on Distributions and Sale of Fund Shares	12.33%	(2.97%)	6.12%
MSCI ACWI ex.U.S. Index (reflects no deduction for fees, expenses, and taxes)	16.83%	(2.89%)	9.74%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Institutional Class Prospectus | State Farm International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM INTERNATIONAL EQUITY FUND (SFIIX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm International Equity Fund (the “International Equity Fund” or the “Fund”) seeks long term growth of capital.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Two different investment sub-advisers, Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”), select investments for the International Equity Fund. Marsico and Northern Cross each manage approximately one-half of the International Equity Fund’s portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund’s portfolio are discussed separately below.

Marsico

          Marsico invests its portion of the International Equity Fund primarily in common stocks of foreign companies that it selects for their long-term growth potential. Marsico may invest its portion of the International Equity Fund in an unlimited number of companies of any size throughout the world, and normally invests in the securities of issuers that are economically tied to at least four different foreign countries. The Fund may invest in securities of companies economically tied to emerging markets. Some issuers or securities in the Fund’s portfolio may be based in or economically tied to the U.S. In selecting investments for the Fund, Marsico uses an approach that combines ‘top-down’ macro-economic analysis that focuses on broad financial and economic indicators with ‘bottom-up’ stock selection that initially focuses on individual stocks.

          Marsico may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Northern Cross

          Northern Cross invests its portion of the International Equity Fund in securities issued by foreign companies, which it believes have the potential for long term margin expansion. Northern Cross primarily focuses on common stocks priced cheaply relative to some financial measure of worth, such as ratios of price to earnings, price to sales or price to cash flow. Under normal market conditions, Northern Cross will invest its portion of the International Equity Fund in 60-80 companies with a diversified representation of sectors. In selecting securities for the International Equity Fund, Northern Cross gives careful consideration to currency, political stability and other effects of international investing.

		Northern Cross may sell individual securities for several reasons including: full valuation of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.     Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.     Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.     The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 25.39%, during the second quarter of 2009. Worst quarter: -23.58% during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Institutional Class Prospectus | State Farm International Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none [1]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.25%
After 1 Year	rr_ExpenseExampleYear01	127
After 3 Years	rr_ExpenseExampleYear03	407
After 5 Years	rr_ExpenseExampleYear05	708
After 10 Years	rr_ExpenseExampleYear10	1,563
2003	rr_AnnualReturn2003	34.56%
2004	rr_AnnualReturn2004	12.78%
2005	rr_AnnualReturn2005	16.57%
2006	rr_AnnualReturn2006	19.04%
2007	rr_AnnualReturn2007	10.91%
2008	rr_AnnualReturn2008	(46.91%)
2009	rr_AnnualReturn2009	36.31%
2010	rr_AnnualReturn2010	12.01%
2011	rr_AnnualReturn2011	(13.68%)
2012	rr_AnnualReturn2012	18.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.58%)
1-Year	rr_AverageAnnualReturnYear01	18.97%
5-Year	rr_AverageAnnualReturnYear05	(3.60%)
10-Year	rr_AverageAnnualReturnYear10	6.88%
Institutional Class Prospectus | State Farm International Equity Fund | Return After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	18.97%
5-Year	rr_AverageAnnualReturnYear05	(3.71%)
10-Year	rr_AverageAnnualReturnYear10	6.61%
Institutional Class Prospectus | State Farm International Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	12.33%
5-Year	rr_AverageAnnualReturnYear05	(2.97%)
10-Year	rr_AverageAnnualReturnYear10	6.12%
Institutional Class Prospectus | State Farm International Equity Fund | MSCI ACWI ex.U.S. Index (reflects no deduction for fees, expenses, and taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.83%
5-Year	rr_AverageAnnualReturnYear05	(2.89%)
10-Year	rr_AverageAnnualReturnYear10	9.74%

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Institutional Class Prospectus | State Farm S & P 500 Index Fund
STATE FARM S&P 500 INDEX FUND (SFXIX)
Investment Objective:
The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund” or the “Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Institutional Class Prospectus State Farm S & P 500 Index Fund Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		none
Maximum deferred sales charge (load)		none
Maximum account fee	[1]	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Class Prospectus State Farm S & P 500 Index Fund Institutional
Management fees	0.18%
Distribution [and/or Service] (12b-1 fees) fees	none
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.52%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Institutional Class Prospectus State Farm S & P 500 Index Fund Institutional	53	167	291	653

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies
          The S&P 500 Index Fund seeks to achieve investment performance that is similar to the S&P 500 Index (the Fund’s target benchmark). The S&P 500 Index is a widely used measure of large U.S. company stock performance. Standard & Poor’s (“S&P”) selects stocks for the S&P 500 Index based upon the following factors:

  market value

  industry group classification (so that the S&P 500 Index represents a broad range of industry segments within the U.S. economy)

  trading activity, to ensure ample liquidity and efficient share pricing fundamental analysis, to ensure that companies in the S&P 500 Index are stable

          The S&P 500 Index Fund pursues its investment objective by:

  investing in substantially all of the securities that make up the S&P 500 Index investing in these securities in proportions that match, approximately, the weightings of the S&P 500 Index

          Under normal operating conditions, the S&P 500 Index Fund seeks to invest at least 90% of its total assets in stocks that are represented in the S&P 500 Index.

BlackRock Fund Advisors (“BFA”), the sub-adviser to the Fund, may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.      Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Management Risk.      The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Indexing Risk.      This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

  Security Selection Risk.      Because securities market indices are developed by persons unrelated to the Fund, State Farm Investment Management Corp. (“SFIMC” or the “Manager”) or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 15.78%,
          during the second quarter of 2009.

Worst quarter: -22.04%,
during the fourth quarter of 2008.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Institutional Class Prospectus State Farm S & P 500 Index Fund	1-Year	5-Year	10-Year
Institutional	15.37%	1.20%	6.64%
Institutional Return After Taxes on Distributions	15.08%	0.93%	6.39%
Institutional Return After Taxes on Distributions and Sale of Fund Shares	10.36%	0.97%	5.81%
S&P 500 Index (reflects no deduction for fees, expenses, and taxes)	16.00%	1.66%	7.10%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Institutional Class Prospectus | State Farm S & P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM S&P 500 INDEX FUND (SFXIX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund” or the “Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The S&P 500 Index Fund seeks to achieve investment performance that is similar to the S&P 500 Index (the Fund’s target benchmark). The S&P 500 Index is a widely used measure of large U.S. company stock performance. Standard & Poor’s (“S&P”) selects stocks for the S&P 500 Index based upon the following factors:

  market value

  industry group classification (so that the S&P 500 Index represents a broad range of industry segments within the U.S. economy)

  trading activity, to ensure ample liquidity and efficient share pricing fundamental analysis, to ensure that companies in the S&P 500 Index are stable

          The S&P 500 Index Fund pursues its investment objective by:

  investing in substantially all of the securities that make up the S&P 500 Index investing in these securities in proportions that match, approximately, the weightings of the S&P 500 Index

          Under normal operating conditions, the S&P 500 Index Fund seeks to invest at least 90% of its total assets in stocks that are represented in the S&P 500 Index.

		BlackRock Fund Advisors (“BFA”), the sub-adviser to the Fund, may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.      Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Management Risk.      The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Indexing Risk.      This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

  Security Selection Risk.      Because securities market indices are developed by persons unrelated to the Fund, State Farm Investment Management Corp. (“SFIMC” or the “Manager”) or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 15.78%,
          during the second quarter of 2009.

Worst quarter: -22.04%,
		during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Institutional Class Prospectus | State Farm S & P 500 Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none [1]
Management fees	rr_ManagementFeesOverAssets	0.18%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
After 1 Year	rr_ExpenseExampleYear01	53
After 3 Years	rr_ExpenseExampleYear03	167
After 5 Years	rr_ExpenseExampleYear05	291
After 10 Years	rr_ExpenseExampleYear10	653
2003	rr_AnnualReturn2003	28.27%
2004	rr_AnnualReturn2004	10.59%
2005	rr_AnnualReturn2005	4.38%
2006	rr_AnnualReturn2006	15.21%
2007	rr_AnnualReturn2007	4.99%
2008	rr_AnnualReturn2008	(37.39%)
2009	rr_AnnualReturn2009	26.15%
2010	rr_AnnualReturn2010	14.66%
2011	rr_AnnualReturn2011	1.61%
2012	rr_AnnualReturn2012	15.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.04%)
1-Year	rr_AverageAnnualReturnYear01	15.37%
5-Year	rr_AverageAnnualReturnYear05	1.20%
10-Year	rr_AverageAnnualReturnYear10	6.64%
Institutional Class Prospectus | State Farm S & P 500 Index Fund | Return After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	15.08%
5-Year	rr_AverageAnnualReturnYear05	0.93%
10-Year	rr_AverageAnnualReturnYear10	6.39%
Institutional Class Prospectus | State Farm S & P 500 Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	10.36%
5-Year	rr_AverageAnnualReturnYear05	0.97%
10-Year	rr_AverageAnnualReturnYear10	5.81%
Institutional Class Prospectus | State Farm S & P 500 Index Fund | S&P 500 Index (reflects no deduction for fees, expenses, and taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.00%
5-Year	rr_AverageAnnualReturnYear05	1.66%
10-Year	rr_AverageAnnualReturnYear10	7.10%

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Institutional Class Prospectus | State Farm Small Cap Index Fund
STATE FARM SMALL CAP INDEX FUND (SMIIX)
Investment Objective:
The State Farm Small Cap Index Fund (the “Small Cap Index Fund” or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Small Stock Index.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Institutional Class Prospectus State Farm Small Cap Index Fund Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		none
Maximum deferred sales charge (load)		none
Maximum account fee	[1]	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Class Prospectus State Farm Small Cap Index Fund Institutional
Management fees	0.35%
Distribution [and/or Service] (12b-1 fees) fees	none
Other Expenses	0.38%
Acquired Fund Fees & Expenses	0.08%
Total Annual Fund Operating Expenses	0.81%
Less: Fee Waiver	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	0.78%

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Institutional Class Prospectus State Farm Small Cap Index Fund Institutional	80	256	447	999

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies
          Northern Trust Investments, Inc. (“NTI”), sub-adviser to the Small Cap Index Fund, seeks to achieve investment performance for the Small Cap Index Fund that is similar to the Russell 2000 Index.

          The Russell 2000 Index is an index of 2,000 small companies that is created by taking the largest 3,000 companies traded in the U.S. and eliminating the largest 1,000 of those companies.

          NTI pursues its investment objective by investing in companies contained in the Russell 2000 Index based upon replication and optimization modeling techniques.

          Under normal operating conditions, NTI seeks to invest at least 80% of the Fund’s total assets primarily in the common stocks of companies included in the Russell 2000 Index, in weights that approximate the relative composition of the securities contained in the index.

NTI may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.     Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Management Risk.     The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Smaller Company Size Risk.     The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

  Indexing Risk.     This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

  Security Selection Risk.      Because securities market indices are developed by persons unrelated to the Fund, the Manager or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 22.82%, during the second quarter of 2003. Worst quarter: -26.15% during the fourth quarter of 2008.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Institutional Class Prospectus State Farm Small Cap Index Fund	1-Year	5-Year	10-Year
Institutional	15.60%	2.86%	8.96%
Institutional Return After Taxes on Distributions	15.00%	2.36%	8.30%
Institutional Return After Taxes on Distributions and Sale of Fund Shares	10.92%	2.31%	7.84%
Russell 2000 Index (reflects no deduction for fees, expenses, and taxes)	16.35%	3.56%	9.72%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Institutional Class Prospectus | State Farm Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM SMALL CAP INDEX FUND (SMIIX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm Small Cap Index Fund (the “Small Cap Index Fund” or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Small Stock Index.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Northern Trust Investments, Inc. (“NTI”), sub-adviser to the Small Cap Index Fund, seeks to achieve investment performance for the Small Cap Index Fund that is similar to the Russell 2000 Index.

          The Russell 2000 Index is an index of 2,000 small companies that is created by taking the largest 3,000 companies traded in the U.S. and eliminating the largest 1,000 of those companies.

          NTI pursues its investment objective by investing in companies contained in the Russell 2000 Index based upon replication and optimization modeling techniques.

          Under normal operating conditions, NTI seeks to invest at least 80% of the Fund’s total assets primarily in the common stocks of companies included in the Russell 2000 Index, in weights that approximate the relative composition of the securities contained in the index.

		NTI may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.     Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Management Risk.     The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Smaller Company Size Risk.     The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

  Indexing Risk.     This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

  Security Selection Risk.      Because securities market indices are developed by persons unrelated to the Fund, the Manager or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 22.82%, during the second quarter of 2003. Worst quarter: -26.15% during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Institutional Class Prospectus | State Farm Small Cap Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none [1]
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.78%
After 1 Year	rr_ExpenseExampleYear01	80
After 3 Years	rr_ExpenseExampleYear03	256
After 5 Years	rr_ExpenseExampleYear05	447
After 10 Years	rr_ExpenseExampleYear10	999
2003	rr_AnnualReturn2003	45.97%
2004	rr_AnnualReturn2004	17.84%
2005	rr_AnnualReturn2005	3.89%
2006	rr_AnnualReturn2006	17.36%
2007	rr_AnnualReturn2007	(2.34%)
2008	rr_AnnualReturn2008	(34.35%)
2009	rr_AnnualReturn2009	26.47%
2010	rr_AnnualReturn2010	26.01%
2011	rr_AnnualReturn2011	(4.81%)
2012	rr_AnnualReturn2012	15.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.15%)
1-Year	rr_AverageAnnualReturnYear01	15.60%
5-Year	rr_AverageAnnualReturnYear05	2.86%
10-Year	rr_AverageAnnualReturnYear10	8.96%
Institutional Class Prospectus | State Farm Small Cap Index Fund | Return After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	15.00%
5-Year	rr_AverageAnnualReturnYear05	2.36%
10-Year	rr_AverageAnnualReturnYear10	8.30%
Institutional Class Prospectus | State Farm Small Cap Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	10.92%
5-Year	rr_AverageAnnualReturnYear05	2.31%
10-Year	rr_AverageAnnualReturnYear10	7.84%
Institutional Class Prospectus | State Farm Small Cap Index Fund | Russell 2000 Index (reflects no deduction for fees, expenses, and taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.35%
5-Year	rr_AverageAnnualReturnYear05	3.56%
10-Year	rr_AverageAnnualReturnYear10	9.72%

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Institutional Class Prospectus | State Farm International Index Fund
STATE FARM INTERNATIONAL INDEX FUND (SFFFX)
Investment Objective:
The State Farm International Index Fund (the “International Index Fund” or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley International Europe, Australasia, and Far East Free Index (“EAFE Free Index”).
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Institutional Class Prospectus State Farm International Index Fund Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		none
Maximum deferred sales charge (load)		none
Maximum account fee	[1]	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Class Prospectus State Farm International Index Fund Institutional
Management fees	0.50%
Distribution [and/or Service] (12b-1 fees) fees	none
Other Expenses	0.51%
Acquired Fund Fees & Expenses	none
Total Annual Fund Operating Expenses	1.01%
Less: Fee Waiver	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.95%

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Institutional Class Prospectus State Farm International Index Fund Institutional	97	316	552	1,231

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
          Northern Trust Investments, Inc. (NTI), sub-adviser to the International Index Fund, seeks to achieve investment performance for the International Index Fund that is similar to the EAFE Free Index. The EAFE Free Index is a capitalization-weighted index that currently includes stocks of companies located in 16 European countries, Australia, Israel, New Zealand, Hong Kong, Japan and Singapore. NTI selects the securities contained in the EAFE Free Index based upon replication and optimization modeling techniques. Under normal operating conditions, NTI seeks to invest at least 80% of its total assets primarily in the common stock of companies included in the EAFE Free Index, in weights that approximate the relative composition of the securities contained in the index.

NTI may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Indexing Risk.    This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

  Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Fund, the Manager or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 25.32%, during the second quarter of 2009. Worst quarter: -20.25%, during the third quarter of 2011.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Institutional Class Prospectus State Farm International Index Fund	1-Year	5-Year	10-Year
Institutional	17.88%	(4.09%)	7.60%
Institutional Return After Taxes on Distributions	17.64%	(4.25%)	7.35%
Institutional Return After Taxes on Distributions and Sale of Fund Shares	12.38%	(3.29%)	6.85%
EAFE Free Index (reflects no deduction for fees, expenses, and taxes)	17.32%	(3.69%)	8.21%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Institutional Class Prospectus | State Farm International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM INTERNATIONAL INDEX FUND (SFFFX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm International Index Fund (the “International Index Fund” or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley International Europe, Australasia, and Far East Free Index (“EAFE Free Index”).
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Northern Trust Investments, Inc. (NTI), sub-adviser to the International Index Fund, seeks to achieve investment performance for the International Index Fund that is similar to the EAFE Free Index. The EAFE Free Index is a capitalization-weighted index that currently includes stocks of companies located in 16 European countries, Australia, Israel, New Zealand, Hong Kong, Japan and Singapore. NTI selects the securities contained in the EAFE Free Index based upon replication and optimization modeling techniques. Under normal operating conditions, NTI seeks to invest at least 80% of its total assets primarily in the common stock of companies included in the EAFE Free Index, in weights that approximate the relative composition of the securities contained in the index.

		NTI may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Indexing Risk.    This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

  Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Fund, the Manager or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 25.32%, during the second quarter of 2009. Worst quarter: -20.25%, during the third quarter of 2011.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Institutional Class Prospectus | State Farm International Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none [1]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.95%
After 1 Year	rr_ExpenseExampleYear01	97
After 3 Years	rr_ExpenseExampleYear03	316
After 5 Years	rr_ExpenseExampleYear05	552
After 10 Years	rr_ExpenseExampleYear10	1,231
2003	rr_AnnualReturn2003	37.79%
2004	rr_AnnualReturn2004	19.81%
2005	rr_AnnualReturn2005	13.02%
2006	rr_AnnualReturn2006	24.99%
2007	rr_AnnualReturn2007	9.93%
2008	rr_AnnualReturn2008	(42.38%)
2009	rr_AnnualReturn2009	28.18%
2010	rr_AnnualReturn2010	6.81%
2011	rr_AnnualReturn2011	(12.72%)
2012	rr_AnnualReturn2012	17.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.25%)
1-Year	rr_AverageAnnualReturnYear01	17.88%
5-Year	rr_AverageAnnualReturnYear05	(4.09%)
10-Year	rr_AverageAnnualReturnYear10	7.60%
Institutional Class Prospectus | State Farm International Index Fund | Return After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	17.64%
5-Year	rr_AverageAnnualReturnYear05	(4.25%)
10-Year	rr_AverageAnnualReturnYear10	7.35%
Institutional Class Prospectus | State Farm International Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	12.38%
5-Year	rr_AverageAnnualReturnYear05	(3.29%)
10-Year	rr_AverageAnnualReturnYear10	6.85%
Institutional Class Prospectus | State Farm International Index Fund | EAFE Free Index (reflects no deduction for fees, expenses, and taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	17.32%
5-Year	rr_AverageAnnualReturnYear05	(3.69%)
10-Year	rr_AverageAnnualReturnYear10	8.21%

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Institutional Class Prospectus | State Farm Equity and Bond Fund
STATE FARM EQUITY AND BOND FUND (SEBIX)
Investment Objective:
The State Farm Equity and Bond Fund (the “Equity and Bond Fund” or the “Fund”) seeks long term growth of principal while providing some current income.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Institutional Class Prospectus State Farm Equity and Bond Fund Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		none
Maximum deferred sales charge (load)		none
Maximum account fee	[1]	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Class Prospectus State Farm Equity and Bond Fund Institutional
Management fees	none
Distribution [and/or Service] (12b-1 fees) Fees	none
Other Expenses	0.10%
Acquired Fund Fees & Expenses	0.72%
Total Annual Fund Operating Expenses	0.82%
Less: Fee Waiver	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.72%

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to reimburse the Fund for expenses the Fund pays. The reimbursement is in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified level for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Institutional Class Prospectus State Farm Equity and Bond Fund Institutional	74	252	445	1,004

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.
Principal Investment Strategies
          The Equity and Bond Fund invests all of its assets in shares of the State Farm Equity Fund and the State Farm Bond Fund. Generally, the Equity and Bond Fund attempts to maintain approximately 60% of its net assets in shares of the State Farm Equity Fund and approximately 40% of its net assets in shares of the State Farm Bond Fund. The Equity and Bond Fund never invests more than 75% of its net assets in either underlying Fund.

          Two different investment sub-advisers, Bridgeway Capital Management, Inc. ("Bridgeway") and Westwood Management Corp. ("Westwood"), select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund's portfolio.

           Bridgeway primarily invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway selects stocks within the large-cap growth category for the Equity Fund using a statistically driven approach.

           Westwood primarily invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow.

           The Manager selects investments for the Bond Fund. The Bond Fund is invested primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that the Manager has determined to be of comparable quality. A bond is investment grade if Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's ("S&P") has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as "junk bonds."

The Manager, Bridgeway, and Westwood may sell individual securities in the underlying funds for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.    The assessment by a fund's investment adviser or sub-adviser of the securities to be purchased or sold by a fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Interest Rate Risk and Call Risk.    The risk that the bonds a fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will "call" or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

  Prepayment and Extension Risk.    The risk that homeowners or consumers may alter the pace of repayment on their mortgage or consumer loans, which may affect the yield of mortgage-or asset-backed securities that are backed by such loans.

  Credit Risk.    The risk that a bond issuer fails to make principal or interest payments when due to a fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater risk than U.S. Government bonds.

  High Yield, High Risk Securities.    Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as "junk bonds" or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

  Liquidity Risk.    The investment adviser or sub-adviser to a fund may have difficulty selling securities a fund holds at the time it would like to sell, and at the value a fund has placed on those securities.

  Income Risk.    The risk that the income from the bonds a fund holds will decline in value due to falling interest rates.

An investment in this Fund may be appropriate for you if you are seeking long term growth potential and some current income, or if you are seeking the convenience of a balanced portfolio of stocks and bonds in a single investment. You may not want to invest in this Fund if you have a short term investment horizon, want the greater growth potential of an investment entirely in equity securities or are unwilling to accept share price fluctuation.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 8.59%,
          during the second quarter of 2009.

Worst quarter: -13.75%,
during the fourth quarter of 2008.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Institutional Class Prospectus State Farm Equity and Bond Fund	1-Year	5-Year	10-Year
Institutional	11.23%	1.99%	4.63%
Institutional Return After Taxes on Distributions	10.71%	1.13%	3.65%
Institutional Return After Taxes on Distributions and Sale of Fund Shares	7.49%	1.26%	3.55%
S&P 500 Index (reflects no deduction for fees, expenses, and taxes)	16.00%	1.66%	7.10%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)	4.22%	5.95%	5.18%
Blended Benchmark (reflects no deduction for fees, expenses, and taxes)	11.31%	3.82%	6.63%

SFIMC computes the Blended Benchmark using 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Institutional Class Prospectus | State Farm Equity and Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM EQUITY AND BOND FUND (SEBIX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm Equity and Bond Fund (the “Equity and Bond Fund” or the “Fund”) seeks long term growth of principal while providing some current income.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to reimburse the Fund for expenses the Fund pays. The reimbursement is in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified level for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Equity and Bond Fund invests all of its assets in shares of the State Farm Equity Fund and the State Farm Bond Fund. Generally, the Equity and Bond Fund attempts to maintain approximately 60% of its net assets in shares of the State Farm Equity Fund and approximately 40% of its net assets in shares of the State Farm Bond Fund. The Equity and Bond Fund never invests more than 75% of its net assets in either underlying Fund.

          Two different investment sub-advisers, Bridgeway Capital Management, Inc. ("Bridgeway") and Westwood Management Corp. ("Westwood"), select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund's portfolio.

           Bridgeway primarily invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway selects stocks within the large-cap growth category for the Equity Fund using a statistically driven approach.

           Westwood primarily invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow.

           The Manager selects investments for the Bond Fund. The Bond Fund is invested primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that the Manager has determined to be of comparable quality. A bond is investment grade if Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's ("S&P") has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as "junk bonds."

		The Manager, Bridgeway, and Westwood may sell individual securities in the underlying funds for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.    The assessment by a fund's investment adviser or sub-adviser of the securities to be purchased or sold by a fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Interest Rate Risk and Call Risk.    The risk that the bonds a fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will "call" or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

  Prepayment and Extension Risk.    The risk that homeowners or consumers may alter the pace of repayment on their mortgage or consumer loans, which may affect the yield of mortgage-or asset-backed securities that are backed by such loans.

  Credit Risk.    The risk that a bond issuer fails to make principal or interest payments when due to a fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater risk than U.S. Government bonds.

  High Yield, High Risk Securities.    Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as "junk bonds" or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

  Liquidity Risk.    The investment adviser or sub-adviser to a fund may have difficulty selling securities a fund holds at the time it would like to sell, and at the value a fund has placed on those securities.

  Income Risk.    The risk that the income from the bonds a fund holds will decline in value due to falling interest rates.

		An investment in this Fund may be appropriate for you if you are seeking long term growth potential and some current income, or if you are seeking the convenience of a balanced portfolio of stocks and bonds in a single investment. You may not want to invest in this Fund if you have a short term investment horizon, want the greater growth potential of an investment entirely in equity securities or are unwilling to accept share price fluctuation.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 8.59%,
          during the second quarter of 2009.

Worst quarter: -13.75%,
		during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	SFIMC computes the Blended Benchmark using 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index.
Institutional Class Prospectus | State Farm Equity and Bond Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none [1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution [and/or Service] (12b-1 fees) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.72%
After 1 Year	rr_ExpenseExampleYear01	74
After 3 Years	rr_ExpenseExampleYear03	252
After 5 Years	rr_ExpenseExampleYear05	445
After 10 Years	rr_ExpenseExampleYear10	1,004
2003	rr_AnnualReturn2003	15.26%
2004	rr_AnnualReturn2004	6.77%
2005	rr_AnnualReturn2005	5.14%
2006	rr_AnnualReturn2006	11.38%
2007	rr_AnnualReturn2007	(1.12%)
2008	rr_AnnualReturn2008	(25.40%)
2009	rr_AnnualReturn2009	16.73%
2010	rr_AnnualReturn2010	10.49%
2011	rr_AnnualReturn2011	3.10%
2012	rr_AnnualReturn2012	11.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.75%)
1-Year	rr_AverageAnnualReturnYear01	11.23%
5-Year	rr_AverageAnnualReturnYear05	1.99%
10-Year	rr_AverageAnnualReturnYear10	4.63%
Institutional Class Prospectus | State Farm Equity and Bond Fund | Return After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	10.71%
5-Year	rr_AverageAnnualReturnYear05	1.13%
10-Year	rr_AverageAnnualReturnYear10	3.65%
Institutional Class Prospectus | State Farm Equity and Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	7.49%
5-Year	rr_AverageAnnualReturnYear05	1.26%
10-Year	rr_AverageAnnualReturnYear10	3.55%
Institutional Class Prospectus | State Farm Equity and Bond Fund | S&P 500 Index (reflects no deduction for fees, expenses, and taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.00%
5-Year	rr_AverageAnnualReturnYear05	1.66%
10-Year	rr_AverageAnnualReturnYear10	7.10%
Institutional Class Prospectus | State Farm Equity and Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	4.22%
5-Year	rr_AverageAnnualReturnYear05	5.95%
10-Year	rr_AverageAnnualReturnYear10	5.18%
Institutional Class Prospectus | State Farm Equity and Bond Fund | Blended Benchmark (reflects no deduction for fees, expenses, and taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	11.31%
5-Year	rr_AverageAnnualReturnYear05	3.82%
10-Year	rr_AverageAnnualReturnYear10	6.63%

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Institutional Class Prospectus | State Farm Bond Fund
STATE FARM BOND FUND (SFBIX)
Investment Objective:
The State Farm Bond Fund (the “Bond Fund” or the “Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Institutional Class Prospectus State Farm Bond Fund Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		none
Maximum deferred sales charge (load)		none
Maximum account fee	[1]	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Class Prospectus State Farm Bond Fund Institutional
Management fees	0.10%
Distribution [and/or Service] (12b-1 fees) fees	none
Other Expenses	0.31%
Acquired Fund Fees & Expenses	0.01%
Total Annual Fund Operating Expenses	0.42%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Institutional Class Prospectus State Farm Bond Fund Institutional	43	135	235	530

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies
          The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that State Farm Investment Management Corp. ("SFIMC" or the "Manager") has determined to be of comparable quality. A bond is investment grade if Moody's Investors Service, Inc. ("Moody's") or S&P has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as "junk bonds." The Bond Fund may invest in any of the following instruments:

  Corporate Debt Securities:     investment grade securities issued by corporations and to a limited extent (up to 20% of its assets), in lower rated securities

  U.S. Government Debt Securities:     securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities

  Foreign Government Debt Securities:     investment grade securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars

  Asset Backed and Mortgage Backed Securities:     investment grade securities backed by mortgages, consumer loans and other assets

  Other Issuer Debt Securities:     the Fund may invest up to 20% of its assets in non-investment grade debt securities and preferred stocks that are convertible into common stocks as well as nonconvertible preferred stocks or securities.

The Manager may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

  Management Risk.     The assessment by the Fund's investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Interest Rate Risk and Call Risk.     The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will "call" or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

  Prepayment and Extension Risk.     The risk that homeowners or consumers may alter the pace of repayment on their mortgage or consumer loans, which may affect the yield of mortgage-or asset-backed securities that are backed by such loans.

  Credit Risk.     The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

  High Yield, High Risk Securities.     Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as "junk bonds" or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

  Liquidity Risk.     The investment adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

  Income Risk.     The risk that the income from the bonds the Fund holds will decline in value due to falling interest rates.

You may want to invest in the Fund if you are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 4.21%, during the third quarter of 2011. Worst quarter: -2.67%, during the second quarter of 2004.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Institutional Class Prospectus State Farm Bond Fund	1-Year	5-Year	10-Year
Institutional	4.03%	6.19%	5.12%
Institutional Return After Taxes on Distributions	3.00%	4.82%	3.64%
Institutional Return After Taxes on Distributions and Sale of Fund Shares	2.61%	4.49%	3.50%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)	4.22%	5.95%	5.18%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Institutional Class Prospectus | State Farm Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM BOND FUND (SFBIX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm Bond Fund (the “Bond Fund” or the “Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that State Farm Investment Management Corp. ("SFIMC" or the "Manager") has determined to be of comparable quality. A bond is investment grade if Moody's Investors Service, Inc. ("Moody's") or S&P has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as "junk bonds." The Bond Fund may invest in any of the following instruments:

  Corporate Debt Securities:     investment grade securities issued by corporations and to a limited extent (up to 20% of its assets), in lower rated securities

  U.S. Government Debt Securities:     securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities

  Foreign Government Debt Securities:     investment grade securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars

  Asset Backed and Mortgage Backed Securities:     investment grade securities backed by mortgages, consumer loans and other assets

  Other Issuer Debt Securities:     the Fund may invest up to 20% of its assets in non-investment grade debt securities and preferred stocks that are convertible into common stocks as well as nonconvertible preferred stocks or securities.

		The Manager may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

  Management Risk.     The assessment by the Fund's investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Interest Rate Risk and Call Risk.     The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will "call" or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

  Prepayment and Extension Risk.     The risk that homeowners or consumers may alter the pace of repayment on their mortgage or consumer loans, which may affect the yield of mortgage-or asset-backed securities that are backed by such loans.

  Credit Risk.     The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

  High Yield, High Risk Securities.     Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as "junk bonds" or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

  Liquidity Risk.     The investment adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

  Income Risk.     The risk that the income from the bonds the Fund holds will decline in value due to falling interest rates.

		You may want to invest in the Fund if you are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 4.21%, during the third quarter of 2011. Worst quarter: -2.67%, during the second quarter of 2004.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Institutional Class Prospectus | State Farm Bond Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none [1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.42%
After 1 Year	rr_ExpenseExampleYear01	43
After 3 Years	rr_ExpenseExampleYear03	135
After 5 Years	rr_ExpenseExampleYear05	235
After 10 Years	rr_ExpenseExampleYear10	530
2003	rr_AnnualReturn2003	3.69%
2004	rr_AnnualReturn2004	4.29%
2005	rr_AnnualReturn2005	1.76%
2006	rr_AnnualReturn2006	3.94%
2007	rr_AnnualReturn2007	6.66%
2008	rr_AnnualReturn2008	2.66%
2009	rr_AnnualReturn2009	10.30%
2010	rr_AnnualReturn2010	5.82%
2011	rr_AnnualReturn2011	8.32%
2012	rr_AnnualReturn2012	4.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.67%)
1-Year	rr_AverageAnnualReturnYear01	4.03%
5-Year	rr_AverageAnnualReturnYear05	6.19%
10-Year	rr_AverageAnnualReturnYear10	5.12%
Institutional Class Prospectus | State Farm Bond Fund | Return After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	3.00%
5-Year	rr_AverageAnnualReturnYear05	4.82%
10-Year	rr_AverageAnnualReturnYear10	3.64%
Institutional Class Prospectus | State Farm Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	2.61%
5-Year	rr_AverageAnnualReturnYear05	4.49%
10-Year	rr_AverageAnnualReturnYear10	3.50%
Institutional Class Prospectus | State Farm Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	4.22%
5-Year	rr_AverageAnnualReturnYear05	5.95%
10-Year	rr_AverageAnnualReturnYear10	5.18%

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Institutional Class Prospectus | State Farm Money Market Fund
STATE FARM MONEY MARKET FUND (SAIXX)
Investment Objective:
The State Farm Money Market Fund (the “Money Market Fund” or the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Institutional Class Prospectus State Farm Money Market Fund Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		none
Maximum deferred sales charge (load)		none
Maximum account fee	[1]	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Class Prospectus State Farm Money Market Fund Institutional
Management fees	0.10%
Distribution [and/or Service] (12b-1 fees) fees	none
Other Expenses	0.34%
Acquired Fund Fees & Expenses	none
Total Annual Fund Operating Expenses	0.44%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Institutional Class Prospectus State Farm Money Market Fund Institutional	45	141	246	555

Principal Investment Strategies
          Unlike the other Funds, the Money Market Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

          Among the securities that the Money Market Fund may invest in are the following:

  Securities issued or guaranteed by the U.S. Government or its agencies, including Treasury Bills, notes, and securities issued by U.S. government agencies such as the Federal National Mortgage Association.

  Commercial paper issued or guaranteed by U.S. corporations and certain other entities that are rated in the two highest rating categories of a NRSRO.

  Repurchase agreements with certain parties.

  Certain obligations of large (more than $1 billion in total assets) U.S. banks and their subsidiaries (including, certain Canadian affiliates), including, but not limited to, bank notes, commercial paper, and certificates of deposit.

  Other short-term obligations issued by or guaranteed by U.S. corporations, state and municipal governments, or other entities.

  Securities backed by mortgages, consumer loans and other assets.

Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment by maintaining a stable NAV of $1.00 per share, the Fund may not succeed and you may lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

  Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Interest Rate Risk and Call Risk.     The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

  Credit Risk.    The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

  Income Risk.     The risk that the income from the bonds the Fund holds will decline in value due to falling interest rates.

  Inflation Risk.     The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

An investment in the Fund may be appropriate for you if you seek stability of principal, an investment for the cash portion of an asset allocation plan or are looking for an investment with a lower degree of risk. The Fund may not be suitable for you if you are seeking an investment that is likely to significantly outpace inflation, are investing for retirement or other longer term goals or are investing for growth or maximum current income.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 1.24%, during the fourth quarter of 2006. Worst quarter: 0.00%, during the fourth quarter of 2012.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns	1-Year	5-Year	10-Year
Institutional Class Prospectus State Farm Money Market Fund Institutional	none	0.44%	1.66%

The Money Market Fund’s current seven-day yield on December 31, 2012 was 0.0023% for Class I shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Institutional Class Prospectus | State Farm Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM MONEY MARKET FUND (SAIXX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm Money Market Fund (the “Money Market Fund” or the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Unlike the other Funds, the Money Market Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

          Among the securities that the Money Market Fund may invest in are the following:

  Securities issued or guaranteed by the U.S. Government or its agencies, including Treasury Bills, notes, and securities issued by U.S. government agencies such as the Federal National Mortgage Association.

  Commercial paper issued or guaranteed by U.S. corporations and certain other entities that are rated in the two highest rating categories of a NRSRO.

  Repurchase agreements with certain parties.

  Certain obligations of large (more than $1 billion in total assets) U.S. banks and their subsidiaries (including, certain Canadian affiliates), including, but not limited to, bank notes, commercial paper, and certificates of deposit.

  Other short-term obligations issued by or guaranteed by U.S. corporations, state and municipal governments, or other entities.

  Securities backed by mortgages, consumer loans and other assets.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment by maintaining a stable NAV of $1.00 per share, the Fund may not succeed and you may lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

  Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

  Interest Rate Risk and Call Risk.     The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

  Credit Risk.    The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

  Income Risk.     The risk that the income from the bonds the Fund holds will decline in value due to falling interest rates.

  Inflation Risk.     The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

		An investment in the Fund may be appropriate for you if you seek stability of principal, an investment for the cash portion of an asset allocation plan or are looking for an investment with a lower degree of risk. The Fund may not be suitable for you if you are seeking an investment that is likely to significantly outpace inflation, are investing for retirement or other longer term goals or are investing for growth or maximum current income.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment by maintaining a stable NAV of $1.00 per share, the Fund may not succeed and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 1.24%, during the fourth quarter of 2006. Worst quarter: 0.00%, during the fourth quarter of 2012.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Money Market Fund’s current seven-day yield on December 31, 2012 was 0.0023% for Class I shares.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Money Market Fund’s current seven-day yield on December 31, 2012 was 0.0023% for Class I shares.
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.00%
Institutional Class Prospectus | State Farm Money Market Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none [1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.44%
After 1 Year	rr_ExpenseExampleYear01	45
After 3 Years	rr_ExpenseExampleYear03	141
After 5 Years	rr_ExpenseExampleYear05	246
After 10 Years	rr_ExpenseExampleYear10	555
2003	rr_AnnualReturn2003	0.94%
2004	rr_AnnualReturn2004	1.17%
2005	rr_AnnualReturn2005	2.89%
2006	rr_AnnualReturn2006	4.65%
2007	rr_AnnualReturn2007	4.82%
2008	rr_AnnualReturn2008	2.17%
2009	rr_AnnualReturn2009	0.06%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1-Year	rr_AverageAnnualReturnYear01	none
5-Year	rr_AverageAnnualReturnYear05	0.44%
10-Year	rr_AverageAnnualReturnYear10	1.66%

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Institutional Class Prospectus | State Farm LifePath Retirement Fund
STATE FARM LIFEPATH RETIREMENT FUND (SLRIX)
Investment Objective:
The State Farm LifePath Retirement Fund (the “LifePath Retirement Fund” or “Fund”) is managed for investors seeking income and moderate long-term growth of capital.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Institutional Class Prospectus State Farm LifePath Retirement Fund Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		none
Maximum deferred sales charge (load)		none
Maximum account fee	[1]	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class Prospectus State Farm LifePath Retirement Fund Institutional
Management fees		1.01%
Distribution [and/or Service] (12b-1 fees) fees		none
Other Expenses		0.29%
Total Annual Fund Operating Expenses		1.30%
Less: Fee Waivers		(0.37%)
Total Annual Fund Operating Expenses After Fee Waiver	[1][2]	0.93%
[1]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
[2]	The expense information in the table above has been restated to reflect current fees.

          The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

          BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Institutional Class Prospectus State Farm LifePath Retirement Fund Institutional	95	373	673	1,525

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
          The LifePath Retirement Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

The LifePath Retirement Fund is designed for investors seeking current income and moderate long-term growth of capital. As of March 31, 2013, the LifePath Retirement Fund held approximately 39% of its assets in Underlying Funds that invest primarily in equity securities, 61% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Because the LifePath Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the LifePath Retirement Fund’s risk profile.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.      The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.      To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.      Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.      The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.      Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.      When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.      Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.      Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

  Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.

  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.      The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.      Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.      Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.      Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage-Backed and Asset-Backed Securities Risk.      Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.      Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.      When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.      Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.      The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.      Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.      Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

          The LifePath Retirement Fund must maintain cash balances to meet redemption requests which may lower overall fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund's best and worst quarters during the periods indicated in the bar chart were: Best quarter: 9.77%, during the third quarter of 2009. Worst quarter: -7.79% during the fourth quarter of 2008.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Institutional Class Prospectus State Farm LifePath Retirement Fund	1-Year	5-Year	Since Inception		Inception Date
Institutional	8.47%	4.24%	5.50%	[1]	Sep 5, 2009
Institutional Return After Taxes on Distributions	7.52%	3.43%	4.58%	[1]	Sep 5, 2009
Institutional Return After Taxes on Distributions and Sale of Fund Shares	5.99%	3.22%	4.30%	[1]	Sep 5, 2009
Blended Benchmark (reflects no deduction for fees, expenses, and taxes)	8.92%	4.64%	6.28%	[1]	Sep 5, 2009
S&P 500 Index (reflects no deduction for fees, expenses, and taxes)	16.00%	1.66%	6.64%	[1]	Sep 5, 2009
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)	4.22%	5.95%	5.06%	[1]	Sep 5, 2009
[1]	05/09/2003 to 12/31/2012

The blended benchmark is a hypothetical representation of the performance of the LifePath Retirement Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath Retirement Fund’s custom benchmark are adjusted quarterly to reflect the LifePath Retirement Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath Retirement Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index and Barclays U.S. TIPS Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Institutional Class Prospectus | State Farm LifePath Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM LIFEPATH RETIREMENT FUND (SLRIX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm LifePath Retirement Fund (the “LifePath Retirement Fund” or “Fund”) is managed for investors seeking income and moderate long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

          BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

		In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table above has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The LifePath Retirement Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

		The LifePath Retirement Fund is designed for investors seeking current income and moderate long-term growth of capital. As of March 31, 2013, the LifePath Retirement Fund held approximately 39% of its assets in Underlying Funds that invest primarily in equity securities, 61% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Because the LifePath Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the LifePath Retirement Fund’s risk profile.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.      The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.      To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.      Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.      The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.      Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.      When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.      Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.      Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

  Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.

  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.      The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.      Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.      Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.      Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage-Backed and Asset-Backed Securities Risk.      Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.      Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.      When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.      Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.      The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.      Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.      Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

          The LifePath Retirement Fund must maintain cash balances to meet redemption requests which may lower overall fund performance.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst quarters during the periods indicated in the bar chart were: Best quarter: 9.77%, during the third quarter of 2009. Worst quarter: -7.79% during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The blended benchmark is a hypothetical representation of the performance of the LifePath Retirement Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath Retirement Fund’s custom benchmark are adjusted quarterly to reflect the LifePath Retirement Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath Retirement Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index and Barclays U.S. TIPS Index.
Institutional Class Prospectus | State Farm LifePath Retirement Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.01%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.93%	[2],[3]
After 1 Year	rr_ExpenseExampleYear01	95
After 3 Years	rr_ExpenseExampleYear03	373
After 5 Years	rr_ExpenseExampleYear05	673
After 10 Years	rr_ExpenseExampleYear10	1,525
2004	rr_AnnualReturn2004	6.37%
2005	rr_AnnualReturn2005	4.19%
2006	rr_AnnualReturn2006	8.59%
2007	rr_AnnualReturn2007	4.20%
2008	rr_AnnualReturn2008	(15.14%)
2009	rr_AnnualReturn2009	17.90%
2010	rr_AnnualReturn2010	9.29%
2011	rr_AnnualReturn2011	3.78%
2012	rr_AnnualReturn2012	8.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.79%)
1-Year	rr_AverageAnnualReturnYear01	8.47%
5-Year	rr_AverageAnnualReturnYear05	4.24%
Since Inception	rr_AverageAnnualReturnSinceInception	5.50%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 5, 2009
Institutional Class Prospectus | State Farm LifePath Retirement Fund | Return After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	7.52%
5-Year	rr_AverageAnnualReturnYear05	3.43%
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 5, 2009
Institutional Class Prospectus | State Farm LifePath Retirement Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	5.99%
5-Year	rr_AverageAnnualReturnYear05	3.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.30%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 5, 2009
Institutional Class Prospectus | State Farm LifePath Retirement Fund | Blended Benchmark (reflects no deduction for fees, expenses, and taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	8.92%
5-Year	rr_AverageAnnualReturnYear05	4.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.28%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 5, 2009
Institutional Class Prospectus | State Farm LifePath Retirement Fund | S&P 500 Index (reflects no deduction for fees, expenses, and taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.00%
5-Year	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 5, 2009
Institutional Class Prospectus | State Farm LifePath Retirement Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	4.22%
5-Year	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 5, 2009

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.
[2]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
[3]	The expense information in the table above has been restated to reflect current fees.
[4]	05/09/2003 to 12/31/2012

Institutional Class Prospectus | State Farm LifePath 2020 Fund
STATE FARM LIFEPATH 2020 (SAWIX)
Investment Objective:
The State Farm LifePath 2020 Fund (the “LifePath 2020 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Institutional Class Prospectus State Farm LifePath 2020 Fund Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		none
Maximum deferred sales charge (load)		none
Maximum account fee	[1]	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class Prospectus State Farm LifePath 2020 Fund Institutional
Management fees		1.03%
Distribution [and/or Service] (12b-1 fees) fees		none
Other Expenses		0.29%
Total Annual Fund Operating Expenses		1.32%
Less: Fee Waivers		(0.39%)
Total Annual Fund Operating Expenses After Fee Waiver	[1][2]	0.93%
[1]	The expense information in the table has been restated to reflect current fees.
[2]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.

          The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

          BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Institutional Class Prospectus State Farm LifePath 2020 Fund Institutional	95	378	682	1,546

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
          The LifePath 2020 Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

The LifePath 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. As of March 31, 2013, the LifePath 2020 Portfolio held approximately 54% of its assets in Underlying Funds that invest primarily in equity securities, 46% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.    Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.    The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.    When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.    Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.    Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

  Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.

  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.    The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.    Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.    Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage-Backed and Asset-Backed Securities Risk.    Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.     Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.    When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.     Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.    The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

          The LifePath 2020 Fund must maintain cash balances to meet redemption requests, which may lower overall fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 13.82%,
          during the second quarter of 2009.

Worst quarter: -14.26%,
during the fourth quarter of 2008.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Institutional Class Prospectus State Farm LifePath 2020 Fund	1-Year	5-Year	Since Inception		Inception Date
Institutional	10.80%	2.54%	6.09%	[1]	May 9, 2003
Institutional Return After Taxes on Distributions	10.33%	2.02%	5.47%	[1]	May 9, 2003
Institutional Return After Taxes on Distributions and Sale of Fund Shares	7.27%	1.93%	5.06%	[1]	May 9, 2003
Blended Benchmark (reflects no deduction for fees, expenses, and taxes)	11.31%	3.17%	6.94%	[1]	May 9, 2003
S&P 500 Index (reflects no deduction for fees, expenses, and taxes)	16.00%	1.66%	6.64%	[1]	May 9, 2003
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)	4.22%	5.95%	5.06%	[1]	May 9, 2003
[1]	05/09/2003 to 12/31/2012

The blended benchmark is a hypothetical representation of the performance of the LifePath 2020 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2020 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2020 Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath 2020 Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index and Barclays U.S. TIPS Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Institutional Class Prospectus | State Farm LifePath 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM LIFEPATH 2020 (SAWIX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm LifePath 2020 Fund (the “LifePath 2020 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

          BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

		In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The LifePath 2020 Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

		The LifePath 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. As of March 31, 2013, the LifePath 2020 Portfolio held approximately 54% of its assets in Underlying Funds that invest primarily in equity securities, 46% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.    Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.    The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.    When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.    Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.    Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

  Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.

  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.    The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.    Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.    Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage-Backed and Asset-Backed Securities Risk.    Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.     Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.    When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.     Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.    The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

          The LifePath 2020 Fund must maintain cash balances to meet redemption requests, which may lower overall fund performance.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 13.82%,
          during the second quarter of 2009.

Worst quarter: -14.26%,
		during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The blended benchmark is a hypothetical representation of the performance of the LifePath 2020 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2020 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2020 Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath 2020 Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index and Barclays U.S. TIPS Index.
Institutional Class Prospectus | State Farm LifePath 2020 Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.03%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.93%	[2],[3]
After 1 Year	rr_ExpenseExampleYear01	95
After 3 Years	rr_ExpenseExampleYear03	378
After 5 Years	rr_ExpenseExampleYear05	682
After 10 Years	rr_ExpenseExampleYear10	1,546
2004	rr_AnnualReturn2004	9.34%
2005	rr_AnnualReturn2005	6.49%
2006	rr_AnnualReturn2006	12.80%
2007	rr_AnnualReturn2007	3.06%
2008	rr_AnnualReturn2008	(25.56%)
2009	rr_AnnualReturn2009	22.47%
2010	rr_AnnualReturn2010	10.77%
2011	rr_AnnualReturn2011	1.34%
2012	rr_AnnualReturn2012	10.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.26%)
1-Year	rr_AverageAnnualReturnYear01	10.80%
5-Year	rr_AverageAnnualReturnYear05	2.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Institutional Class Prospectus | State Farm LifePath 2020 Fund | Return After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	10.33%
5-Year	rr_AverageAnnualReturnYear05	2.02%
Since Inception	rr_AverageAnnualReturnSinceInception	5.47%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Institutional Class Prospectus | State Farm LifePath 2020 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	7.27%
5-Year	rr_AverageAnnualReturnYear05	1.93%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Institutional Class Prospectus | State Farm LifePath 2020 Fund | Blended Benchmark (reflects no deduction for fees, expenses, and taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	11.31%
5-Year	rr_AverageAnnualReturnYear05	3.17%
Since Inception	rr_AverageAnnualReturnSinceInception	6.94%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Institutional Class Prospectus | State Farm LifePath 2020 Fund | S&P 500 Index (reflects no deduction for fees, expenses, and taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.00%
5-Year	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Institutional Class Prospectus | State Farm LifePath 2020 Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	4.22%
5-Year	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
[4]	05/09/2003 to 12/31/2012

Institutional Class Prospectus | State Farm LifePath 2030 Fund
STATE FARM LIFEPATH 2030 (SAYIX)
Investment Objective:
The State Farm LifePath 2030 Fund (the “LifePath 2030 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Institutional Class Prospectus State Farm LifePath 2030 Fund Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		none
Maximum deferred sales charge (load)		none
Maximum account fee	[1]	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class Prospectus State Farm LifePath 2030 Fund Institutional
Management fees		1.05%
Distribution [and/or Service] (12b-1 fees) fees		none
Other Expenses		0.29%
Total Annual Fund Operating Expenses		1.34%
Less: Fee Waivers		(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver	[1][2]	0.94%
[1]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
[2]	The expense information in the table above has been restated to reflect current fees.

          The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

          BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Institutional Class Prospectus State Farm LifePath 2030 Fund Institutional	96	385	696	1,578

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
          The LifePath 2030 Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

The LifePath 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. As of March 31, 2013, the LifePath 2030 Portfolio held approximately 70% of its assets in Underlying Funds that invest primarily in equity securities, 30% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.     The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.     To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.     Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.      The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.      Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.      When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.      Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.      Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

  Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.

  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.      The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.     Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.      Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.      Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage-Backed and Asset-Backed Securities Risk.      Mortgage-Backed and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.      Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.      When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.     Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.     The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.     Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.     Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

          The LifePath 2030 Fund must maintain cash balances to meet redemption requests, which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 16.70%, during the second quarter of 2009. Worst quarter: -17.93% during the fourth quarter of 2008.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Institutional Class Prospectus State Farm LifePath 2030 Fund	1-Year	5-Year	Since Inception		Inception Date
Institutional	12.86%	1.57%	6.16%	[1]	May 9, 2003
Institutional Return After Taxes on Distributions	12.51%	1.18%	5.69%	[1]	May 9, 2003
Institutional Return After Taxes on Distributions and Sale of Fund Shares	8.68%	1.19%	5.26%	[1]	May 9, 2003
Blended Benchmark (reflects no deduction for fees, expenses, and taxes)	13.51%	2.37%	7.16%	[1]	May 9, 2003
S&P 500 Index (reflects no deduction for fees, expenses, and taxes)	16.00%	1.66%	6.64%	[1]	May 9, 2003
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)	4.22%	5.95%	5.06%	[1]	May 9, 2003
[1]	05/09/2003 to 12/31/2012

The blended benchmark is a hypothetical representation of the performance of the LifePath 2030 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2030 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2030 Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath 2030 Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index and Barclays U.S. TIPS Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Institutional Class Prospectus | State Farm LifePath 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM LIFEPATH 2030 (SAYIX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm LifePath 2030 Fund (the “LifePath 2030 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

          BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

		In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table above has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The LifePath 2030 Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

		The LifePath 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. As of March 31, 2013, the LifePath 2030 Portfolio held approximately 70% of its assets in Underlying Funds that invest primarily in equity securities, 30% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.     The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.     To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.     Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.      The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.      Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.      When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.      Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.      Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

  Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.

  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.      The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.     Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.      Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.      Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage-Backed and Asset-Backed Securities Risk.      Mortgage-Backed and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.      Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.      When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.     Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.     The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.     Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.     Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

          The LifePath 2030 Fund must maintain cash balances to meet redemption requests, which may lower overall Fund performance.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 16.70%, during the second quarter of 2009. Worst quarter: -17.93% during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The blended benchmark is a hypothetical representation of the performance of the LifePath 2030 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2030 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2030 Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath 2030 Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index and Barclays U.S. TIPS Index.
Institutional Class Prospectus | State Farm LifePath 2030 Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.05%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.94%	[2],[3]
After 1 Year	rr_ExpenseExampleYear01	96
After 3 Years	rr_ExpenseExampleYear03	385
After 5 Years	rr_ExpenseExampleYear05	696
After 10 Years	rr_ExpenseExampleYear10	1,578
2004	rr_AnnualReturn2004	10.70%
2005	rr_AnnualReturn2005	7.57%
2006	rr_AnnualReturn2006	14.87%
2007	rr_AnnualReturn2007	2.46%
2008	rr_AnnualReturn2008	(31.16%)
2009	rr_AnnualReturn2009	25.55%
2010	rr_AnnualReturn2010	11.75%
2011	rr_AnnualReturn2011	(0.82%)
2012	rr_AnnualReturn2012	12.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.93%)
1-Year	rr_AverageAnnualReturnYear01	12.86%
5-Year	rr_AverageAnnualReturnYear05	1.57%
Since Inception	rr_AverageAnnualReturnSinceInception	6.16%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Institutional Class Prospectus | State Farm LifePath 2030 Fund | Return After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	12.51%
5-Year	rr_AverageAnnualReturnYear05	1.18%
Since Inception	rr_AverageAnnualReturnSinceInception	5.69%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Institutional Class Prospectus | State Farm LifePath 2030 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	8.68%
5-Year	rr_AverageAnnualReturnYear05	1.19%
Since Inception	rr_AverageAnnualReturnSinceInception	5.26%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Institutional Class Prospectus | State Farm LifePath 2030 Fund | Blended Benchmark (reflects no deduction for fees, expenses, and taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	13.51%
5-Year	rr_AverageAnnualReturnYear05	2.37%
Since Inception	rr_AverageAnnualReturnSinceInception	7.16%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Institutional Class Prospectus | State Farm LifePath 2030 Fund | S&P 500 Index (reflects no deduction for fees, expenses, and taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.00%
5-Year	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Institutional Class Prospectus | State Farm LifePath 2030 Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	4.22%
5-Year	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.
[2]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
[3]	The expense information in the table above has been restated to reflect current fees.
[4]	05/09/2003 to 12/31/2012

Institutional Class Prospectus | State Farm LifePath 2040 Fund
STATE FARM LIFEPATH 2040 (SAUIX)
Investment Objective:
The State Farm LifePath 2040 Fund (the “LifePath 2040 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Institutional Class Prospectus State Farm LifePath 2040 Fund Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		none
Maximum deferred sales charge (load)		none
Maximum account fee	[1]	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class Prospectus State Farm LifePath 2040 Fund Institutional
Management fees		1.07%
Distribution [and/or Service] (12b-1 fees) fees		none
Other Expenses		0.31%
Total Annual Fund Operating Expenses		1.38%
Less: Fee Waivers		(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver	[1][2]	0.95%
[1]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
[2]	The expense information in the table above has been restated to reflect current fees.

          The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

           BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Institutional Class Prospectus State Farm LifePath 2040 Fund Institutional	97	392	710	1,610

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
          The LifePath 2040 Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

The LifePath 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. As of March 31, 2013, the LifePath 2040 Portfolio held approximately 82% of its assets in Underlying Funds that invest primarily in equity securities, 18% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.      the Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.      To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.      Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.      The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.      Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.      When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.      Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.      Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

  Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.

  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.      The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.      Although junk bonds, also known as high-yield bond, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.      Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.      Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage-Backed and Asset-Backed Securities Risk.      Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.      Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.      When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.      Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.      The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.      Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.      Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

          The LifePath 2040 Fund must maintain cash balances to meet redemption requests, which may lower overall fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 19.04%,
          during the second quarter of 2009.

Worst quarter: -20.85%,
during the fourth quarter of 2008.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Institutional Class Prospectus State Farm LifePath 2040 Fund	1-Year	5-Year	Since Inception		Inception Date
Institutional	14.59%	0.71%	6.17%	[1]	May 9, 2003
Institutional Return After Taxes on Distributions	14.29%	0.42%	5.78%	[1]	May 9, 2003
Institutional Return After Taxes on Distributions and Sale of Fund Shares	9.88%	0.54%	5.34%	[1]	May 9, 2003
Blended Benchmark (reflects no deduction for fees, expenses, and taxes)	15.28%	1.63%	7.27%	[1]	May 9, 2003
S&P 500 Index (reflects no deduction for fees, expenses, and taxes)	16.00%	1.66%	6.64%	[1]	May 9, 2003
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)	4.22%	5.95%	5.06%	[1]	May 9, 2003
[1]	05/09/2003 to 12/31/2012

The blended benchmark is a hypothetical representation of the performance of the LifePath 2040 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2040 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2040 Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath 2040 Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index and Barclays U.S. TIPS Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Institutional Class Prospectus | State Farm LifePath 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM LIFEPATH 2040 (SAUIX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm LifePath 2040 Fund (the “LifePath 2040 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

           BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

		In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table above has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The LifePath 2040 Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

		The LifePath 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. As of March 31, 2013, the LifePath 2040 Portfolio held approximately 82% of its assets in Underlying Funds that invest primarily in equity securities, 18% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.      the Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.      To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.      Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.      The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.      Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.      When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.      Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.      Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

  Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.

  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.      The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.      Although junk bonds, also known as high-yield bond, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.      Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.      Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage-Backed and Asset-Backed Securities Risk.      Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.      Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.      When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.      Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.      The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.      Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.      Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

          The LifePath 2040 Fund must maintain cash balances to meet redemption requests, which may lower overall fund performance.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 19.04%,
          during the second quarter of 2009.

Worst quarter: -20.85%,
		during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The blended benchmark is a hypothetical representation of the performance of the LifePath 2040 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2040 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2040 Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath 2040 Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index and Barclays U.S. TIPS Index.
Institutional Class Prospectus | State Farm LifePath 2040 Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.07%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.95%	[2],[3]
After 1 Year	rr_ExpenseExampleYear01	97
After 3 Years	rr_ExpenseExampleYear03	392
After 5 Years	rr_ExpenseExampleYear05	710
After 10 Years	rr_ExpenseExampleYear10	1,610
2004	rr_AnnualReturn2004	11.32%
2005	rr_AnnualReturn2005	8.15%
2006	rr_AnnualReturn2006	16.64%
2007	rr_AnnualReturn2007	1.87%
2008	rr_AnnualReturn2008	(35.51%)
2009	rr_AnnualReturn2009	27.92%
2010	rr_AnnualReturn2010	12.43%
2011	rr_AnnualReturn2011	(2.55%)
2012	rr_AnnualReturn2012	14.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.85%)
1-Year	rr_AverageAnnualReturnYear01	14.59%
5-Year	rr_AverageAnnualReturnYear05	0.71%
Since Inception	rr_AverageAnnualReturnSinceInception	6.17%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Institutional Class Prospectus | State Farm LifePath 2040 Fund | Return After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	14.29%
5-Year	rr_AverageAnnualReturnYear05	0.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.78%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Institutional Class Prospectus | State Farm LifePath 2040 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	9.88%
5-Year	rr_AverageAnnualReturnYear05	0.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Institutional Class Prospectus | State Farm LifePath 2040 Fund | Blended Benchmark (reflects no deduction for fees, expenses, and taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	15.28%
5-Year	rr_AverageAnnualReturnYear05	1.63%
Since Inception	rr_AverageAnnualReturnSinceInception	7.27%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Institutional Class Prospectus | State Farm LifePath 2040 Fund | S&P 500 Index (reflects no deduction for fees, expenses, and taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.00%
5-Year	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003
Institutional Class Prospectus | State Farm LifePath 2040 Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	4.22%
5-Year	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2003

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.
[2]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
[3]	The expense information in the table above has been restated to reflect current fees.
[4]	05/09/2003 to 12/31/2012

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2013